(2_FIDELITY_LOGOS)FIDELITY

ASSET MANAGER(trademark)

ANNUAL REPORT
SEPTEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

MARKET RECAP             6    An overview of the market's
                              performance and the factors driving
                              it.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     54   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    58   Notes to the financial statements.

REPORT OF INDEPENDENT    64   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            65


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term investments, both in the U.S. and overseas.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995   PAST 1   PAST 5    LIFE OF
                                   YEAR     YEARS     FUND

Asset Manager                      10.09%   98.18%    122.86%

S&P 500(registered trademark)      29.75%   121.49%   160.27%

Average Flexible Portfolio Fund    19.38%   87.78%    n/a

Consumer Price Index               2.54%    15.45%    27.14%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average flexible portfolio fund, which reflects the performance of 142 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995   PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Asset Manager                      10.09%   14.66%   12.58%

S&P 500                            29.75%   17.24%   15.20%

Average Flexible Portfolio Fund    19.38%   13.23%   n/a

Consumer Price Index               2.54%    2.91%    3.62%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                 Asset Manager (314) S&P 500          Fidelity Composite
        12/31/88            10000.00         10000.00          10000.00
        01/31/89            10378.86         10732.00          10291.60
        02/28/89            10219.34         10464.77          10200.52
        03/31/89            10309.07         10708.60          10320.38
        04/30/89            10578.27         11264.38          10593.04
        05/31/89            10887.34         11720.59          10846.43
        06/30/89            11006.98         11653.78          10999.47
        07/31/89            11326.02         12706.12          11415.14
        08/31/89            11355.93         12955.15          11426.55
        09/30/89            11355.93         12902.04          11453.98
        10/31/89            11405.78         12602.71          11519.49
        11/30/89            11485.54         12859.81          11656.69
        12/31/89            11527.69         13168.44          11771.16
        01/31/90            11158.89         12284.84          11487.36
        02/28/90            11243.19         12443.31          11560.76
        03/31/90            11359.10         12773.06          11674.52
        04/30/90            11169.43         12453.74          11566.76
        05/31/90            11759.51         13667.97          12058.70
        06/30/90            11854.35         13575.03          12133.82
        07/31/90            11843.81         13531.59          12207.84
        08/31/90            11443.39         12308.34          11830.25
        09/30/90            11211.58         11708.92          11724.49
        10/31/90            11243.19         11658.57          11808.55
        11/30/90            11780.58         12411.72          12162.69
        12/31/90            12147.79         12758.00          12361.92
        01/31/91            12795.97         13314.25          12597.66
        02/28/91            13354.74         14266.22          12913.10
        03/31/91            13578.25         14611.46          13053.34
        04/30/91            13790.59         14646.53          13138.97
        05/31/91            14137.03         15279.26          13347.62
        06/30/91            13835.29         14579.47          13174.63
        07/31/91            14204.08         15258.87          13439.44
        08/31/91            14528.17         15620.51          13678.66
        09/30/91            14550.52         15359.65          13743.64
        10/31/91            14662.28         15565.47          13865.96
        11/30/91            14405.24         14938.18          13770.42
        12/31/91            15019.76         16647.11          14448.89
        01/31/92            15236.74         16337.47          14290.96
        02/29/92            15526.05         16549.86          14382.28
        03/31/92            15526.05         16227.13          14278.30
        04/30/92            15743.03         16704.21          14453.92
        05/31/92            15899.73         16786.06          14595.86
        06/30/92            15899.73         16535.95          14602.28
        07/31/92            16225.20         17212.27          14998.88
        08/31/92            16152.88         16859.42          14941.28
        09/30/92            16273.42         17058.36          15106.53
        10/31/92            16249.31         17118.06          15046.41
        11/30/92            16610.94         17701.79          15247.13
        12/31/92            16934.14         17919.52          15434.06
        01/31/93            17225.45         18070.05          15626.98
        02/28/93            17402.77         18315.80          15844.82
        03/31/93            17975.71         18702.26          16007.39
        04/30/93            18052.42         18249.67          15910.07
        05/31/93            18435.97         18738.76          16080.94
        06/30/93            18668.08         18793.10          16251.72
        07/31/93            18951.91         18717.93          16272.52
        08/31/93            19493.76         19427.34          16672.83
        09/30/93            19481.53         19277.75          16655.82
        10/31/93            20054.14         19676.80          16827.04
        11/30/93            20015.09         19489.87          16697.47
        12/31/93            20877.83         19725.69          16813.02
        01/31/94            21555.68         20396.37          17143.23
        02/28/94            20877.83         19843.63          16818.19
        03/31/94            19867.84         18978.44          16383.61
        04/30/94            19854.17         19221.37          16426.21
        05/31/94            20018.25         19536.60          16536.92
        06/30/94            19577.74         19057.95          16371.55
        07/31/94            19962.97         19683.05          16717.32
        08/31/94            20430.74         20490.06          17005.19
        09/30/94            20182.51         19988.05          16755.89
        10/31/94            20279.40         20437.78          16916.42
        11/30/94            19974.87         19693.44          16670.65
        12/31/94            19499.59         19985.49          16825.56
        01/31/95            19344.50         20503.72          17140.06
        02/28/95            19640.59         21302.75          17568.36
        03/31/95            19953.26         21931.39          17837.22
        04/30/95            20364.82         22577.27          18157.94
        05/31/95            20847.33         23479.68          18759.47
        06/30/95            21133.35         24025.12          19010.70
        07/31/95            21718.80         24821.79          19252.97
        08/31/95            21861.60         24884.09          19379.73
        09/29/95            22219.16         25934.20          19798.72

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Asset Manager on December 31, 1988, shortly after the fund started. As the chart shows, by September 30, 1995, the value of your investment would have grown to $22,219 - a 122.19% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $25,934 - a 159.34% increase. You can also look at how the Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. Reflecting the fund's neutral mix of 40% stocks, 40% bonds, and 20% short-term instruments, this index combines returns from the S&P 500 (+159.34%), Lehman Brothers Treasury Bond Index (+85.69%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+43.92%). With dividends and interest, if any, reinvested, a $10,000 investment in the index would have grown to $19,799 - a 97.99% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
Strong corporate earnings and a favorable interest rate environment helped the U.S. stock market post strong returns for the 12 months ended September 30, 1995. U.S. bond markets also rallied during the 12-month period.
STOCKS: The Standard & Poor's Composite Index of 500 Stocks finished the 12-month period with a total return of 29.75% - well above its historical annual average of roughly 12%. With inflation posing little threat, interest rates fell during the first half of 1995. The Federal Reserve Board cut the federal funds rate - the rate banks charge each other for overnight loans - by 0.25% on July 6 to 5.75%. Large-capitalization stocks led the rally. Technology companies - whose goods and services benefited from both corporate and consumer demand - posted the strongest earnings growth and stock price gains. Lower interest rates and continued merger and acquisition activity helped financial stocks perform especially well. In June, the Dow Jones Industrial Average closed above 4500 for the first time. Returns from foreign markets suffered as investors brought capital back to the U.S. The Morgan Stanley Emerging Markets Free Index was down 17.73% for the 12 months ended September 30. The Morgan Stanley EAFE (Europe, Australia, Far East) Index returned 5.79% for the year ended September 30. European markets have fared well through the first nine months of 1995, while the Japanese market has struggled through much of the year.
BONDS: A strong rally starting in November 1994 helped bonds recover from the effects of the sharply rising interest rate environment seen earlier that year. For the 12-month period, the Lehman Brothers Aggregate Bond Index - a broad measure of U.S. taxable bonds - posted a total return of 14.06%. Indications of a slowing economy and a relative absence of inflation pressures encouraged bond investors, helping to push interest rates down. Monetary policy also played a role in the bond market's performance, as the Fed - in an effort to thwart the possibility of a recession - lowered the fed funds rate after a string of seven successive interest rate increases in 1994 and early 1995. Mortgage-backed securities rode along with the rally. The Salomon Brothers Mortgage Index returned 13.46% during the period. Outside of the U.S., markets had mixed returns. Emerging fixed-income markets recovered from the lows caused by Mexico's peso devaluation in December 1994. The J.P. Morgan Emerging Markets Bond Index returned 6.04% during the 12-month period. Declining interest rates and a weakening U.S. dollar helped the Salomon Brothers World Government Bond Index - which includes U.S. issues - to post a 16.18% return.
FUND TALK: THE MANAGER'S OVERVIEW


An Interview with Bob Beckwitt, Portfolio Manager of Fidelity Asset Manager
Q. BOB, HOW DID THE FUND PERFORM?
A. Asset Manager performed reasonably well overall, though it lagged some of its competitors. The fund's total return for the year ended September 30, 1995, was 10.09%, compared to 19.38% for the average flexible portfolio fund, according to Lipper Analytical Services. Most of the reasons the fund lagged can be traced to setbacks suffered during the final months of 1994 and the beginning of 1995. The fund's performance since then has been significantly stronger, both in absolute and relative terms.
Q. WHAT CAUSED THE PROBLEMS EARLY IN THE YEAR?
A. Foreign investments were the main culprits. Last September, 29% of the fund's investments was foreign stocks and bonds. That total included investments in Mexico and other emerging markets in Latin America. Shareholders who have been with the fund for any length of time will recall how much those same emerging market investments boosted Asset Manager's performance in years past. Unfortunately, with the surprise devaluation of the Mexican peso in December 1994, emerging markets all over the world suddenly lost credibility with investors and prices plummeted. I immediately sold most of the fund's emerging market investments, preventing further losses. Shortly afterward, what was left in the fund of Mexican securities, for example, totalled only around 1% of its investments.
Q. WHAT'S YOUR ATTITUDE TOWARD FOREIGN INVESTMENTS NOW?
A. Foreign investments will probably always play a significant strategic role in the fund. That's because in the new global economy, I don't think it makes sense to ignore investment opportunities in other countries. It's true, investing overseas can carry more risk, and with emerging markets those risks can be even more significant. But by investing in a broad range of foreign securities, in a wide variety of countries, I think I can minimize those risks while still providing shareholders with exposure to exciting opportunities they might otherwise miss. If there's a lesson in the fund's recent bad experience with foreign investments, it's this: more diversification is needed, not less. Lately, as the pendulum has swung back in favor of foreign markets, I've again built a 21% stake in foreign securities. Recently, I've tried to spread the risk around as much as possible instead of concentrating those assets in a handful of foreign countries. At the end of September, Asset Manager had a 4.2% stake in Japan, and 4.0% in Germany, but no other foreign country by itself accounted for more than 1.7% of the fund's total investments.
Q. WHY THE LARGE INVESTMENT IN JAPAN?
A. I began building a position in Japan in April and May, when the Nikkei Index bottomed out around 14,000. For five years now, Japan has been paying the price for the speculative bubble of the late 1980s. Real estate prices have fallen, banks have suffered and consumer spending has slowed. And yet foreign demand for Japanese goods has remained strong, resulting in a significant trade surplus and, until this summer, a rising yen. The recent surge in the U.S. dollar versus the yen is a sign that Japanese fiscal and monetary policy is beginning to produce results. The fund has investments in Hitachi and other consumer electronics companies whose earnings could rise as the Japanese economy recovers.
Q. WHAT ABOUT DOMESTIC STOCKS?
A. Here at home, my focus has been on finance and technology stocks. While the finance sector has benefited from rising bond prices and falling interest rates, that's a cyclical story; many of the finance stocks I own are growth stories. Large holdings include Fannie Mae (the Federal National Mortgage Association) which continues to trade at a price-to-earnings ratio lower than its growth rate; and American Express, a turnaround story with significant upside potential if the market recognizes the gains made by its management team. In the technology sector, I continue to own Compaq and IBM, still cheap in light of projected earnings; and Intel, the dominant player in the booming semiconductor industry. Lately I've added to the fund's total position in REITs, or real estate investment trusts. With an 8% yield and a projected 3% growth rate, REITs are among the most attractive values in today's market. As always, not everything performed as well as I would have liked. Among the disappointments were RJR Nabisco, Wal-Mart and General Motors, all selling at low price-to-earnings ratios that belie their impressive growth rates. While it has taken longer than expected for those stocks to come around, I believe that eventually the market will recognize their value.
Q. HOW WERE THE FUND'S ASSETS DIVIDED AMONG STOCKS, BONDS AND SHORT-TERM INVESTMENTS AT THE END OF THE PERIOD?
A. On September 30, 1995, the breakdown was 48% stocks, 25% bonds and 27% short-term investments. That's somewhat more stock exposure than the fund would have under neutral conditions, as well as more short-term holdings, while the fund's bond exposure is significantly less than it would otherwise be in a neutral environment.
Q. CAN YOU EXPLAIN WHY YOU HAVE THE FUND STRUCTURED LIKE THAT?
A. One portion of the fund's asset mix that has changed very little during the past year is its exposure to domestic stocks. That's always been around 30%. Earlier in the year, though, when foreign stocks were less attractive, the overall stock portion of the fund fell below a neutral weighting and the cash portion rose. Then as Japan's prospects improved and foreign stocks crept back into the fund, cash declined accordingly. Bonds are below a neutral weighting only because the bond market has surged since the beginning of the year, and would appear to be near its peak. In retrospect, I wish I'd owned more bonds earlier in the year, but that opportunity has passed. Barring external factors such as significant progress on a balanced budget, now is probably not the time to go hunting for price gains in the bond market. That's reflected in the average duration of the bond portion of the fund, which at about 1.72 years at the end of the period is slightly defensive. Duration measures how much a bond's price will vary with changes in interest rates.
Q. WHAT WAS YOUR BOND STRATEGY DURING THE YEAR?
A. Much of the fund's exposure to emerging markets early in the period was through bonds, which I sold together with emerging market stocks beginning last December. Early this past summer, I took profits on a portion of the fund's investment in U.S. Treasury securities and redeployed those assets in German bonds. The German bond market until then had lagged the U.S. market, indicating it might have greater upside potential. Also, Germany's inflation outlook was especially promising, as were prospects for a rate cut by the Bundesbank, Germany's central bank. Events unfolded as expected in Germany, and the fund made a profit from its investment. Although the deutsche mark declined versus the U.S. dollar last summer, because I had hedged the fund's German investments, the gains were largely preserved. On the domestic side, as economic growth has slowed, I've reduced the fund's stake in so-called junk bonds, whose yield advantage over higher-rated bonds has declined.
Q. HOW DID DERIVATIVES AFFECT THE FUND'S PERFORMANCE?
A. The overall impact was positive but hardly significant. Some that I own can be found under indexed securities in the portfolio listing at the back of this report, but they're often referred to as structured notes. One way to think of them is as customized securities. They let me tailor a portion of the fund's investments to match my outlook in very specific segments of the market, so that I can take advantage of opportunities that might otherwise be inaccessible. During the period, the fund made money on structured notes tied to short-term interest rates in the U.K., and to the price of oil. Structured notes tied to commodities such as gold and platinum did not do well, but I'll probably keep them as a hedge against inflation. If global inflation were to flare up suddenly for whatever reason, those commodities could be among the first to react.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I'm cautiously optimistic. The U.S. economy has been expanding slowly but steadily at an annual rate of less than 3%, right in line with the long-term growth rate targeted by the Federal Reserve. Inflation, so far, is almost a non-issue. The dollar appears to have stabilized. Together those factors make for an unusually attractive investment climate. Given 1995's sharp gains in domestic markets, foreign markets appear to have more relative value; foreign investments are therefore likely to remain a significant part of the fund. The key variable I'll be watching this fall is progress on the balanced budget. If the Republican Congress can broker an agreement, and President Clinton doesn't veto it, we could be looking at long-term interest rates approaching historic lows. Needless to say, that would be a tremendous boost for financial markets. If, on the other hand, the political parties deadlock on the budget, then the unknowns multiply and the outlook becomes less promising. It all comes back to inflation. If inflation returns with a vengeance, all bets are off, and we could be looking at the first real bear market in more than a decade. But if inflation stays low, then bond prices should keep rising and stocks will have a chance to achieve still higher price-to-earnings multiples.
FUND FACTS
GOAL: high total return with
reduced risk over the long
term by allocating assets
among stocks, bonds and
short-term instruments of all
types
START DATE: December 28,
1988
SIZE: as of September 30,
1995, more than $11 billion
MANAGER: Robert Beckwitt,
since December 1988; Fidelity
Asset Manager: Growth,
since 1991; Fidelity Asset
Manager: Income, since
1992; joined Fidelity in 1986
(checkmark)
BOB BECKWITT ON THE STAYING
POWER OF THE BULL MARKET:
"If people are concerned
about the market, their
actions are not showing it. In
1995, investors have
increased equity exposure,
equity funds have reduced
cash, and there's been a
record number of initial and
secondary public offerings,
some of them frankly
speculative. We're definitely
not in the early stages of the
game anymore. We may, in
fact, be in the final innings. A
more challenging period lies
ahead. Whether that means a
market setback or simply
lower positive returns
depends on the outlook for
inflation."

(solid bullet)  Foreign investments
totaled about 21% of the
funds investments at the end
of the period, up from about
12% six months ago. Total
investment in Mexico and
other emerging markets was
less than 8%. For a complete
breakdown of the fund's
foreign investments by
country, see page 52.
(solid bullet) The fund's asset mix at the end of the period was 48%
stocks, 25% bonds and 27%
short-term investments. In a
neutral investment climate,
the breakdown would be
closer to 40% stocks, 40%
bonds and 20% short-term
investments.
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF SEPTEMBER 30, 1995
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

Federal National Mortgage Association   1.7            1.3

Philip Morris Companies, Inc.           1.4            0.7

General Motors Corp.                    1.1            0.5

Compaq Computer Corp.                   1.0            0.6

International Business Machines Corp.   0.9            1.0

TOP FIVE FIXED-INCOME SECURITIES AS OF SEPTEMBER 30, 1995

(BY ISSUER, WITH MATURITIES OF MORE THAN ONE YEAR)   % OF FUND'S    % OF FUND'S
                                                     INVESTMENTS    INVESTMENTS
                                                                    IN THESE SECURITIES
                                                                    6 MONTHS AGO

U.S. Treasury Obligations (various issues)           14.9           17.3

German Government (various issues)                   3.6            0.0

Brazil Federative Republic                           0.8            0.3

SCI Television, Inc. (various issues)                0.5            0.6

Revlon Worldwide Corp.                               0.3            0.5


TOP FIVE COUNTRIES AS OF SEPTEMBER 30, 1995
(BY LOCATION OF ISSUER)   % OF FUND'S    % OF FUND'S
                          INVESTMENTS    INVESTMENTS
                                         IN THESE COUNTRIES
                                         6 MONTHS AGO

United States             78.9           88.3

Japan                     4.2            3.0

Germany                   4.0            0.3

Canada                    1.7            1.3

Brazil                    1.5            0.5

ASSET ALLOCATION
AS OF SEPTEMBER 30, 1995 * AS OF MARCH 31, 1995 **
Row: 1, Col: 1, Value: 27.0
Row: 1, Col: 2, Value: 25.0
Row: 1, Col: 3, Value: 48.0
Row: 1, Col: 1, Value: 36.0
Row: 1, Col: 2, Value: 26.0
Row: 1, Col: 3, Value: 38.0
Stock class 48%
Bond class 25%
Short-term class
and other 27%
FOREIGN
INVESTMENTS 21%
Stock class 38%
Bond class 26%
Short-term class
and other 36%
FOREIGN
INVESTMENTS 12%
*
**

ASSET ALLOCATIONS IN THE PIE CHART REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART. INVESTMENTS SEPTEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 49.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.1%
AEROSPACE & DEFENSE - 0.5%
Alliant Techsystems, Inc. (a)  65,000 $ 3,055
Boeing Co.   339,300  23,157
General Motors Corp. Class H  58,300  2,390
Lockheed Martin Corp.   96,715  6,492
McDonnell Douglas Corp.   95,500  7,903
Northrop Grumman Corp.   30,000  1,826
Precision Castparts Corp.   111,000  4,052
Rockwell International Corp.   95,000  4,489
Thiokol Corp.   37,500  1,341
  54,705
DEFENSE ELECTRONICS - 0.4%
Loral Corp.   290,200  8,271
Raytheon Co.   315,500  26,816
Tracor, Inc. (a)  366,600  6,049
  41,136
SHIP BUILDING & REPAIR - 0.2%
Bremer Vulkan AG (a)  33,500  1,389
Far East-Levingston Shipbuilding Ltd.   214,000  938
General Dynamics Corp.   300,700  16,501
Jurong Shipyard Ltd.   237,000  1,696
Keppel Corp. Ltd.   486,000  3,887
  24,411
TOTAL AEROSPACE & DEFENSE   120,252
BASIC INDUSTRIES - 2.2%
CHEMICALS & PLASTICS - 1.0%
Agrium, Inc.   39,300  1,443
Betz Laboratories, Inc.   49,200  2,011
Carbide/Graphite Group, Inc. (a)  12,200  172
DESC (Sociedad de Fomento Industrial SA) Class B (a)  803,400  3,020
du Pont (E.I.) de Nemours & Co.   170,000  11,688
Ferro Corp.   150,400  3,741
First Mississippi Corp.   75,000  2,991
Grace (W.R.) & Co.   210,000  14,018
Great Lakes Chemical Corp.   109,800  7,425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Han Wha Corp.   12,600 $ 223
Hercules, Inc.   197,900  11,478
Kemira OY sponsored ADR (h)  21,110  325
Korea Chemical Co. Ltd. (a)  2,800  284
LG Chemical Ltd.   134,364  2,956
Metacorp BHD  500,000  1,372
Nalco Chemical Co.   115,700  3,948
Oriental Chemical Industries Co. Ltd.   93,261  2,938
PT Tri Polyta Indonesia sponsored ADR  69,400  1,492
Perez Companc Class B  595,133  2,601
Potash Corp. of Saskatchewan  72,000  4,495
Raychem Corp.   410,400  18,468
Rhodia Ster SA GDR (h)  140,900  1,867
Rohm & Haas Co.   30,000  1,811
Sekisui Chemical Co. Ltd.   214,000  2,704
Shin-Etsu Chemical Co. Ltd.   115,000  2,214
Union Carbide Corp.   177,800  7,068
  112,753
IRON & STEEL - 0.1%
Acesita Cia Acos Especiais Itabira Ord.   281,255,300  2,374
Carpenter Technology Corp.   50,000  1,956
Compania Siderurgica Nacional  127,153,300  3,362
Mannesmann AG Ord.   12,900  4,237
Nucor Corp.   19,200  859
Pohang Iron & Steel Co. Ltd.   5,780  574
Republic Engineered Steels, Inc. (a)  165,500  1,241
Wing Tiek Holdings BHD  1,000  5
  14,608
METALS & MINING - 0.6%
Alcan Aluminium Ltd.   237,465  7,700
Alumax, Inc. (a)  18,650  629
Aluminum Co. of America  417,200  22,059
Compania Vale do Rio Doce PN Ord.   17,474,000  2,925
Dae Han Jung Suok (a)  606  18
Eramet SA  37,000  2,810
Noranda, Inc.   256,100  5,202
Reynolds Metals Co.   322,000  18,596
Stillwater Mining Co. (a)  50,000  1,038
Sungei Way Holdings BHD  94,000  320
  61,297
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.2%
Corning, Inc.   291,500 $ 8,344
Owens-Illinois, Inc. (a)  1,028,000  12,978
Sonoco Products Co.   34,545  959
  22,281
PAPER & FOREST PRODUCTS - 0.3%
Arab Malaysian Corp. BHD  1,550,000  5,455
Aokam Perdana BHD  1,000,000  2,008
Bowater, Inc.   99,000  4,616
Champion International Corp.   57,000  3,071
Crown Vantage, Inc. (a)  15,340  341
Gadek BHD  500,000  2,963
Klabin Industria de Papel e Celulose PN  1,300,500  1,760
James River Corp.  203,400  6,509
Malakoff BHD  1,370,000  4,168
  30,891
TOTAL BASIC INDUSTRIES   241,830
CONGLOMERATES - 0.4%
Allied-Signal, Inc.   149,900  6,614
Crane Co.   80,000  2,760
Grupo Carso SA de CV Class A-1 (a)  1,011,700  5,989
ITT Corp.   44,400  5,506
Mark IV Industries, Inc.   125,000  2,781
Tyco International Ltd.   134,970  8,503
United Technologies Corp.   179,000  15,820
  47,973
CONSTRUCTION & REAL ESTATE - 3.5%
BUILDING MATERIALS - 0.2%
Armstrong World Industries, Inc.   162,800  9,035
Cooper Cameron Corp. (a)  35,572  920
Hong Leong Industries BHD  200,000  1,050
Keumkang Ltd.   15,800  1,302
Lafarge Corp.   55,671  1,023
Masco Corp.   223,100  6,135
Medusa Corp.   49,650  1,403
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Owens-Corning Fiberglas Corp. (a)  27,900 $ 1,245
Pioneer International Ltd.   207,600  549
  22,662
CONSTRUCTION - 0.4%
Butler Manufacturing Co.   50,000  1,400
Centex Corp.   121,590  3,526
DR Horton, Inc.   180,858  1,944
Daelim Industrial Co.   106,840  2,503
Daelim Industrial Co. (RFD) (a)  25,641  561
Daito Trust Construction  61,500  709
Dong Ah Construction Industries Co. Ltd.   51,600  2,228
Hopewell Holdings Ltd.   33,240,554  22,570
Kaufman & Broad Home Corp.   25,000  316
McDermott (J. Ray) SA  150,000  3,375
NCI Building Systems, Inc. (a)  75,000  1,763
Pulte Corp.   136,000  3,859
Ryland Group, Inc.   53,900  835
Samsung Engineering & Construction Co. (RFD) (a)  3,705  119
Schuler Homes, Inc. (a)  125,000  1,453
Suh Kwang Construction Co.   35,000  611
YTL Corp. BHD  477,500  2,469
  50,241
ENGINEERING - 0.2%
Bukaka Teknik Utama (For. Reg.) (a)  1,000,000  1,633
Fluor Corp.   135,600  7,594
Foster Wheeler Corp.   70,000  2,476
Hanil Development Co. (a)  119,668  3,022
Hyundai Engineering & Construction Co. Ltd. (a)  89,620  4,819
Hyundai Engineering & Construction Co. Ltd. (RFD) (a)  6,138  231
  19,775
REAL ESTATE - 0.4%
Bandar Raya Development BHD  2,266,000  4,272
Ciputra Development PT (For. Reg.)  378,500  810
Daiman Development BHD  690,000  763
Fondo Opcion SA de CV Class 2, Series B (a)  377,400  467
Great Eagle Holdings Ltd. (a)  1,588,000  3,923
Hong Kong Land Holdings Ltd.   814,000  1,425
Klepierre SA  3,900  459
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE - CONTINUED
Land & House PCL (For. Reg.) (a)  125,000 $ 1,963
Liu Chong Hing Investment Ltd.   1,910,000  2,001
Malaysian Resources Corp. BHD  2,781,000  4,601
Mitsubishi Estate Co. Ltd.   403,000  4,486
New World Development Co.   2,500,000  9,862
Putra Surya Perkasa, PT (For. Reg.)  1,000,000  375
Sime UEP Properties BHD  446,000  788
Singapore Land Ltd.   668,000  3,866
Tan & Tan Development BHD   1,297,000  1,269
  41,330
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Bay Apartment Communities, Inc.  507,900  10,920
Beacon Properties Corp.   8,000  171
Bradley Real Estate Trust (SBI)  329,700  5,275
CBL & Associates Properties, Inc.   351,700  7,298
Cali Realty Corp.  52,300  1,059
Capstead Mortgage Corp.   18,366  585
CenterPoint Properties Corp.   63,200  1,414
Colonial Properties Trust (SBI)  326,100  8,112
DeBartolo Realty Corp.   170,500  2,387
Developers Diversified Realty Corp.   278,700  8,396
Duke Realty Investors, Inc.   417,300  12,988
Duta Anggada Realty Ord.   1,250,000  814
Equity Inns, Inc.   200,000  2,350
Equity Residential Properties Trust (SBI)  479,200  14,436
Evans Withycombe Residential, Inc.   131,900  2,671
Excel Realty Trust, Inc.   571,400  11,285
Felcor Suite Hotels, Inc.  298,300  8,949
Franchise Finance Corp. of America  311,100  6,689
Glimcher Realty Trust (SBI)  326,900  6,661
Haagen Alexander Properties, Inc.   148,600  1,727
Highwoods Properties, Inc.   360,300  9,503
Innkeepers USA Trust   93,800  891
JDN Realty Corp.  230,000  4,888
Kimco Realty Corp.   407,000  16,224
LTC Properties, Inc.   43,000  624
Liberty Property Trust (SBI)  88,300  1,876
Macerich Co.   285,400  6,065
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
National Golf Properties, Inc.   300,000 $ 6,563
Oasis Residential, Inc.  161,800  3,641
Omega Healthcare Investors, Inc.   299,600  8,014
Patriot American Hospitality, Inc.  333,600  8,549
Post Properties, Inc.   134,700  4,176
RFS Hotel Investors, Inc.  309,300  4,717
Realty Income Corp.   347,300  7,337
Security Capital Industrial Trust, Inc.   95,666  1,555
Shurgard Storage Centers, Inc.   347,200  8,637
Simon Properties Group, Inc.   134,700  3,418
Sovran Self Storage, Inc.   327,000  8,134
Speiker Properties, Inc.   304,800  7,315
Starwood Lodging Trust combined certificate (SBI)   177,900  5,003
Storage Equities, Inc.   567,300  10,566
Storage Trust Realty (SBI)  280,900  5,723
Storage USA, Inc.  163,800  5,057
Sun Communities, Inc.  50,000  1,300
Sunstone Hotel Investors, Inc.   178,000  1,713
Trinet Corporate Realty Trust, Inc.   25,000  694
  256,370
TOTAL CONSTRUCTION & REAL ESTATE   390,378
DURABLES - 3.6%
AUTOS, TIRES, & ACCESSORIES - 2.5%
Asia Motors Co., Inc.   12,031  171
BMW AG  4,300  2,358
Capco Automotive Products Corp.   94,100  870
Chrysler Corp.   1,467,804  77,794
Cummins Engine Co., Inc.   66,500  2,560
Daimier Benz AG Ord.   15,000  7,396
Dae Won Kang Up Co.   13,491  378
Dana Corp.   322,200  9,304
Discount Auto Parts, Inc. (a)  153,800  4,652
Eaton Corp.   60,100  3,185
Echlin, Inc.   47,900  1,712
Fiat Spa  1,094,000  4,080
Ford Motor Co.   34,300  1,068
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
General Motors Corp.   2,504,492 $ 117,398
Honda Motor Co. Ltd.   325,000  5,801
Hyundai Motor Co. Ltd. (a)  58,300  3,538
Hyundai Motor Service Co. Ltd.   5,675  308
Iochpe Maxion PN Ord.   1,396,300  460
Johnson Controls, Inc.   26,200  1,657
Kia Motors Corp. sponsored GDR (a)(h)  64,200  1,396
Magna International, Inc. Class A  325,700  14,749
Superior Industries International, Inc.   14,000  376
Suzuki Motor Corp.   211,000  2,264
Titan Wheel International, Inc.   77,250  1,323
Toyota Motor Corp.   446,000  8,453
Volvo AB Class B  275,400  6,741
  279,992
CONSUMER ELECTRONICS - 0.7%
Black & Decker Corp.   230,000  7,849
Brasmotor PN  10,255,900  2,626
Electrolux AB  72,000  3,436
Matsushita Electric Industrial Co. Ltd.   1,274,000  19,418
Oyl Industries BHD  338,000  2,796
Sony Corp.   508,700  26,219
Whirlpool Corp.   265,000  15,304
  77,648
HOME FURNISHINGS - 0.0%
Dapta-Mallinjoud SA  7,100  180
Haverty Furniture Companies, Inc.   12,500  170
Polyvision Corp. (a)  11,584  38
  388
TEXTILES & APPAREL - 0.4%
Baikyang Co.  5,500  855
Burlington Industries, Inc. (a)  564,800  7,131
Coteminas PN  6,097,300  1,996
Fila Holding Spa sponsored ADR  99,100  3,506
Hat Brands, Inc. (warrants) (a)(g)  90,346  994
Kellwood Co.   39,000  804
Nam Yeung Corp.   6,140  875
NIKE, Inc. Class B  80,000  8,890
Nine West Group, Inc. (a)  225,200  10,247
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Russell Corp.   100,000 $ 2,550
Tommy Hilfiger (a)  25,000  813
Warnaco Group, Inc. Class A  163,800  3,931
Westpoint Stevens, Inc. Class A  77,300  1,662
Yagi Corp.   68,000  866
  45,120
TOTAL DURABLES   403,148
ENERGY - 4.2%
ENERGY SERVICES - 0.8%
BJ Services Co. (a)  107,800  2,722
Baker Hughes, Inc.   340,900  6,946
Commercial del Plata (a)  414,200  973
Halliburton Co.   188,300  7,862
McDermott International, Inc.   95,900  1,894
Nabors Industries, Inc. (a)  268,500  2,534
Noble Drilling Corp. (a)  400,000  3,100
Offshore Logistics, Inc. (a)  100,000  1,388
Reading & Bates Corp. (a)  300,000  3,600
Schlumberger Ltd.   653,250  42,625
Smith International, Inc. (a)  140,000  2,433
Sonat Offshore Drilling, Inc.   203,600  6,642
Weatherford International, Inc. (a)  353,200  4,592
  87,311
INDEPENDENT POWER - 0.0%
Thermo Electron Corp. (a)  50,000  2,319
OIL & GAS - 3.4%
Amerada Hess Corp.   678,100  32,973
Amoco Corp.   140,300  8,997
Apache Corp.   90,800  2,384
Astra Cia Argentina de Peterol (For. Reg.)  1,441,000  2,507
Atlantic Richfield Co.   348,100  37,377
Blue Range Resource Corp.(a):
Class A  237,100  1,723
 Class A (h)  61,700  448
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
British Petroleum PLC:
ADR  772,812 $ 69,453
 Ord.  1,444  11
Burlington Resources, Inc.   522,600  20,251
Camco International, Inc.   150,000  3,675
Canada Occidental Petroleum Ltd.   310,000  9,850
Chesapeake Energy Corp. (a)  25,000  791
Coastal Corp. (The)  111,700  3,756
Daesung Industrial Co. Ltd.  13,200  1,095
Elf Aquitaine sponsored ADR  138,357  4,652
Global Natural Resources, Inc. (a)  15,500  153
Kerr-McGee Corp.   256,200  14,219
Louis Dreyfus Natural Gas Corp. (a)  130,000  1,788
Louisiana Land & Exploration Co.   209,800  7,474
Mobil Corp.   82,600  8,229
Murphy Oil Corp.   87,700  3,508
Newfield Exploration Co. (a)  150,100  4,522
Noble Affiliates, Inc.   72,600  1,915
Norsk Hydro AS  90,823  3,906
Norsk Hydro AS ADR  88,900  3,834
Occidental Petroleum Corp.   745,000  16,390
Petroleum Geo-Services AS (ADR) (a)  125,000  3,063
Phillips Petroleum Co.   357,300  11,612
PTT Exploration & Production (For. Reg.) (a)  250,000  2,431
Renaissance Energy Ltd. (a)  452,500  10,203
Renaissance Energy Ltd. (a)(h)  250,000  5,637
Rio Alto Exploration Ltd. (a)  832,800  2,700
Royal Dutch Petroleum Co.   14,800  1,817
Santa Fe Energy Resources, Inc. (a)  226,100  2,148
Texaco, Inc.   83,200  5,377
Tosco Corp.   240,300  8,290
Total SA:
Class B  213,211  12,904
 sponsored ADR  501,426  15,105
Unocal Corp.   762,836  21,741
Vintage Petroleum, Inc.   151,900  3,190
Yukong Ltd.   9,510  386
Yukong Ltd. (New)  1,139  45
  372,530
TOTAL ENERGY   462,160
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 8.3%
BANKS - 2.9%
AmSouth Bancorporation  1,500 $ 57
Banc One Corp.   40,000  1,460
Banco Bilbao Vizcaya SA Ord. (Reg.)  89,200  2,745
Banco de Galicia Y Buenos Aires SA sponsored ADR
representing Class B shares  68,401  1,231
Banco Frances del Rio de la Plata SA ADR  30,000  649
Banco Intercontinental Espanol  10,100  881
Banco Popular Espanol  7,300  1,136
Bangkok Bank Ltd.   340,900  3,831
Bank of Boston Corp.   197,664  9,414
Bank Dagang Nasional Indonesia PT   4,705,000  4,309
Bank International Indonesia PT (For. Reg.)   464,600  1,600
Bank of Asia PCL (For. Reg.)  274,250  688
Bank of New York Co., Inc.   247,884  11,527
Barnett Banks, Inc.   183,100  10,368
BayBanks, Inc.   31,800  2,413
Boram Bank  125,018  2,034
BQE National Paris Ord.   58,404  2,289
Bradesco PN  292,207,517  2,791
Chase Manhattan Corp.   50,119  3,064
Chemical Banking Corp.   282,800  17,215
Cho Hung Bank Co. Ltd.   290,976  4,345
Comerica, Inc.   47,200  1,717
Commerce Asset Holding BHD  416,000  2,184
C. S. Holdings (Bearer)  45,175  4,245
Dao Heng Bank Group Ltd.   500,000  1,659
Deutsche Bank AG  175,000  8,338
Development Bank of Singapore Ltd. (For. Reg.) 1,002,000 11,387 Finance One PCL (For. Reg.) (a) 69,300 423
First Bank System, Inc.   60,000  2,888
First Chicago Corp.   25,000  1,716
First Union Corp.   3,008  153
Fleet Financial Group, Inc.   1,125,140  42,474
Grupo Financiero Banorte SA de CV Class B (a)  397,700  493
HSBC Holdings PLC  2,307,826  32,086
Hana Bank   19,656  440
Hanil Bank   69,531  972
Hong Leong Bank BHD  1,974,000  5,338
International Bank of Asia Ltd.   2,455,000  1,476
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Itaubanco PN (Pfd. Reg.)  3,000,000 $ 944
KeyCorp  82,337  2,820
Korea Long Term Credit Bank (a)  31,500  1,008
Krung Thai Bank (For. Reg.)  2,876,960  11,464
Kyung Nam Bank (a)  12,625  150
Kyungki Bank   112,062  1,306
Liu Chong Hing Bank Ltd.   1,000,000  1,242
National Bank of Canada  250,000  2,143
NationsBank Corp.   153,000  10,290
Overseas Union Bank Ltd. (For. Reg.)  1,583,000  10,105
Panin Bank PT (For. Reg.)  1,677,750  2,037
Public Bank BHD (For. Reg.)  994,000  1,842
Republic New York Corp.   57,200  3,346
SCF Finance and Securities Co. Ltd. (rights) (a)  24,813  -
Shawmut National Corp.   1,164,307  39,150
Siam City Bank PCL (For. Reg.) (a)  3,349,800  4,538
Siam City Credit Finance and Securities Co. Ltd. (rights) (a)  19,705  -
State Street Boston Corp.   68,000  2,720
Swiss Bank Corp. (Bearer)  14,990  5,738
Thai Farmers Bank PCL  680,500  5,911
Thai Military Bank Ltd. (For. Reg.)  852,540  3,397
Unibanco PN  22,486,700  755
Unidanmark AS Class A  25,000  1,092
United Overseas Bank Ltd.:
(For. Reg.)  450,400  3,886
 (warrants) (a)  610,800  2,378
Shinhan Bank   129,340  3,184
Shinhan Bank (New) (a)  21,784  462
  323,944
CLOSED END INVESTMENT COMPANY - 0.2%
Austria Fund, Inc.   183,300  1,489
Europe Fund, Inc.   27,400  356
First NIS Regional Fund (a)  480,000  3,072
France Growth Fund, Inc.   315,800  3,079
Germany Fund, Inc.   11,415  131
Growth Fund of Spain, Inc.   451,300  4,795
Morgan Stanley India Investment Fund, Inc.   1,071,000  11,112
Thai Fund, Inc.   27,761  666
  24,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 0.9%
Acom Co. Ltd.   74,300 $ 2,407
Affin Holdings BHD  421,000  800
American Express Co.   1,314,885  58,348
Asia Credit PCL ACL (For. Reg.)  130,000  870
Beneficial Corp.   79,000  4,128
Benpress Holdings Corp. GDR (a)  125,000  750
Central Investment & Finance Corp.   22,000  490
Countrywide Credit Industries, Inc.   87,700  2,061
Equitable Companies, Inc.   150,700  3,692
Green Tree Acceptance, Inc.   110,000  6,710
Hong Leong Credit BHD  2,016,000  9,621
Industrial Finance Corp. (For. Reg.)  1,146,633  3,518
JCG Holdings Ltd.   6,558,000  4,877
Mercury Finance Co.   25,000  609
National Finance & Securities PCL (For. Reg.) (a)  250,000  1,205
North American Mortgage Co.   50,000  1,300
TA Enterprise BHD  1,000,000  1,408
  102,794
FEDERAL SPONSORED CREDIT - 2.0%
Federal Home Loan Mortgage Corporation  451,700  31,224
Federal National Mortgage Association  1,769,800  183,174
  214,398
INSURANCE - 1.2%
Aetna Life & Casualty Co.   40,000  2,935
Alexander & Alexander Services, Inc.   98,900  2,398
Allstate Corp.   1,022,213  36,161
American International Group, Inc.   70,050  5,954
Assicurazioni Generali Spa  114,310  2,640
Baloise-Holding (Reg.)  2,100  4,619
Berkley (W.R.) Corp.   61,300  2,781
CIGNA Corp.   43,000  4,477
CMAC Investments  37,000  1,947
Chubb Corp. (The)  6,300  605
Corporacion Mapfrecia International
de Reaseguros SA (Reg.)  39,200  2,025
General Re Corp.   134,500  20,310
HealthCare COMPARE Corp. (a)  100,000  3,875
International Nederlanden Groep NV  110,083  6,399
Loews Corp.   40,400  5,878
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
MGIC Investment Corp.   85,000 $ 4,866
NAC Re Corp.   69,500  2,519
Old Republic International Corp.   50,000  1,444
PMI Group, Inc.   65,500  3,103
Providian Corp.   100,100  4,154
Reliastar Financial Corp.   30,000  1,219
Renaissance RE Holdings (a)  35,000  853
Royal Insurance Holdings PLC  494,917  2,770
SAFECO Corp.   50,000  3,281
Skandia Foersaekrings AB  60,900  1,434
Torchmark Corp.   87,000  3,665
Travelers, Inc. (The)  60,567  3,218
  135,530
SAVINGS & LOANS - 0.3%
Ahmanson (H.F.) & Co.   463,800  11,769
Charter One Financial Corp.   69,300  2,044
Golden West Financial Corp.   337,400  17,039
Washington Mutual, Inc.   106,500  2,822
  33,674
SECURITIES INDUSTRY - 0.8%
Bear Stearns Companies, Inc.   107,882  2,319
Czech Value Fund Unit (h)  24,000  1,236
Dah Sing Financial Holdings Ltd.   450,000  1,013
Daewoo Securities Co. Ltd.   32,760  1,115
Edwards (A.G.), Inc.   21,100  562
Hanshin Securities Co. Ltd.   13,356  311
Hyundai Securities Co. Ltd.   21,012  481
Korea First Securities Co. Ltd.   1,590  26
LG Securities Co. Ltd.   88,182  2,020
Lehman Brothers Holdings, Inc.   161,280  3,730
Merrill Lynch & Co., Inc.   344,800  21,550
Midland Walwyn, Inc.   496,500  3,100
Morgan Stanley Group, Inc.   240,000  23,075
Nomura Securities Co. Ltd.   942,000  18,325
Peregrine Investments Holdings Ltd.   573,000  860
Pioneer Group, Inc.   90,000  2,464
Salomon, Inc.   66,600  2,547
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - CONTINUED
Schwab (Charles) Corp.  26,400 $ 739
Ssangyong Investment & Securities Co. Ltd.   14,392  322
United Asset Management Corp.   64,800  2,600
  88,395
TOTAL FINANCE   923,435
HEALTH - 2.0%
DRUGS & PHARMACEUTICALS - 0.8%
Advanced Therapeutic Systems Ltd. (a)  5,250  149
Allergan, Inc.   60,700  2,026
American Home Products Corp.   24,800  2,105
Amgen, Inc. (a)  260,000  12,968
Biogen, Inc. (a)  244,500  14,670
Carter-Wallace, Inc.   130,200  1,628
Depotech Corp.   8,900  107
Dura Pharmaceuticals, Inc. (a)  27,500  818
Elan Corp. PLC ADR (a)  64,300  2,668
Elan Corp. PLC ADR (warrants) (a)  5,250  70
Gedeon Richter GDR  32,800  574
Genentech, Inc. (redeemable) (a)  132,100  6,423
Merck & Co., Inc.   52,500  2,940
Pharmacia AB:
Class A Free shares  223,700  6,715
 Series A sponsored ADR  75,000  2,243
Roche Holdings Ltd. participation certificates  300  2,120
Schering-Plough Corp.   203,100  10,460
Sepracor, Inc. (a)  30,000  649
Sigma Aldrich Corp.   56,300  2,731
SmithKline Beecham PLC ADR  41,700  2,111
Yamanouchi Pharmaceutical Co. Ltd.   824,000  17,682
  91,857
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Acuson Corp. (a)  113,200  1,514
Advanced Technology Laboratories, Inc. (a)  130,500  2,349
AMSCO International, Inc. (a)  15,500  308
Baxter International, Inc.   404,800  16,647
Becton, Dickinson & Co.   39,500  2,484
Boston Scientific Corp. (a)  67,200  2,864
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Coherent, Inc. (a)  68,200 $ 2,489
Hoya Corp.   72,000  2,108
Johnson & Johnson  44,100  3,269
Medtronic, Inc.   70,000  3,763
Millipore Corp.   160,000  6,000
Nellcor, Inc. (a)  90,500  4,502
Oakley, Inc. (a)  16,100  477
Pall Corp.   162,200  3,771
Shinhung Co. Ltd. (a)  4,170  116
St. Jude Medical, Inc. (a)  74,900  4,737
Spacelabs Medical, Inc. (a)  30,200  853
Thermedics, Inc. (a)  113,800  2,262
U.S. Surgical Corp.   803,200  21,487
  82,000
MEDICAL FACILITIES MANAGEMENT - 0.4%
American Medical Response, Inc. (a)  105,000  2,979
Apria Healthcare Group, Inc. (a)  55,500  1,374
Columbia/HCA Healthcare Corp.   758,215  36,868
Pediatrix Medical Group  10,600  217
Tenet Healthcare Corp. (a)  105,400  1,831
TheraTx, Inc. (a)  15,500  203
United Dental Care, Inc.  10,700  321
  43,793
TOTAL HEALTH   217,650
HOLDING COMPANIES - 0.5%
Astra International PT (For. Reg.)  500,000  993
Berjaya Group BHD  22,202,000  17,482
Brierley Investments Ltd.   4,743,081  3,615
Christies International PLC  300,000  964
First Pacific Co. Ltd.   1,876,000  2,002
Golden Plus Holdings BHD  400,000  899
Jardine Matheson Holdings Ltd. Ord.   304,400  2,055
Kamunting Corp. BHD  3,826,000  2,906
Malaysian Plantations BHD   3,683,000  3,413
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - CONTINUED
SDW Holdings Corp. (warrants) (a)  68,700 $ 481
Sanluis Corp. Units (Class B, Class C, and Class D)   88,376  2,616
United Industrial Corp. Ltd.   4,780,000  4,225
U.S. Industries, Inc. (a)  200,000  3,100
Westmont Land Asia BHD  2,018,000  3,820
  48,571
INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%
ELECTRICAL EQUIPMENT - 1.4%
Allen Group, Inc. (The)  19,100  692
Amphenol Corp. Class A (a)  75,000  1,622
C COR Electronics, Inc. (a)  105,300  2,475
Cherry Corp. (a):
Class A  52,100  716
 Class B  62,100  900
Emerson Electric Co.  40,000  2,860
General Electric Co.  175,200  11,169
Glenayre Technologies, Inc.   67,500  4,860
Hitachi Koki Co. Ltd. Ord.   290,000  2,510
Hutchison Whampoa Ltd. Ord.   3,957,000  21,443
Mitsubishi Electric Co. Ord.   5,249,000  40,792
Murata Manufacturing Co. Ltd.   362,000  13,504
Omron Corp.   1,583,000  36,509
Philips Electronics NV (Bearer)  92,500  4,514
Samsung Electro-Mechanics Co.   30,000  1,484
Samsung Electro-Mechanics Co. (New)   29,261  1,394
United Communication Industry PCL (For. Reg.)  127,200  1,652
United Engineers BHD  533,000  3,413
  152,509
INDUSTRIAL MACHINERY & EQUIPMENT -1.1%
Aida Engineering Ltd. Ord.   314,000  2,251
Amada Metrecs Co. Ltd.   290,000  4,100
Cascade Corp.   93,000  1,418
Caterpillar, Inc.   568,000  32,305
Cooper Industries, Inc.   66,990  2,361
Deere & Co.   500,600  40,736
Duriron Co., Inc.   54,100  1,582
Exide Corp.   50,000  2,500
Greenfield Industries, Inc.   82,100  2,525
Harnischfeger Industries, Inc.   30,000  1,001
Hwacheon Machinery Works   6,300  207
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Ingersoll-Rand Co.   65,000 $ 2,438
Keystone International, Inc.   50,000  1,075
Parker-Hannifin Corp.   45,000  1,710
Ssangyong Heavy Industries Co. Ltd.   41,550  462
Svedala Industri Free shares  203,200  6,115
Timken Co.   75,000  3,197
Valmet OY Class A  160,800  5,233
Van Der Horst Ltd.   1,818,000  9,438
  120,654
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   9,500  289
Safety Kleen Corp.   50,000  731
Thermo Instrument Systems, Inc. (a)  25,000  694
WMX Technologies, Inc.   694,000  19,779
  21,493
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   294,656
MEDIA & LEISURE - 1.1%
BROADCASTING - 0.2%
Citicasters, Inc. (a)  25,000  834
Chancellor Trust Class I Unit (a)(g)  148  2,990
Liberty Media Group, Series A (a)  108,375  2,899
People's Choice TV Corp. (a)  37,100  909
Sinclair Broadcast Group, Inc. Class A (a)  10,200  293
TCI Group Class A  358,500  6,274
Television Francaise 1 SA  20,100  1,984
Viacom, Inc. (a):
Class A  4,000  199
 Class B (non-vtg.)  127,307  6,334
  22,716
ENTERTAINMENT - 0.1%
Live Entertainment, Inc. (a)(g):
$2.00 (warrants)  256,000  13
 $2.72 (warrants)  244,706  12
Multi-Purpose Holdings BHD  5,960,000  9,244
Royal Caribbean Cruises Ltd.   146,400  3,550
  12,819
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.2%
Arctco, Inc.   125,700 $ 1,603
Cobra Golf, Inc. (a)  44,600  1,332
Fleetwood Enterprises, Inc.   524,100  10,418
Hasbro, Inc.   77,500  2,412
Mattel, Inc.   35,500  1,043
Outboard Marine Corp.   164,000  3,526
Takara Co. Ltd.   286,000  2,472
  22,806
LODGING & GAMING - 0.2%
Accor SA  22,600  2,800
Bally Gaming International, Inc. (warrants) (a)  149,100  1,025
Bally's Grand, Inc. (warrants) (a)  28,618  243
Circus Circus Enterprises, Inc. (a)  234,400  6,563
Genting BHD  117,500  1,014
Harrah's Entertainment, Inc.   60,200  1,761
Host Marriott Corp. (a)  156,156  1,932
La Quinta Motor Inns, Inc.   106,775  2,990
Marriott International, Inc.   82,656  3,089
Prime Hospitality Corp. (a)  15,500  159
Sun International Hotels Ltd. (a)  7,684  469
Sun International Hotels Ltd. Class B (a)  1,613  98
  22,143
PUBLISHING - 0.2%
American Media, Inc. Class A  84,500  486
Gannett Co., Inc.   52,600  2,873
Meredith Corp.   118,000  4,691
Nelson Thomas, Inc.   81,300  2,053
News Corp. Ltd. ADR  101,700  2,237
Singapore Press Holdings Ltd. (For. Reg.)   308,000  4,710
  17,050
RESTAURANTS - 0.2%
Bertucci's, Inc. (a)  69,700  497
Brinker International, Inc. (a)  166,800  2,481
Cracker Barrel Old Country Store, Inc.   135,000  2,717
Darden Restaurants, Inc. (a)  99,000  1,139
Landry's Seafood Restaurants, Inc. (a)  300  5
Lone Star Steakhouse Saloon (a)  47,200  1,935
McDonald's Corp.   231,200  8,843
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Outback Steakhouse, Inc. (a)  71,200 $ 2,189
Yoshinoya D&C Co. Ltd. Ord.   13  193
  19,999
TOTAL MEDIA & LEISURE   117,533
NONDURABLES - 2.9%
AGRICULTURE - 0.0%
Molinos Rio de La Plata SA Class B (Reg.)  289,938  1,769
BEVERAGES - 0.2%
Brahma (Cia Cervejaria) (Pfd. Reg.)  13,330,100  5,434
Compania Cervecerias Unidas SA ADR  108,400  2,317
El Aguila SA (a)  125,000  952
Emvasa del Valle de Enah Ord. (a)  1,112,000  1,219
Panamerican Beverages, Inc. Class A  164,600  4,424
PepsiCo, Inc.   110,000  5,610
Quilmes Industries SA  163,300  2,817
Redhook Ale Brewery, Inc. (a)  3,900  115
Whitbread Co. PLC Class A  133,332  1,294
  24,182
FOODS - 0.2%
Boustead Holdings BHD  47,000  93
Cheil Foods & Chemical Industries  18,900  1,223
ConAgra, Inc.   64,000  2,536
Herdez SA de CV Class A (a)  456,800  117
Kellogg Co.   40,500  2,931
Miwon Co. Ltd. (a)  14,042  400
Ottogi Foods Co. Ltd.   21,700  633
RalCorp Holdings, Inc. (a)  198,100  4,680
Ralston Purina Co.   96,100  5,562
Samyang Foods Co.   12,600  582
Tyson Foods, Inc.   28,800  774
Universal Robina Corp.   3,800,000  1,823
Weston George Ltd.   79,200  2,745
  24,099
HOUSEHOLD PRODUCTS - 0.1%
Avon Products, Inc.   40,000  2,870
First Brands Corp.   62,000  2,790
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - CONTINUED
Metro Pacific, Inc. Class B  9,812,000 $ 1,601
Pyung HWA Industrial Co.   18,800  614
Rubbermaid, Inc.   100,000  2,763
Tambrands, Inc.   59,400  2,606
  13,244
TOBACCO - 2.4%
Gudang Garam PT (For. Reg.)   108,000  858
Imasco Ltd.   109,400  1,947
Philip Morris Companies, Inc.   1,858,500  155,183
RJR Nabisco Holdings Corp.   2,930,395  94,872
Sampoerna Hanjaya Mandala (For. Reg.)   624,000  5,812
Souza Cruz Industria Comerico  264,400  1,942
  260,614
TOTAL NONDURABLES   323,908
PRECIOUS METALS - 0.9%
Agnico Eagle Mines Ltd.   293,500  4,075
Barrick Gold Corp.   1,621,200  41,994
Cambior, Inc.   500,000  5,311
Franco Nevada Mining Corp.   83,200  4,992
Golden Star Resources Ltd. (a)  216,800  1,293
Kinross Gold Corp. (a)  470,000  4,029
Kloof Gold Mining Co. Ltd. Ord.   144,500  1,612
Newmont Mining Corp.   399,800  16,992
Pegasus Gold, Inc. (a)  100,000  1,360
Placer Dome, Inc.   545,500  14,232
St. Barbara Mines Ltd.   873,200  620
Santa Fe Pacific Gold Corp.   422,650  5,336
  101,846
RETAIL & WHOLESALE - 2.7%
APPAREL STORES - 0.2%
Claire's Stores, Inc.   30,000  615
Esprit Asia Holdings Ltd.   2,564,000  920
Gap, Inc.   90,000  3,240
Goldlion Holdings  1,013,000  557
Gymboree Corp. (a)  91,200  2,747
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
APPAREL STORES - CONTINUED
Lamonts Apparel Corp. (a)  213,794 $ 13
Lamonts Apparel Corp. (warrants) (a)  394,561  -
Limited, Inc. (The)  170,900  3,247
Talbots, Inc.   208,800  8,274
Urban Outfitters, Inc. (a)  25,000  638
  20,251
DRUG STORES - 0.1%
Revco (D.S.), Inc. (a)  526,200  12,366
Walgreen Co.   60,000  1,680
  14,046
GENERAL MERCHANDISE STORES - 1.4%
Carson Pirie Scott & Co. (a)  61,400  1,167
Consolidated Stores Corp. (a)  247,500  5,723
Dayton Hudson Corp.   110,100  8,354
Dillard Department Stores, Inc. Class A  151,900  4,842
Dollar General Corp.   60,000  1,763
Federated Department Stores, Inc. (a)  1,246,900  35,381
Hudson's Bay Co. Ord.   130,000  2,519
Ito-Yokado Co. Ltd.   353,000  19,398
Keumkang Development Industry Co. Ltd.   9,450  217
Keumkang Development Industry Co. Ltd. (New) (a)  1,537  33
Lechters, Inc. (a)  60,000  660
Mac Frugals Bargains Closeouts, Inc. (a)  115,500  1,819
Matahari Putra Prima PT (For. Reg.)   493,000  892
May Department Stores Co. (The)  65,000  2,844
Ministop Co. Ltd.   31,000  715
Price/Costco, Inc. (a)  240,500  4,119
Proffitts, Inc. (a)  100,000  2,750
Sears, Roebuck & Co.   232,300  8,566
Wal-Mart Stores, Inc.   2,025,000  50,370
  152,132
GROCERY STORES - 0.2%
Albertson's, Inc.   40,000  1,365
Argyll Group PLC Ord.   340,700  1,823
Fleming Companies, Inc.   117  3
Food Lion, Inc. Class A  206,200  1,250
Giant Food, Inc. Class A  75,000  2,353
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Great Atlantic & Pacific Tea Co., Inc.   76,100 $ 2,131
Izumi Co. Ord.   199,000  4,151
Kroger Co. (The) (a)  50,000  1,706
Purity Supreme, Inc. (warrants) (a)(g)  12,534  -
Safeway, Inc. (a)  127,800  5,336
Stop & Shop Companies, Inc. (a)  108,400  2,534
Vons Companies, Inc. (a)  250,000  5,938
  28,590
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Amway Japan Ltd.   72,700  2,814
Best Buy Co., Inc. (a)  253,700  6,660
Circuit City Stores, Inc.   423,200  13,384
Dickson Concepts International Ltd.   1,643,000  1,190
Friedmans, Inc. Class A (a)  100,000  2,175
Home Depot, Inc. (The)  280,900  11,201
Lowe's Companies, Inc.   495,000  14,850
Micro Warehouse, Inc. (a)  57,200  2,617
Office Depot, Inc.   167,650  5,050
Officemax, Inc. (a)  313,050  7,591
Petsmart, Inc. (a)  61,800  2,086
Pier 1 Imports, Inc.   50,000  506
Rex Stores Corp. (a)  84,000  1,575
Smith (W.H.) Group PLC Ord.   125,900  733
Sotheby's Holdings, Inc. Class A  126,900  1,777
Staples, Inc. (a)  195,975  5,536
Tiffany & Co., Inc.   55,000  2,303
Uny Co. Ltd.   169,000  2,728
Williams-Sonoma, Inc. (a)  76,800  1,594
  86,370
TOTAL RETAIL & WHOLESALE   301,389
SERVICES - 0.4%
ADVERTISING - 0.0%
Omnicom Group, Inc.   50,000  3,256
WPP Group PLC  845,700  2,008
  5,264
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  59,100 $ 1,267
Orix Corp.   186,000  6,808
  8,075
PRINTING - 0.0%
Komori Corp.   58,000  1,367
New England Business Service, Inc.   99,500  2,052
  3,419
SERVICES - 0.3%
ADT Ltd. (a)  238,800  3,284
BET PLC Ord.   874,400  1,833
First Financial Management Corp.   15,500  1,513
Manpower, Inc.   140,000  4,060
Supercuts, Inc. (a)  124,800  1,061
Time Engineering BHD  700,000  1,879
Western Atlas, Inc. (a)  315,100  14,928
Zebra Technologies Corp. Class A (a)  25,900  1,379
  29,937
TOTAL SERVICES   46,695
TECHNOLOGY - 7.2%
COMMUNICATIONS EQUIPMENT - 0.3%
Andrew Corp. (a)  18,000  1,100
Cisco Systems, Inc. (a)  149,000  10,281
DSC Communications Corp. (a)  71,400  4,230
Ericsson (L.M.) Telephone Co.:
Class B ADR  329,800  8,080
 Class B ADR (rights) (a)  329,800  385
Nokia Corp. AB:
 Series A  40,000  2,809
 Series K  60,000  4,214
 sponsored ADR  70,000  4,883
Northern Telecom Ltd.   700  25
3Com Corp.(a)   30,280  1,378
  37,385
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 0.7%
America Online, Inc. (a)  60,000 $ 4,125
American Business Information, Inc. (a)  45,000  911
Automatic Data Processing, Inc.   89,600  6,104
BancTec, Inc. (a)  60,000  1,290
CUC International, Inc. (a)  31,550  1,100
Ceridian Corp. (a)  40,000  1,775
Checkfree Corp.   14,500  290
CompUSA, Inc. (a)  25,000  1,075
Computer Management Sciences, Inc.   5,700  80
Computer Sciences Corp. (a)  90,000  5,794
Computron Software, Inc. (a)  7,600  131
ECI Telecom Ltd.   30,000  671
General Motors Corp. Class E  30,000  1,365
HBO & Co.   55,000  3,438
HPR, Inc. (a)  4,100  95
Harbinger Corp. (a)  12,300  169
Henry (Jack) & Associates, Inc.   30,000  608
Mercury Interactive Group Corp. (a)  20,000  555
MicroAge, Inc. (a)  87,600  975
Microsoft Corp. (a)  231,900  20,987
Novell, Inc. (a)  109,000  1,989
Oracle Systems Corp. (a)  100,000  3,838
Peoplesoft, Inc. (a)  73,000  6,634
Policy Management Systems Corp. (a)  50,000  2,563
Reuters Holdings PLC ADR Class B  20,000  1,058
SHL Systemhouse, Inc. (a)  180,500  2,270
Shared Medical Systems Corp.   8,900  369
Smith Micro Software, Inc.   5,500  54
Stratacom, Inc. (a)  55,100  3,044
Symantec Corp. (a)  66,800  2,004
Vantive Corp. (a)  2,400  38
Wonderware Corp. (a)  31,300  1,217
  76,616
COMPUTERS & OFFICE EQUIPMENT - 3.3%
Apple Computer, Inc.   86,500  3,222
Bay Networks, Inc. (a)  213,800  11,412
Canon, Inc.   1,199,000  21,281
Compaq Computer Corp. (a)  2,266,700  109,652
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Diebold, Inc.   55,000 $ 2,551
Digital Equipment Corp. (a)  202,300  9,230
Filenet Corp. (a)  25,000  1,106
Fujitsu Ltd.   469,000  5,879
Gateway 2000, Inc. (a)  32,000  980
Hewlett-Packard Co.   219,600  18,309
In Focus Systems, Inc. (a)  20,000  493
International Business Machines Corp.   1,057,000  99,754
NEC Corp.   1,979,000  27,386
Pitney Bowes, Inc.   75,500  3,171
Read Rite Corp. (a)  75,300  2,748
SCI Systems, Inc. (a)  474,900  16,384
Silicon Graphics, Inc. (a)  140,500  4,830
Sun Microsystems, Inc. (a)  252,700  15,920
Tech Data Corp. (a)  381,300  5,386
Wang Laboratories, Inc. (a)  125,000  1,984
Xerox Corp.   26,200  3,521
  365,199
ELECTRONIC INSTRUMENTS - 0.1%
Measurex Corp.   20,000  685
Plasma & Materials Technologies, Inc. (a)  8,000  141
Silicon Valley Group, Inc. (a)  57,600  2,225
Teradyne, Inc. (a)  109,200  3,931
  6,982
ELECTRONICS - 2.6%
AMP, Inc.   100,000  3,850
AVX Corp. (a)  42,500  1,424
Aiwa Co. Ltd.   119,000  2,530
Analog Devices, Inc. (a)  20,000  693
Arrow Electronics, Inc. (a)  20,000  1,088
Atmel Corp. (a)  32,200  1,087
Berg Electronics Holdings Corp. (a)(h)  260,290  1,562
Hirose Electric Co. Ltd.   64,050  3,995
Hitachi Ltd.   4,508,000  48,821
Intel Corp.   1,524,700  91,673
Kemet Corp. (a)  80,000  2,740
Kyocera Corp.   208,000  16,978
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Methode Electronics, Inc. Class A  39,200 $ 902
Micron Technology, Inc.   133,400  10,605
Molex, Inc.   101,563  3,402
Motorola, Inc.   39,300  3,002
Nichicon Corp.   850,000  11,421
Nitto Denko Corp.   978,000  14,805
Ryoyo Electro Corp. Ord.   303,000  7,262
Rohm Co. Ltd.   247,000  15,505
SGS-Thomson Microelectronics NV (NY Reg.)(a)  42,000  2,042
SAMSUNG Display Devices Ltd.   22,700  1,972
Samsung Electronics Co. Ltd.:
GDR (vtg.) (h)  1,196  144
 GDR representing shares (non-vtg.) (h)  10,518  733
 GDR representing shares (a)(h)  2,149  257
 GDR partial dividend (h)  170  20
 (vtg.)  27,835  6,536
 (New) (a)  346  74
Solectron Corp. (a)  485,200  19,165
TDK Corp.   48,000  2,455
Thomas & Betts Corp.   24,100  1,557
Toshiba Corp.   697,000  5,067
Vishay Intertechnology, Inc.   80,000  3,360
Yageo Corp. GDR (a)(h)  75,000  956
Zycon Corp.   33,200  398
  288,081
PHOTOGRAPHIC EQUIPMENT - 0.2%
Fuji Photo Film Co. Ltd.   943,000  23,356
TOTAL TECHNOLOGY   797,619
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.1%
AMR Corp. (a)  36,800  2,654
Atlantic Southeast Airlines, Inc.   45,000  1,052
Atlas Air, Inc. (a)  11,500  256
Delta Air Lines, Inc.   65,500  4,536
KLM Royal Dutch Airlines Ord.   36,468  1,280
Korean Air   86,160  3,125
Midwest Express Holdings, Inc.   9,900  223
Southwest Airlines Co.   100,000  2,525
  15,651
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 0.8%
Burlington Northern Sante Fe Corp.   274,200 $ 19,880
CSX Corp.   430,200  36,189
Canadian Pacific Ltd. Ord.   231,900  3,716
Conrail, Inc.   20,300  1,396
Illinois Central Corp., Series A  110,800  4,335
Southern Pacific Rail Corp. (a)  632,773  15,345
Wisconsin Central Transportation Corp. (a)  47,700  3,184
  84,045
SHIPPING - 0.0%
Han Jin Transportation Co. (a)  46,712  1,715
Kawasaki Kisen Kaisha Ltd. (a)  574,000  1,727
  3,442
TRUCKING & FREIGHT - 0.1%
Expeditors International of Washington, Inc.   4,200  113
Fritz Companies, Inc. (a)  25,000  1,842
Hunt (J.B.) Transport Services, Inc.   139,100  2,104
Roadway Services, Inc.   85,500  4,254
TNT Freightways Corp.   15,500  293
  8,606
TOTAL TRANSPORTATION   111,744
UTILITIES - 4.5%
CELLULAR - 0.8%
Advanced Information Services (For. Reg.)   175,000  2,817
AirTouch Communications, Inc. (a)  265,100  8,119
Arch Communications Group, Inc. (a)  44  1
BCE Mobile Communications, Inc. (a)  120,700  3,734
Cellular Communications, Inc., Series A (redeemable) (a)  15,500  845
Korea Mobile Telecommunications Corp.   1,850  1,761
Palmer Wireless, Inc. (a)  112,500  2,503
Vanguard Cellular Systems, Inc. Class A (a)  37,500  961
Vodafone Group PLC  191,800  805
Vodafone Group PLC sponsored ADR  1,671,000  68,511
  90,057
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.7%
Eletrobras PN Class B  19,662,910 $ 6,066
Central Costanera SA ADR (h)  23,700  575
China Light & Power Co. Ltd.   1,976,000  10,222
Consolidated Electric Power Asia Ltd.   6,856,600  13,745
Consolidated Edison Co. of New York, Inc.   35,300  1,072
Hong Kong Electric Holdings Ord.   2,446,000  8,178
Huaneng Power International, Inc. Class N sponsored ADR  138,000  2,381
Korea Electric Power Corp.   446,400  18,053
Light Servicos de Electricidade SA Ord.   15,760,200  5,871
Meralco Class B  115,000  878
Scottish Power PLC ADR  193,000  1,075
Union Electrica Fenosa SA  126,200  610
Veba AG Ord.   205,000  8,142
  76,868
GAS - 0.2%
Enron Corp.   71,600  2,397
ENSERCH Corp.   94,100  1,553
MCN Corp.   591,400  11,680
Seagull Energy Corp. (a)  15,000  304
  15,934
TELEPHONE SERVICES - 2.8%
AT&T Corp.   25,000  1,644
Ameritech Corp.  1,101,700  57,426
Bell Atlantic Corp.   394,700  24,225
BellSouth Corp.   459,800  33,623
DDI Corp. Ord.   465  3,814
Frontier Corp.   88,400  2,354
GTE Corp.   70,800  2,779
Indosat (Indonesia Satellite) sponsored ADR  143,000  5,023
Koninklijke PPT Nederland  163,300  5,773
NYNEX Corp.   1,140,100  54,440
Pacific Telesis Group  50,000  1,538
Philippine Long Distance Telephone Co. sponsored ADR 39,500 2,622 Portugal Telecom SA sponsored ADR (a) 228,800 4,404
SBC Communications, Inc.   691,500  38,033
Tele Danmark AS Class B  20,000  1,035
Telebras PN (Pfd. Reg.)  601,409,400  28,681
Telecom Argentina Class B sponsored ADR   48,000  2,010
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Telecom Argentina Stet France Telecom SA  220,500 $ 926
Telecom Italia Mobile Spa (a)  3,217,500  5,342
Telecom Italia Ord.   3,217,500  5,260
Telefonica de Argentina SA:
sponsored ADR  25,000  597
 Class B  431,600  1,036
Telefonica de Espana SA Ord.   161,000  2,217
Telefonos de Mexico SA sponsored ADR representing shares
Ord. Class L  171,000  5,429
Telephone & Data Systems, Inc.   50,000  2,100
Telesp PN (Pfd. Reg.)   63,884,600  10,480
Tel-Save Holdings, Inc.   10,300  158
Thai Telephone & Telecommunication PCL (For. Reg.) (a) 600,000 4,184 WorldCom, Inc. (a) 173,700 5,580
  312,733
WATER - 0.0%
Generale des Eaux  19,985  1,920
Yorkshire Water Ord.   50,000  494
  2,414
TOTAL UTILITIES   498,006
TOTAL COMMON STOCKS
(Cost $4,479,776)   5,448,793
PREFERRED STOCKS - 0.6%
CONVERTIBLE PREFERRED STOCKS - 0.4%
BASIC INDUSTRIES - 0.0%
METALS & MINING - 0.0%
Reynolds Metals Co. $3.31  40,200  2,080
PAPER & FOREST PRODUCTS - 0.0%
James River Corp. Series P cumulative  50,000  1,525
TOTAL BASIC INDUSTRIES   3,605
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Oasis Residential, Inc. $0.75  50,000 $ 1,294
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Chrysler Corp., Series A $4.625 (h)  14,800  2,190
ENERGY - 0.1%
OIL & GAS - 0.1%
Atlantic Richfield Co. exchangeable $0.5575  93,400  2,381
Unocal Corp. $3.50 (h)  33,600  1,798
  4,179
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
U.S. Surgical Corp. $2.20 (h)  582,800  17,484
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Westinghouse Electric Corp. $1.30 (h)  212,500  3,188
NONDURABLES - 0.0%
TOBACCO - 0.0%
RJR Nabisco Holdings Corp. depositary shares
 representing 1/10 pfd, Series C  237,300  1,602
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp. exchangeable
pay-in-kind $3.52 (a)  70,123  2,034
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
Ceridian Corp. 3 1/2%  45,000  4,365
ELECTRONICS - 0.0%
Alpine Group, Inc. 8% cumulative  6,542  294
TOTAL TECHNOLOGY   4,659
TOTAL CONVERTIBLE PREFERRED STOCKS   40,235
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 0.2%
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Henkel KGAA  2,700 $ 1,021
IRON & STEEL - 0.0%
COSIPA (CIA Sidurg Paulista) Class B (a)  600,000  1,064
PAPER & FOREST PRODUCTS - 0.0%
S D Warren Co. exchangeable pay-in-kind 14% (a)  68,700  2,061
TOTAL BASIC INDUSTRIES   4,146
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Hyundai Motor Service Co. Ltd.   791  24
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  1,027,500  2,987
FINANCE - 0.0%
INSURANCE - 0.0%
SAI Sta Assicuratrice Industriale Spa   96,000  436
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Cablevision System Corp., Series G exchangeable
pay-in-kind (h)  55,400  5,595
PUBLISHING - 0.0%
News Corp. Ltd. (ltd. vtg.)  250,000  1,239
TOTAL MEDIA & LEISURE   6,834
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B exchangeable $14.875  18,400  1,895
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
SAP AG  48,000  7,823
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
Stet (Societa Finanziaria Telefonica) Spa  1,259,000 $ 2,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS   27,068
TOTAL PREFERRED STOCKS
(Cost $55,714)   67,303
CORPORATE BONDS - 5.5%
 MOODY'S RATINGS (D) PRINCIPAL
 (UNAUDITED) AMOUNT (C) (000S)
CONVERTIBLE BONDS - 0.1%
BASIC INDUSTRIES - 0.1%
IRON & STEEL - 0.0%
Essar Gujarat Ltd. euro 5 1/2%, 8/5/98  - $ 800  792
METALS & MINING - 0.0%
Walsin Lihwa Corp. euro 3 1/4%, 6/16/04  -  1,000  1,140
PAPER & FOREST PRODUCTS - 0.1%
Stone Consolidated Corp. 8%, 12/31/03  - CAD 2,100  2,019
TOTAL BASIC INDUSTRIES   3,951
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
LTC Properties, Inc. 8 1/2%, 1/1/01  B2  257  257
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Cooper Industries, Inc. 7.05%, 1/1/15  A3  3,123  3,143
MEDIA & LEISURE - 0.0%
LODGING & GAMING - 0.0%
Bally Entertainment Corp. 10%, 12/15/06  Caa  1,200  1,140
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Unisys Corp. 8 1/4%, 8/1/00  B2  2,000  1,995
TOTAL CONVERTIBLE BONDS   10,486
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - 5.4%
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.1%
IMC Fertilizer Group, Inc. 10 1/8%, 6/15/01  B1 $ 6,070 $ 6,495
PAPER & FOREST PRODUCTS - 0.2%
Alto Parana (b):
euro 12%, 3/4/05  -  9,750  7,313
 12%, 3/4/05 (h)  -  5,000  3,750
Repap New Brunswick, Inc. yankee 9.09%,
7/15/00 (i)  Ba3  15,000  15,000
  26,063
TOTAL BASIC INDUSTRIES   32,558
CONSTRUCTION & REAL ESTATE - 1.0%
BUILDING MATERIALS - 0.7%
Building Materials Corp. of America
0%, 7/1/04 (e)  B1  15,370  9,568
Cemex SA 8 7/8%, 6/10/98 (h)  Ba3  36,927  34,711
Cemex SA and Tolmex SA de CV:
euro 8 7/8%, 6/10/98  Ba2  2,559  2,405
 10%, 11/05/99  Ba2  14,170  13,426
Tolmex SA de CV 8 3/8%, 11/1/03  Ba3  12,063  9,590
  69,700
CONSTRUCTION - 0.3%
U.S. Home Corp. 9 3/4%, 6/15/03  Ba3  23,835  23,716
WCI Communities LP 17%, 7/24/98 (g)  -  10,051  9,925
  33,641
TOTAL CONSTRUCTION & REAL ESTATE   103,341
DURABLES - 0.1%
TEXTILES & APPAREL - 0.1%
Hat Brands, Inc. 12 5/8%, 9/15/02  -  5,870  6,164
Samsonite Corp. 11 1/8%, 7/15/05 (h)  B2  1,640  1,585
  7,749
ENERGY - 0.2%
ENERGY SERVICES - 0.1%
Falcon Drilling, Inc. 9 3/4%, 1/15/01  B2  7,715  7,676
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
INDEPENDENT POWER - 0.0%
Consolidated Hydro, Inc., Series B,
0%, 7/15/03 (e)  - $ 6,265 $ 3,258
OIL & GAS - 0.1%
Mesa Capital Corp. secured 12 3/4%, 6/30/98  Caa  12,460  11,479
Transtexas Gas Corp. 11 1/2%, 6/15/02  B2  3,500  3,658
  15,137
TOTAL ENERGY   26,071
FINANCE - 0.8%
BANKS - 0.2%
Bancomer SA 9%, 6/1/00 (h)  Ba2  22,500  18,842
CREDIT & OTHER FINANCE - 0.0%
Tembec Finance Corp. yankee 9 7/8%, 9/30/05  B1  3,830  3,777
INSURANCE - 0.6%
American Annuity Group, Inc. 11 1/8%, 2/1/03  Ba3  8,728  9,164
American Financial Corp.:
9 3/4%, 4/20/04  Ba3  5,000  5,000
 (Ohio) 9 3/4%, 4/20/04  Ba3  13,860  13,860
American Life Holdings 11 1/4%, 9/15/04  B1  3,200  3,376
CCP Insurance, Inc. 10 1/2%, 12/15/04  Ba2  8,355  8,835
Reliance Financial Services:
9.273%, 11/1/00  BBB  3,765  3,765
 10.36%, 12/1/00  BBB  4,570  4,639
Reliance Group:
9%, 11/15/00  Ba3  14,195  14,124
 9 3/4%, 11/15/03  B1  2,850  2,836
  65,599
TOTAL FINANCE   88,218
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
IMO Industries, Inc. 12%, 11/1/00  B3  870  892
Thermadyne Holdings Corp. 10 3/4%,
11/1/03  Caa  31  31
  923
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 1.8%
BROADCASTING - 0.9%
Bell Cablemedia PLC 0%, 9/15/05 (e)(h)  B2 $ 8,710 $ 5,139
Chancellor Broadcasting 12 1/2%, 10/1/04  B3  2,030  2,111
Citicasters, Inc. 9 3/4%, 2/15/04  B-  21,400  21,507
PTI Holdings, Inc. 7%, 12/17/02  -  490  294
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  4,910  5,045
SCI Television, Inc. secured:
7 1/2%, 6/30/98 (i)  -  16,728  16,728
 11%, 6/30/05  B2  39,610  42,036
Telewest PLC 0%, 10/1/07 (e)  B1  3,980  2,331
Univision Network Holdings LP 7%, 12/17/02  -  3,460  2,076
  97,267
LODGING & GAMING - 0.9%
Bally's Casino Holdings, Inc. 10 1/2%, 6/15/98  B2  11,045  8,408
California Hotel Finance Corp. gtd.
11%, 12/1/02  B2  32,920  34,319
GNF Corp., Series B, 10 5/8%, 4/1/03  B2  4,450  3,894
Grand Casino Resorts, Inc. gtd.
12 1/2%, 2/1/00  Ba3  16,640  18,637
HMH Properties, Inc. 9 1/2%, 5/15/05 (h)  B1  6,390  6,294
Harrah's Jazz Co. 14 1/4%, 11/15/01  B1  14,765  13,879
Mohegan Tribal Gaming Authority 13 1/2%,
11/15/02 (h)  -  1,380  1,428
Players International, Inc. 10 7/8%,
4/15/05 (h)  Ba3  1,250  1,191
Showboat, Inc. 13%, 8/1/09  B2  1,400  1,512
Stratosphere Corp. 14 1/4%, 5/15/02  B2  8,940  9,454
  99,016
RESTAURANTS - 0.0%
Host Marriott Travel Plazas, Inc. 9 1/2%,
5/15/05 (h)  B1  7,080  6,859
TOTAL MEDIA & LEISURE   203,142
NONDURABLES - 0.5%
BEVERAGES - 0.1%
Dr. Pepper/Seven-Up Companies, Inc.
0%, 11/1/02 (e)  Baa1  3,680  3,330
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - CONTINUED
BEVERAGES - CONTINUED
Fomento Economico Mexicano SA de CV euro
9 1/2%, 7/22/97  - $ 7,140 $ 7,042
  10,372
HOUSEHOLD PRODUCTS - 0.3%
Revlon Worldwide Corp. secured 0%, 3/15/98  B3  48,665  35,586
TOBACCO - 0.1%
Empresas La Moderna SA de CV:
euro 10 1/4%,11/12/97  -  490  480
 10 1/4%, 11/12/97 (h)  -  7,420  7,272
  7,752
TOTAL NONDURABLES   53,710
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.1%
Apparel Retailers, Inc. 0%, 8/15/05 (e)  Caa  4,960  3,075
Lamonts Apparel Corp. 10 1/4%, 11/1/99 (b)(h)  -  13,118  6,034
  9,109
GENERAL MERCHANDISE STORES - 0.0%
Parisian, Inc. 9 7/8%, 7/15/03  Caa  7,315  6,218
GROCERY STORES - 0.1%
Purity Supreme, Inc. 11 3/4%, 8/1/99  B3  6,220  6,795
TOTAL RETAIL & WHOLESALE   22,122
SERVICES - 0.0%
Borg Warner Security Corp. 9 1/8%, 5/1/03  Caa  1,890  1,590
TECHNOLOGY - 0.3%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Communications Corp. Unit
0%, 6/1/04 (e)  Caa  37,960  20,214
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Unisys Corp. 9 3/4%, 9/15/96  Ba3  10,860  11,077
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONICS - 0.0%
Grupo Condumex SA de CV
7 3/8%, 7/27/98 (h)  - $ 6,000 $ 5,558
TOTAL TECHNOLOGY   36,849
TRANSPORTATION - 0.1%
TRUCKING & FREIGHT - 0.1%
MC-Cuernavaca Trust 9 1/4%, 7/25/01 (h)  BBB+  12,842  9,856
UTILITIES - 0.1%
CELLULAR - 0.1%
Mobilmedia Communications, Inc. 0%,
12/1/03 (e)  B3  10,070  7,351
ELECTRIC UTILITY - 0.0%
Del Norte Funding Corp. 9.05%, 1/2/93 (b)  Ca  662  414
El Paso Funding Corp. lease oblig. (b):
9 3/8%,10/1/96  Ca  720  450
 9.20%, 7/2/97  Ca  240  150
  1,014
TOTAL UTILITIES   8,365
TOTAL NONCONVERTIBLE BONDS   594,494
TOTAL CORPORATE BONDS
(Cost $613,697)   604,980
U.S. TREASURY OBLIGATIONS - 14.9%
6 1/4%, 2/15/03  Aaa  328,190  330,034
10 3/4%, 5/15/03  Aaa  21,960  27,975
11 1/4%, 8/15/03  Aaa  12,760  16,618
11 7/8%, 11/15/03  Aaa  61,890  83,957
12 3/8%, 5/15/04  Aaa  15,490  21,754
11 3/4%, 2/15/10  Aaa  410,180  566,688
12 3/4%, 11/15/10  Aaa  12,900  18,967
7 5/8%, 2/15/25  Aaa  433,870  491,288
6 7/8%, 8/15/25  Aaa  93,660  98,416
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,600,237)   1,655,697
COMMERCIAL MORTGAGE SECURITIES - 0.6%
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
American Southwest Financial Securities
commercial floater Series 1994-C2 Class B2,
14.1868%, 12/25/01 (h)(i)  - $ 3,230 $ 3,182
Bardell Associates Note Trust
12 1/2%, 11/1/08 (g)  -  18,638  18,939
CBA Mortgage Corp. commercial floater Series
1993-C1 Class E, 7.1542%, 12/25/03 (h)(i)  Ba2  4,333  3,717
CS First Boston Mortgage Securities Corp.
commercial floater Series 1994-CFB1 Class E,
8.0764%, 1/25/28 (h)(i)  Ba2  6,545  5,316
Kearny Street Mortgage commercial floater
Series 1995-1 Class E,
 7.0399%, 2/20/30 (h)(i)  BB  4,047  3,239
Oregon pass thru certificates commercial
floater Series 1995 Class 1-E,
 9.9621%, 6/25/26 (h)(i)  BB  2,240  1,952
Resolution Trust Corp.:
commercial:
 Series 1994-C1 Class E, 8%, 6/25/26  BB  2,733  2,323
  Series 1995-C1 Class F, 6.90%, 2/25/27  B1  1,765  1,538
  Series 1994-C2 Class G, 8%, 4/25/25  B  2,521  2,099
  Series 1994-N2 Class 5-A, 10 5/8%,
  12/15/04 (f)(h)  B2  3,400  3,383
 floater Series 1991-M2 Class A1, 7.5120%,
 9/25/20 (i)  Ba3  1,024  757
 sequential pay Series 1994-C1 Class F, 8%,
 6/25/26  B  678  558
SKW Real Estate LP commercial Series II Class E,
11%, 4/15/05 (h)  B  5,051  5,035
SML, Inc. commercial:
 Series 1994-C1 Class B-3, 11.69%, 9/18/99  -  3,825  3,576
 Series 1994-C1 Class C, 9.20%, 9/18/99 (g)  -  5,225  3,475
Structured Asset Securities Corp. commercial
Series 1995-C1, Class D, 7 3/8%, 9/25/24  BBB  2,540  2,337
Whitehall Partners commercial Series 1995-C1
Class E, 8.01%, 7/20/25 (h)  -  900  831
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $60,930)   62,257
COMPLEX MORTGAGE SECURITIES - 0.0%
INTEREST ONLY STRIPS - 0.0%
SML, Inc. commercial Series 1994-C1
Class S, 0.81%, 9/18/99 (j) (Cost $3,695)  -  125,474  2,980
FOREIGN GOVERNMENT OBLIGATIONS (K) - 4.7%
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
Brazil Federative Republic IDU euro 6.69%,
1/1/01 (i)  B1 $ 96,178 $ 81,751
German Government 6 1/2%, 7/15/03  Aaa DEM 130,000  91,013
New Zealand Government 8%, 4/15/04  Aaa NZD 40,200  26,702
Polish Government Brady (h)(i):
past due interest 3 1/4%,10/27/14  -  145  91
 discount 7 1/8%,10/27/24  -  273  211
Province of Chaco, Argentina
11 7/8%, 9/10/97 (g)  -  6,467  6,621
Republic of Ecuador Brady (h)(i):
past due interest 6.8125%, 2/28/15  -  2,839  834
 discount 6 3/4%,12/21/04  -  2,902  1,610
Siderurgica Brasileiras SA Inflation Indexed 6%,
8/15/99 (l)  - BRR 40,164  5,627
Treuhandanstalt:
6 7/8%, 6/11/03  Aaa DEM 180,000  128,539
 6 5/8%, 7/9/03  AAA DEM 258,400  181,955
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $519,450)   524,954
INDEXED SECURITIES - 0.9%
COMMODITY INDEXED - 0.9%
Goldman Sachs Group, LP note 5 5/8%,
1/31/96 (indexed to gold price)    48,650  48,684
Morgan Guaranty Trust Co. cert. of dep.:
5 3/4%, 10/10/95 (indexed to platinum price)    6,460  6,295
 5.6992%, 10/11/95 (indexed to platinum price)    7,750  7,561
 5.617%, 1/11/96 (indexed to gold price)    34,660  34,629
TOTAL INDEXED SECURITIES
(Cost $97,520)   97,169
REPURCHASE AGREEMENTS - 23.6%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.46% dated
9/29/95 due 10/2/95 (Note 3)  $ 2,610,694  2,609,289
PURCHASED OPTIONS - 0.0%
AMOUNTS IN THOUSANDS  EXPIRATION DATE/ UNDERLYING FACE VALUE (NOTE 1)
   STRIKE PRICE AMOUNT AT VALUE (000S)
797 Goldman, Sachs & Co. OTC Put
Option on S&P 500
Stock Index Nov. 95/558.55 $ 465,900 $ 1,690
891 Merrill Lynch Capital Markets
PLC OTC Put Option on S&P 500
Stock Index Nov. 95/561.20  $ 520,679  2,343
TOTAL PURCHASED OPTIONS
(Cost $19,895)   4,033
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $10,060,203)  $ 11,077,455
FORWARD FOREIGN CURRENCY CONTRACTS
AMOUNTS IN THOUSANDS  SETTLEMENT  UNREALIZED
  DATE VALUE GAIN/(LOSS)
CONTRACTS TO SELL
 417,652 DEM 10/10/95 $ 292,676 $ 3,615
(Receivable amount $296,291)
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%
CURRENCY ABBREVIATIONS
BRR - Brazilian real
CAD - Canadian dollar
DEM - German deutsche mark
NZD - New Zealand dollar

LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Bardell Associates
 Note Trust 12 1/2%,
 11/1/08 4/19/94 $ 18,939
Chancellor Trust
 Class I Unit 10/12/94 $ 2,990
Hat Brands, Inc.
 (warrants) 9/2/92
  to 2/23/94  -
Live Entertainment, Inc.:
 $2.00 (warrants) 3/23/93 $ 241
 $2.72 (warrants) 3/23/93 $ 230
Province of Chaco,
 Argentina 11 7/8%,
 9/10/97 3/9/94 $ 6,783
Purity Supreme, Inc.
 (warrants) 4/25/95  -
SML, Inc. commercial
 Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94 $ 3,398
WCI Communities LP
 17%, 7/24/98 7/24/95 $ 9,925
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $183,331,000 or 1.7% of net assets.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
11. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
12. Principal amount shown is original face amount and does not reflect the inflation adjustments.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 17.2% AAA, AA, A 18.8%
Baa 0.0% BBB  0.2%
Ba 1.9% BB  1.5%
B 2.8% B  2.0%
Caa 0.4% CCC  0.2%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 1.2%.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  78.9%
Japan  4.2
Germany  4.0
Canada  1.7
Brazil  1.5
United Kingdom  1.4
Hong Kong  1.3
Mexico  1.2
Others (individually less than 1%)  5.8
TOTAL  100.0%
INCOME TAX INFORMATION
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $10,074,850,000. Net unrealized appreciation aggregated $1,002,605,000, of which $1,140,912,000 related to appreciated investment securities and $138,307,000 related to depreciated investment securities.
At September 30, 1995, the fund had a capital loss carryforward of approximately $29,154,000 which will expire on September 30, 2003.
The fund intends to elect to defer to its fiscal year ending September 30, 1996 $99,162,000 of losses recognized during the period November 1, 1994 to September 30, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) SEPTEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                        $ 11,077,455
agreements of $2,609,289) (cost $10,060,203) -
See accompanying schedule

Cash                                                                             484

Receivable for investments sold                                                  57,708

Unrealized appreciation on foreign currency contracts                            3,615

Receivable for fund shares sold                                                  15,547

Dividends receivable                                                             14,272

Interest receivable                                                              43,613

Other receivables                                                                282

U.S. Treasury obligations, at value, held as collateral for                      100,949
securities loaned

 TOTAL ASSETS                                                                    11,313,925

LIABILITIES

Payable for investments purchased                                    $ 85,596

Payable for fund shares redeemed                                      27,145

Accrued management fee                                                6,576

Other payables and accrued expenses                                   2,012

Collateral on securities loaned, at value                             108,935

 TOTAL LIABILITIES                                                               230,264

NET ASSETS                                                                      $ 11,083,661

Net Assets consist of:

Paid in capital                                                                 $ 10,189,455

Undistributed net investment income                                              15,484

Accumulated undistributed net realized gain (loss) on                            (141,021)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    1,019,743
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 716,385 shares outstanding                                      $ 11,083,661

NET ASSET VALUE, offering price and redemption price per                         $15.47
share ($11,083,661 (divided by) 716,385 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME                                                       $ 102,362
Dividends

Interest (including income on securities loaned of                       482,455
$2,873)

 TOTAL INCOME                                                            584,817

EXPENSES

Management fee                                             $ 79,977

Transfer agent fees                                         25,755

Accounting and security lending fees                        878

Non-interested trustees' compensation                       116

Custodian fees and expenses                                 978

Registration fees                                           74

Audit                                                       184

Legal                                                       94

Interest                                                    1

Reports to shareholders                                     190

Miscellaneous                                               108

 Total expenses before reductions                           108,355

 Expense reductions                                         (474)        107,881

NET INVESTMENT INCOME                                                    476,936

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (253,434)

 Foreign currency transactions                              24,823

 Futures contracts                                          (4,262)      (232,873)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      806,934

 Assets and liabilities in foreign currencies               5,640

 Futures contracts                                          (6,527)      806,047

NET GAIN (LOSS)                                                          573,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 1,050,110
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          SEPTEMBER 30,   SEPTEMBER 30,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 476,936       $ 373,021
Net investment income

 Net realized gain (loss)                                  (232,873)       95,914

 Change in net unrealized appreciation (depreciation)      806,047         (301,077)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,050,110       167,858
 FROM OPERATIONS

Distributions to shareholders                              (333,377)       (300,081)
From net investment income

 From net realized gain                                    -               (247,164)

 In excess of net realized gain                            (72,865)        (29,665)

 TOTAL DISTRIBUTIONS                                       (406,242)       (576,910)

Share transactions                                         3,045,965       8,579,610
Net proceeds from sales of shares

 Reinvestment of distributions                             397,033         562,713

 Cost of shares redeemed                                   (4,795,597)     (4,206,977)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (1,352,599)     4,935,346
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (708,731)       4,526,294

NET ASSETS

 Beginning of period                                       11,792,392      7,266,098

 End of period (including under (over) distribution of    $ 11,083,661    $ 11,792,392
net investment income of $15,484 and $(21,393),
respectively)

OTHER INFORMATION
Shares

 Sold                                                      212,281         569,016

 Issued in reinvestment of distributions                   27,840          37,578

 Redeemed                                                  (332,700)       (282,864)

 Net increase (decrease)                                   (92,579)        323,730


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED SEPTEMBER 30,

                                   1995                        1994 C     1993      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 14.58                     $ 14.97    $ 13.50   $ 13.02   $ 10.64
of period

Income from Investment
Operations

 Net investment income              .49                         .34        .52       .46       .55

 Net realized and unrealized        .93                         .21 B      2.01      .97       2.48
 gain (loss)

 Total from investment              1.42                        .55        2.53      1.43      3.03
operations

Less Distributions                  (.44)                       (.44)      (.87)     (.45)     (.65)
From net investment income

 From net realized gain             -                           (.45)      (.19)     (.50)     -

 In excess of net realized gain     (.09)                       (.05)      -         -         -

 Total distributions                (.53)                       (.94)      (1.06)    (.95)     (.65)

Net asset value, end of period     $ 15.47                     $ 14.58    $ 14.97   $ 13.50   $ 13.02

TOTAL RETURN A                      10.09%                      3.60%      19.71%    11.84%    29.78%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 11,084                    $ 11,792   $ 7,266   $ 2,762   $ 743
(in millions)

Ratio of expenses to average        .97%                        1.04%      1.09%     1.17%     1.17%
net assets

Ratio of net investment income      4.27%                       3.63%      4.28%     5.58%     5.74%
to average net assets

Portfolio turnover rate             137%                        109%       98%       134%      134%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS).
B THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
C EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager(the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES - CONTINUED
Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED realized gain (loss) is recognized on the date of offset; otherwise, gain
(loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional
2. OPERATING POLICIES - CONTINUED
INDEXED SECURITIES - CONTINUED
securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $42,969,000 or 0.4% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end. The maturity values of the joint trading account investments were $2,610,694,000 at 6.46%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
Number of dealers or banks 21
Maximum amount with one dealer or bank 20 1/2%
Aggregate principal amount of agreements $17,444,261,000
Aggregate maturity amount of agreements $17,453,647,000
Aggregate market value of collateral $17,866,421,000
Coupon rates of collateral 0.0% to 15 3/4%
Maturity dates of collateral 9/30/95 to 8/15/25
4. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $11,368,572,000 and $12,560,958,000, respectively, of which U.S. government and government agency obligations aggregated $5,118,064,000 and $6,050,095,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,643,324,000 and $2,032,254,000, respectively.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .40%. For the period, the management fee was equivalent to an annual rate of .72% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period October 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the funds' accounting records and administers their security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,245,000 for the period.
6. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $106,318,000 and $108,935,000, respectively.
7. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement,
7. BANK BORROWINGS - CONTINUED
the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $1,173,000. The weighted average interest rate was 6.4%.
8. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $474,000 under this arrangement.
9. LITIGATION.
The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager (a fund of Fidelity Charles Street Trust) at September 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Asset Manager's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
November 7, 1995
DISTRIBUTIONS


A total of 23.6% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 24% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Robert Beckwitt, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager(trademark)
Asset Manager: Growth
Asset Manager: Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

ASSET MANAGER: INCOME

ANNUAL REPORT
SEPTEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     51   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    55   Notes to the financial statements.

REPORT OF INDEPENDENT    60   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            61

 .
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term investments, both in the U.S. and overseas.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed fund expenses, the fund's life of fund figures would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995          PAST 1   LIFE OF
                                          YEAR     FUND

Asset Manager: Income                     11.99%   31.02%

Lehman Brothers Intermediate
 Government-Corporate Bond Index          11.29%   18.44%

Average Income Fund                       15.39%   29.24%

Consumer Price Index                      2.54%    8.42%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 1, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Intermediate Government-Corporate Bond Index - a broad measure of the intermediate bond market's performance. To measure how the fund's performance stacked up against its peers, you can compare it to the average income fund, which reflects the performance of 21 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995   PAST 1   LIFE OF
                                   YEAR     FUND

Asset Manager: Income              11.99%   9.42%

Lehman Brothers Intermediate
 Government-Corporate Bond Index   11.29%   5.80%

Average Income Fund                15.39%   8.89%

Consumer Price Index               2.54%    2.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                Asset Manager:  IncoLB Gov/Corp Int BoCONSERVATIVE ALL
       10/01/92            10000.00          10000.00        10000.00
       10/31/92             9890.00           9870.26         9975.00
       11/30/92            10020.30           9832.75        10049.81
       12/31/92            10222.02           9964.43        10139.26
       01/31/93            10485.16          10158.23        10235.58
       02/28/93            10657.39          10318.40        10336.91
       03/31/93            10891.49          10359.45        10404.10
       04/30/93            10973.54          10442.83        10390.58
       05/31/93            11035.05          10419.65        10456.04
       06/30/93            11158.52          10583.20        10545.96
       07/31/93            11251.64          10609.11        10570.21
       08/31/93            11500.56          10777.33        10735.11
       09/30/93            11531.81          10822.08        10744.77
       10/31/93            11688.44          10851.05        10815.69
       11/30/93            11615.38          10790.53        10772.42
       12/31/93            11794.96          10839.95        10825.21
       01/31/94            11997.58          10960.35        10957.28
       02/28/94            11783.98          10798.26        10840.03
       03/31/94            11558.83          10620.06        10688.27
       04/30/94            11569.50          10547.78        10706.44
       05/31/94            11602.06          10554.87        10755.69
       06/30/94            11536.90          10556.32        10713.75
       07/31/94            11689.09          10708.27        10861.59
       08/31/94            11809.10          10741.75        10971.30
       09/30/94            11699.69          10642.92        10892.30
       10/31/94            11732.89          10641.47        10962.01
       11/30/94            11644.89          10593.18        10898.43
       12/31/94            11634.28          10630.68        10975.81
       01/31/95            11701.27          10809.84        11118.50
       02/28/95            11913.79          11034.08        11300.84
       03/31/95            12037.44          11097.18        11416.11
       04/30/95            12194.96          11234.16        11555.39
       05/31/95            12488.19          11573.81        11816.54
       06/30/95            12612.60          11651.40        11927.61
       07/31/95            12816.64          11653.01        12021.84
       08/31/95            12930.56          11759.09        12097.58
       09/29/95            13101.93          11844.24        12260.00




$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Asset Manager: Income on October 1, 1992, when the fund started. As the chart shows, by September 30, 1995, the value of your investment, would have grown to $13,102 - a 31.02% increase on your initial investment. For comparison, look at how the Lehman Brothers Intermediate Government-Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,844 - an 18.44% increase. You can also look at how the Conservative Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. Reflecting the fund's neutral mix of 20% stocks, 30% bonds, and 50% short-term instruments, this index combines returns from the S&P 500 (+52.03%), Lehman Brothers Treasury Bond Index (+21.01%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+12.92%). With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $12,260 - a 22.60% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
Strong corporate earnings and a favorable interest rate environment helped the U.S. stock market post strong returns for the 12 months ended September 30, 1995. U.S. bond markets also rallied during the 12-month period.
STOCKS: The Standard & Poor's Composite Index of 500 Stocks finished the 12-month period with a total return of 29.75% - well above its historical annual average of roughly 12%. With inflation posing little threat, interest rates fell during the first half of 1995. The Federal Reserve Board cut the federal funds rate - the rate banks charge each other for overnight loans - by 0.25% on July 6 to 5.75%. Large-capitalization stocks led the rally. Technology companies - whose goods and services benefited from both corporate and consumer demand - posted the strongest earnings growth and stock price gains. Lower interest rates and continued merger and acquisition activity helped financial stocks perform especially well. In June, the Dow Jones Industrial Average closed above 4500 for the first time. Returns from foreign markets suffered as investors brought capital back to the U.S. The Morgan Stanley Emerging Markets Free Index was down 17.73% for the 12 months ended September 30. The Morgan Stanley EAFE (Europe, Australia, Far East) Index returned 5.79% for the year ended September 30. European markets have fared well through the first nine months of 1995, while the Japanese market has struggled through much of the year.
BONDS: A strong rally starting in November 1994 helped bonds recover from the effects of the sharply rising interest rate environment seen earlier that year. For the 12-month period, the Lehman Brothers Aggregate Bond Index - a broad measure of U.S. taxable bonds - posted a total return of 14.06%. Indications of a slowing economy and a relative absence of inflation pressures encouraged bond investors, helping to push interest rates down. Monetary policy also played a role in the bond market's performance, as the Fed - in an effort to thwart the possibility of a recession - lowered the fed funds rate after a string of seven successive interest rate increases in 1994 and early 1995. Mortgage-backed securities rode along with the rally. The Salomon Brothers Mortgage Index returned 13.46% during the period. Outside of the U.S., markets had mixed returns. Emerging fixed-income markets recovered from the lows caused by Mexico's peso devaluation in December 1994. The J.P. Morgan Emerging Markets Bond Index returned 6.04% during the 12-month period. Declining interest rates and a weakening U.S. dollar helped the Salomon Brothers World Government Bond Index - which includes U.S. issues - to post a 16.18% return.
FUND TALK: THE MANAGER'S OVERVIEW


An Interview with Bob Beckwitt, Portfolio Manager of Fidelity Asset
Manager: Income
Q. BOB, HOW DID THE FUND PERFORM?
A. Asset Manager: Income performed reasonably well overall, though it lagged some of its competitors. The fund's total return for the year ended September 30, 1995, was 11.99% compared to 15.39% for the average income fund, according to Lipper Analytical Services. Because this is a relatively conservative fund, it has a light weighting in stocks and is unable to take full advantage of strong stock performance. In addition, the fund suffered setbacks during the final months of 1994 and the beginning of 1995. Its performance since then has been stronger, both in absolute and relative terms.
Q. WHAT CAUSED THE PROBLEMS EARLY IN THE YEAR?
A. Foreign investments were the main culprits. Last September, 18% of the fund's investments was foreign stocks and bonds. That total included investments in Mexico and other emerging markets in Latin America. Shareholders who have been with the fund for any length of time will recall how much those same emerging market investments boosted Asset Manager:
Income's performance in years past. Unfortunately, with the surprise devaluation of the Mexican peso in December 1994, emerging markets all over the world suddenly lost credibility with investors and prices plummeted. I immediately sold most of the fund's emerging market investments, preventing further losses. Shortly afterward, what was left in the fund of emerging market securities totalled only around 2% of its investments.
Q. WHAT'S YOUR ATTITUDE TOWARD FOREIGN INVESTMENTS NOW?
A. Foreign investments will probably always play a significant strategic role in the fund. That's because in the new global economy, I don't think it makes sense to ignore investment opportunities in other countries. It's true, investing overseas can carry more risk, and with emerging markets those risks can be even more significant. But by investing in a broad range of foreign securities, in a wide variety of countries, I think I can minimize those risks while still providing shareholders with exposure to exciting opportunities. If there's a lesson in the fund's recent bad experience with foreign investments, it's this: more diversification is needed, not less. Lately, as the pendulum has swung back in favor of foreign markets, I've again built a 10% stake in foreign securities. Recently, I've tried to spread the risk around as much as possible instead of concentrating those assets in a handful of foreign countries. At the end of September, Asset Manager: Income had a 2.2% stake in Japan, 2.5% in Germany, and 1.3% in Canada; but no other foreign country by itself accounted for more than 1% of the fund's total investments.
Q. WHY JAPAN?
A. I began building a small position in Japan in April and May, when the Nikkei Index bottomed out around 14,000. For five years now, Japan has been paying the price for the speculative bubble of the late 1980s. Real estate prices have fallen, banks have suffered and consumer spending has slowed. And yet foreign demand for Japanese goods has remained strong, resulting in a significant trade surplus and, until this summer, a rising yen. The recent surge in the U.S. dollar versus the yen is a sign that Japanese fiscal and monetary policy is beginning to produce results. The fund has investments in Hitachi and other consumer electronics companies whose earnings could rise if the Japanese economy recovers.
Q. WHAT ABOUT DOMESTIC STOCKS?
A. In recent months, I've built a significant position in REITs, or real estate investment trusts. With an 8% yield and a projected 3% growth rate, REITs are among the most attractive values in today's market. By the end of September, REITs were part of the largest stock sector in the fund, followed by finance and technology. While the finance sector has benefited from rising bond prices and falling interest rates, that's a cyclical story; many of the finance stocks I own are growth stories. Large holdings include Fannie Mae (the Federal National Mortgage Association), which continues to trade at a price-to-earnings ratio lower than its growth rate; and American Express, a turnaround story with significant upside potential once the market recognizes the gains made by its management team. In the technology sector, I continue to own Compaq and IBM, still cheap in light of projected earnings; and Intel, the dominant player in the booming semiconductor industry. As always, not everything performed as well as I would have liked. Among the disappointments were RJR Nabisco, Wal-Mart and General Motors, all selling at low price-to-earnings ratios that belie their impressive growth rates. While it has taken longer than expected for those stocks to come around, I believe that eventually the market will recognize their value.
Q. HOW WERE THE FUND'S ASSETS DIVIDED AMONG STOCKS, BONDS AND SHORT-TERM INVESTMENTS AT THE END OF THE PERIOD?
A. On September 30, 1995, the breakdown was 28% stocks, 33% bonds and 39% short-term investments. That's somewhat more exposure to stocks and bonds than the fund would have under neutral conditions, and less short-term investments.
Q. CAN YOU EXPLAIN WHY YOU HAVE THE FUND STRUCTURED LIKE THAT?
A. Throughout 1995, as economic growth slowed and the Federal Reserve moved closer toward its rate cut in July, stocks became more attractive and I added them to the fund. The bond portion of the fund has remained fairly stable throughout the period at slightly above a neutral weighting. In retrospect, I wish I'd owned more bonds earlier in the year, but that opportunity has passed. Barring external factors such as significant progress on a balanced budget, now is probably not the time to go hunting for price gains in the bond market. That's reflected in the average duration of the bond portion of the fund, which at about 2.28 years is slightly defensive. Duration measures how much a bond's price will vary with changes in interest rates.
Q. WHAT WAS YOUR BOND STRATEGY DURING THE YEAR?
A. Much of the fund's exposure to emerging markets early in the period was through bonds, which I sold together with emerging market stocks beginning last December. Early this past summer, I took profits on a portion of the fund's investment in U.S. Treasury securities and redeployed those assets in German bonds. The German bond market until then had lagged the U.S. market, indicating it might have greater upside potential. Also, Germany's inflation outlook was especially promising, as were prospects for a rate cut by the Bundesbank, Germany's central bank. Events unfolded as expected in Germany, and the fund made a profit from its investment. Although the deutsche mark declined versus the U.S. dollar last summer, because I had hedged the fund's German investments, the gains were largely preserved. On the domestic side, some economic indicators show that economic growth has slowed, so I've all but eliminated the fund's stake in so-called junk bonds, whose yield advantage over higher-rated bonds has declined. Lately, I've built about a 6% stake in mortgage-backed securities, which tend to outperform Treasuries under relatively stable market conditions.
Q. HOW DID DERIVATIVES AFFECT THE FUNDS PERFORMANCE?
A. The overall impact was positive but hardly significant. Some that I own can be found under indexed securities in the portfolio listings at the back of this report, but they're often referred to as structured notes. One way to think of them is as customized securities. They let me tailor a portion of the fund's investments to match my outlook in very specific segments of the market, so that I can take advantage of potential opportunities that might otherwise be inaccessible. During the period, the fund made money on structured notes tied to short-term interest rates in the U.K., and to the price of oil. Structured notes tied to commodities such as gold and platinum did not do well but I'll probably keep them as a hedge against inflation. If global inflation were to flare up suddenly for whatever reason, those commodities could be among the first to react.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I'm cautiously optimistic. The U.S. economy has been expanding slowly but steadily at an annual rate of less than 3%, right in line with the long-term growth rate targeted by the Federal Reserve. Inflation, so far, is almost a non-issue. The dollar appears to have stabilized. Together, those factors make for an unusually attractive investment climate. Given 1995's sharp gains in domestic markets, foreign markets appear to have more relative value; foreign investments are therefore likely to remain a significant part of the fund. One key variable I'll be watching in the near future is progress on the balanced budget. If the Republican Congress can broker an agreement, and President Clinton doesn't veto it, long-term interest rates could approach historic lows. Needless to say, that would be a tremendous boost for financial markets. If, on the other hand, the political parties deadlock on the budget, then the unknowns multiply and the outlook becomes less promising. It all comes back to inflation. If inflation returns with a vengeance, all bets are off, and we could be looking at the first real bear market in more than a decade. But if inflation stays low, then bond prices should keep rising and stocks will have a chance to achieve still higher price-to-earnings multiples.
FUND FACTS
GOAL: high current income,
and when appropriate,
capital appreciation through
investments in stocks, bonds
and short-term instruments
of all types
START DATE: October 1, 1992
SIZE: as of September 30,
1995, more than $566 million
MANAGER: Robert Beckwitt,
since 1992; manager, Fidelity
Asset Manager, since 1988;
Fidelity Asset Manager:
Growth, since 1991; joined
Fidelity in 1986
(checkmark)
BOB BECKWITT ON THE STAYING
POWER OF THE BULL MARKET:
"If people are concerned
about the market, their
actions are not showing it.
This year has been one of the
most bullish in memory, with
investors increasing equity
exposure, equity funds
reducing cash, and record
numbers of initial and
secondary public stock
offerings being made, some
of them frankly speculative.
We're definitely not in the
early stages of the game
anymore. We may, in fact, be
in the final innings. A more
challenging period lies ahead.
Whether that means a market
setback or simply lower
positive returns depends on
the outlook for inflation."

(solid bullet)  Foreign investments totaled
10% of the fund's investments
at the end of the period, up
from 7% six months ago. Total
investment in emerging markets
was about 2%. For a complete
breakdown of the fund's foreign
investments by country, see
page 50.
(solid bullet) The fund's asset mix at the end of the period was 28%
stocks,  33% bonds and 39%
short-term investments. In a
neutral investment climate, the
breakdown would be closer to
20% stocks, 30% bonds and
50% short-term investments.
INVESTMENT CHANGES


TOP FIVE FIXED-INCOME SECURITIES AS OF SEPTEMBER 30, 1995

(BY ISSUER, WITH MATURITIES OF MORE THAN ONE YEAR)   % OF FUND'S    % OF FUND'S
                                                     INVESTMENTS    INVESTMENTS IN
                                                                    THESE SECURITIES
                                                                    6 MONTHS AGO

U.S. Government & Government Agencies
 (various issues)                                    24.5           30.2

Resolution Trust Corp. (various issues)              3.8            0.9

Premier Auto Trust (various issues)                  1.3            1.0

Comdisco, Inc. (various issues)                      1.3            0.7

Marine Midland Bank euro (various issues)            0.9            0.5


QUALITY DIVERSIFICATION AS OF SEPTEMBER 30, 1995
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa, Aa, A          44.7           40.8

Baa                 7.1            6.8

Ba and Below        1.6            1.8

TOP FIVE STOCKS AS OF SEPTEMBER 30, 1995
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS IN
                                                       THESE STOCKS 6
                                                       MONTHS AGO

Philip Morris Companies, Inc.           0.8            0.2

Federal National Mortgage Association   0.7            0.4

American Express Co.                    0.6            0.4

RJR Nabisco Holdings Corp.              0.4            0.4

General Motors Corp.                    0.4            0.2

ASSET ALLOCATION
AS OF SEPTEMBER 30, 1995 * AS OF MARCH 31, 1995 **
Row: 1, Col: 1, Value: 39.24
Row: 1, Col: 2, Value: 33.05
Row: 1, Col: 3, Value: 20.71
Row: 1, Col: 4, Value: 7.0
Row: 1, Col: 1, Value: 51.0
Row: 1, Col: 2, Value: 31.0
Row: 1, Col: 3, Value: 10.0
Row: 1, Col: 4, Value: 8.0
Stock class 28%
Bond class 33%
Short-term class
and other 39%
FOREIGN
INVESTMENTS 10%
Stock class 18%
Bond class 31%
Short-term class
and other 51%
FOREIGN
INVESTMENTS 7%
*
**
ASSET ALLOCATIONS IN PIE CHART REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART. INVESTMENTS SEPTEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 27.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.8%
AEROSPACE & DEFENSE - 0.4%
Alliant Techsystems, Inc. (a)  3,000 $ 141,000
Boeing Co.   9,100  621,019
General Motors Corp. Class H   1,800  73,800
Lockheed Martin Corp.   6,575  441,347
McDonnell Douglas Corp.   4,600  380,650
Northrop Grumman Corp.   3,000  182,625
Precision Castparts Corp.   3,000  109,500
Rockwell International Corp.   4,900  231,525
Sundstrand Corp.   1,300  84,175
Thiokol Corp.   2,300  82,225
  2,347,866
DEFENSE ELECTRONICS - 0.2%
Loral Corp.   6,800  193,800
Raytheon Co.   4,100  348,500
Tracor, Inc. (a)  17,500  288,750
  831,050
SHIP BUILDING & REPAIR - 0.2%
Bremer Vulkan AG (a)  800  33,170
Far East-Levingston Shipbuilding Ltd.   4,000  17,538
General Dynamics Corp.   22,100  1,212,738
Jurong Shipyard Ltd.   3,000  21,466
Keppel Corp. Ltd.   5,000  39,986
  1,324,898
TOTAL AEROSPACE & DEFENSE   4,503,814
BASIC INDUSTRIES - 1.3%
CHEMICALS & PLASTICS - 0.8%
Agrium, Inc.   900  33,040
Betz Laboratories, Inc.   1,900  77,663
CGIP   100  19,193
Carbide/Graphite Group, Inc. (a)  600  8,475
du Pont (E.I.) de Nemours & Co.   11,500  790,625
Ferro Corp.   7,400  184,075
First Mississippi Corp.   4,700  187,413
Grace (W.R.) & Co.   10,500  700,875
Great Lakes Chemical Corp.   8,800  595,100
Hercules, Inc.   6,400  371,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Kemira OY sponsored ADR (e)  800 $ 12,300
Nalco Chemical Co.   8,500  290,063
Potash Corp. of Saskatchewan  2,800  174,798
Praxair, Inc.   2,200  58,850
Raychem Corp.   9,400  423,000
Rhodia Ster SA GDR (e)  2,100  27,825
Rohm & Haas Co.   2,800  169,050
Union Carbide Corp.   14,100  560,475
  4,684,020
IRON & STEEL - 0.0%
Carpenter Technology Corp.   600  23,475
Mannesmann AG Ord.   200  65,695
Nucor Corp.   400  17,900
Republic Engineered Steels, Inc. (a)  200  1,500
  108,570
METALS & MINING - 0.3%
Alcan Aluminium Ltd.   7,201  233,494
Aluminum Co. of America  16,900  893,588
Eramet SA  800  60,767
Noranda, Inc.   5,700  115,780
Reynolds Metals Co.   4,800  277,200
  1,580,829
PACKAGING & CONTAINERS - 0.1%
Carnaudmetalbox SA  200  8,392
Corning, Inc.   9,200  263,350
Owens-Illinois, Inc. (a)  11,500  145,188
Settsu Corp. (a)  19,000  56,204
Sonoco Products Co.   2,985  82,834
  555,968
PAPER & FOREST PRODUCTS - 0.1%
Champion International Corp.   2,777  149,611
James River Corp. of Virginia  7,400  236,800
Land & General BHD  10,000  26,248
Kumpulan Guthrie BHD  12,000  17,753
Malakoff BHD  16,000  48,678
  479,090
TOTAL BASIC INDUSTRIES   7,408,477
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONGLOMERATES - 0.3%
Allied-Signal, Inc.   5,900 $ 260,338
ITT Corp.   1,000  124,000
Mark IV Industries, Inc.   3,000  66,750
Suncor, Inc.   1,100  34,540
Tyco International Ltd.   4,361  274,743
United Technologies Corp.   10,300  910,263
  1,670,634
CONSTRUCTION & REAL ESTATE - 4.3%
BUILDING MATERIALS - 0.1%
Armstrong World Industries, Inc.   4,900  271,950
Cooper Cameron Corp. (a)  1,676  43,367
Masco Corp.   5,800  159,500
Pioneer International Ltd.   4,600  12,164
Sherwin-Williams Co.   4,000  140,000
United Dominion Industries Ltd.   4,000  95,785
  722,766
CONSTRUCTION - 0.1%
Centex Corp.   1,400  40,600
DIA Kensetsu Co. Ltd.   4,000  50,138
Hopewell Holdings Ltd.   72,261  49,065
Kaufman & Broad Home Corp.   3,300  41,663
McDermott (J. Ray) SA  9,200  207,000
Ryland Group, Inc.   2,000  31,000
YTL Corp. BHD  11,500  59,455
  478,921
ENGINEERING - 0.0%
Fluor Corp.   1,900  106,400
Foster Wheeler Corp.   4,500  159,188
  265,588
REAL ESTATE - 0.1%
Daiman Development BHD  15,000  16,584
Hong Kong Land Holdings Ltd.   18,000  31,500
Klepierre SA  100  11,780
Mitsubishi Estate Co. Ltd.   10,000  111,306
Sime UEP Properties BHD  9,000  15,892
Singapore Land Ltd.   4,000  23,150
Tan & Tan Development BHD  78,000  76,310
  286,522
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 4.0%
Bay Apartment Communities, Inc.   43,700 $ 939,550
Beacon Properties Corp.   2,000  42,750
Bradley Real Estate Trust (SBI)  46,400  742,400
CBL & Associates Properties, Inc.   35,400  734,550
Cali Realty Corp.   2,500  50,625
Capstead Mortgage Corp.   1,000  31,875
CenterPoint Properties Corp.   4,500  100,688
Colonial Properties Trust (SBI)  22,400  557,200
DeBartolo Realty Corp.   6,300  88,200
Developers Diversified Realty Corp.   22,500  677,813
Duke Realty Investors, Inc.   16,600  516,675
Equity Inns, Inc.   25,000  293,750
Equity Residential Properties Trust (SBI)  19,400  584,425
Evans Withycombe Residential, Inc.   7,300  147,825
Excel Realty Trust, Inc.   55,100  1,088,225
Felcor Suite Hotels, Inc.   14,900  447,000
Franchise Finance Corp. of America  38,000  817,000
Glimcher Realty Trust (SBI)  49,900  1,016,713
Haagen Alexander Properties, Inc.   19,600  227,850
Highwoods Properties, Inc.   43,700  1,152,588
JDN Realty Corp.   20,000  425,000
Kimco Realty Corp.   29,000  1,156,375
LTC Properties, Inc.   4,500  65,250
Liberty Property Trust (SBI)   4,500  95,625
Macerich Co.   26,800  569,500
National Golf Properties, Inc.   42,000  918,750
Oasis Residential, Inc.   7,400  166,500
Omega Healthcare Investors, Inc.   33,400  893,450
Patriot American Hospitality, Inc.   17,200  440,750
Post Properties, Inc.   3,600  111,600
RFS Hotel Investors, Inc.   34,800  530,700
Realty Income Corp.   52,900  1,117,513
Security Capital Industrial Trust, Inc.   7,000  113,750
Shurgard Storage Centers, Inc.   28,200  701,475
Simon Properties Group, Inc.   4,200  106,575
Sovran Self Storage, Inc.  34,000  845,750
Speiker Properties, Inc.   24,600  590,400
Starwood Lodging Trust combined certificate (SBI)  38,000  1,068,750
Storage USA, Inc.   3,200  98,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Storage Trust Realty (SBI)  39,500 $ 804,813
Storage Equities, Inc.   58,700  1,093,288
Sun Communities, Inc.   2,100  54,600
Sunstone Hotel Investors, Inc.  9,000  86,625
Trinet Corporate Realty Trust, Inc.   3,000  83,250
  22,396,791
TOTAL CONSTRUCTION & REAL ESTATE   24,150,588
DURABLES - 1.4%
AUTOS, TIRES, & ACCESSORIES - 0.9%
Capaco Automotive Products Corp.   2,100  19,425
Chrysler Corp.   23,200  1,229,600
Daimier Benz AG. Ord.   500  246,533
Dana Corp.   4,200  121,275
Eaton Corp.   1,500  79,500
Echlin, Inc.   1,400  50,050
Fiat Spa  26,100  97,342
Ford Motor Co.   1,900  59,138
General Motors Corp.   44,542  2,087,906
Honda Motor Co. Ltd.   8,000  142,793
Johnson Controls, Inc.   3,600  227,700
Kia Motors Corp. GDR (a)(e)  1,100  23,925
Magna International, Inc. Class A  4,000  181,134
Suzuki Motor Corp.   5,000  53,648
Titan Wheel International, Inc.   3,750  64,219
Toyota Motor Corp.   10,000  189,521
TRW, Inc.   700  52,063
Volvo AB Class B  6,100  149,304
  5,075,076
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp.   4,700  160,388
Electrolux AB  1,700  81,138
Matsushita Electric Industrial Co. Ltd.   32,000  487,741
Sony Corp.   12,700  654,580
Sunbeam-Oster, Inc.   4,000  59,500
Whirlpool Corp.   9,000  519,750
  1,963,097
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
HOME FURNISHINGS - 0.0%
Dapta-Mallinjoud SA  100 $ 2,539
Haverty Furniture Companies, Inc.   300  4,088
Heilig-Meyers Co.   4,000  93,000
  99,627
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  7,800  98,475
Kellwood Co.   2,100  43,313
NIKE, Inc. Class B  3,700  411,163
Nine West Group, Inc. (a)  800  36,400
Russell Corp.   6,000  153,000
Shikibo Ltd. (a)  18,000  36,641
Warnaco Group, Inc. Class A  6,000  144,000
Westpoint Stevens, Inc. Class A  4,000  86,000
  1,008,992
TOTAL DURABLES   8,146,792
ENERGY - 2.0%
ENERGY SERVICES - 0.5%
BJ Services Co. (a)  5,500  138,875
Baker Hughes, Inc.   11,900  242,463
Dresser Industries, Inc.   4,000  95,500
Enterra Corp. (a)  5,000  110,000
Halliburton Co.   6,400  267,200
Helmerich & Payne, Inc.   3,000  84,375
McDermott International, Inc.   3,100  61,225
Nabors Industries, Inc. (a)  9,000  84,938
Noble Drilling Corp. (a)  14,632  113,398
Offshore Logistics, Inc. (a)  3,300  45,788
Reading & Bates Corp. (a)  8,400  100,800
Schlumberger Ltd.   19,800  1,291,950
Sonat Offshore Drilling, Inc.   7,600  247,950
Weatherford International, Inc. (a)  3,700  48,100
  2,932,562
INDEPENDENT POWER - 0.0%
Thermo Electron Corp. (a)  2,300  106,663
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 1.5%
Amerada Hess Corp.   15,900 $ 773,138
Amoco Corp.   800  51,300
Atlantic Richfield Co.   9,700  1,041,538
Blue Range Resource Corp. (a):
Class A   2,600  18,896
 Class A (e)   1,000  7,268
British Petroleum PLC:
ADR  22,079  1,984,350Ord.   119  895
Burlington Resources, Inc.   8,400  325,500
Canada Occidental Petroleum Ltd.   10,500  333,616
Chesapeake Energy Corp. (a)  2,300  72,738
Coastal Corp. (The)  3,900  131,138
Elf Aquitaine sponsored ADR  1,753  58,945
Global Natural Resources, Inc. (a)  5,200  51,350
Kerr-McGee Corp.   4,700  260,850
Louisiana Land & Exploration Co.   1,300  46,313
Murphy Oil Corp.   2,600  104,000
Newfield Exploration Co. (a)  5,400  162,675
Noble Affiliates, Inc.   200  5,275
Norsk Hydro AS  1,972  84,817
Norsk Hydro AS ADR  1,444  62,273
Occidental Petroleum Corp.   12,700  279,400
Petroleum Geo-Services AS ADR (a)  5,400  132,300
Phillips Petroleum Co.   5,600  182,000
Renaissance Energy Ltd. (a)  5,500  124,017
Renaissance Energy Ltd. (a) (e)  22,000  496,068
Rio Alto Exploration Ltd. (a)  18,900  61,284
Santa Fe Energy Resources, Inc. (a)  5,000  47,500
Texaco, Inc.   1,400  90,475
Tosco Corp.   2,900  100,050
Total SA:
Class B  6,100  369,190
 sponsored ADR  9,238  278,295
Unocal Corp.   13,732  391,362
  8,128,816
TOTAL ENERGY   11,168,041
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 4.0%
BANKS - 1.0%
Banc One Corp.   5,600 $ 204,400
Banco Bilbao Vizcaya SA Ord. (Reg.)  2,000  61,548
Banco Intercontinental Espanol  200  17,444
Banco Popular Espanol  200  31,131
Bangkok Bank Ltd.   7,600  85,403
Bank International Indonesia PT Ord.   8,200  28,232
Bank of Boston Corp.   2,167  103,203
Bank of Asia PCL (For. Reg.)  5,780  14,510
Bank of New York Co., Inc.   13,120  610,080
Barnett Banks, Inc.   2,500  141,563
Boatmen's Bancshares, Inc.   1,500  55,500
BQE National Paris Ord.   30  1,176
Chase Manhattan Corp.   2,417  147,739
Chemical Banking Corp.   7,300  444,388
Commerce Asset Holding BHD  3,000  15,749
CS Holdings (Reg.)  1,140  107,114
Deutsche Bank AG  4,500  214,410
Development Bank of Singapore Ltd. (For. Reg.)  11,000  125,009
First Bank System, Inc.   3,000  144,375
First Chicago Corp.   2,000  137,250
First Interstate Bancorp  2,000  201,500
First Union Corp.   146  7,446
Fleet Financial Group, Inc.   15,086  569,497
HSBC Holdings:
PLC   18,187  252,859
 Ord.   3,687  52,412
International Bank of Asia Ltd.   57,000  34,280
Krung Thai Bank (For. Reg.)  54,230  216,099
National Bank of Canada  2,500  21,430
NationsBank Corp.   1,100  73,975
Panin Bank PT (For. Reg.)  20,125  24,429
Republic New York Corp.   5,100  298,350
SCF Finance and Securities Co. Ltd. (rights) (a)  554  -
Siam City Bank PCL (For. Reg.)  74,800  101,343
Siam City Credit Finance and Securities Co. Ltd. (rights) (a)  440  -
Shawmut National Corp.   20,680  695,365
Swiss Bank Corp. (Bearer)  337  128,992
Thai Farmers Bank PCL  15,200  132,042
Thai Military Bank Ltd. (For. Reg.)  16,680  66,467
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Toho Bank Ord.   6,000 $ 39,108
United Overseas Bank Ltd.:
(For. Reg.)  4,800  41,417
 (warrants) (a)  13,200  51,392
Unidanmark AS Class A  1,000  43,694
  5,742,321
CLOSED END INVESTMENT COMPANIES - 0.1%
Austria Fund, Inc.   3,900  31,688
France Growth Fund, Inc.   6,700  65,325
Germany Fund, Inc.   215  2,473
Growth Fund of Spain, Inc.   9,600  102,000
Morgan Stanley India Investment Fund, Inc.   42,100  436,788
Thai Fund, Inc.   616  14,784
  653,058
CREDIT & OTHER FINANCE - 0.8%
Acom Co. Ltd.   4,000  129,556
American Express Co.   75,938  3,369,749
Beneficial Corp.   6,000  313,500
Countrywide Credit Industries, Inc.   4,500  105,750
Equitable Companies, Inc.   3,600  88,200
Green Tree Acceptance, Inc.   3,700  225,700
Greenpoint Financial Corp.   400  11,050
Hong Leong Credit BHD  9,000  42,951
Industrial Finance Corp. (For. Reg.)  24,866  76,297
JCG Holdings Ltd.   76,000  56,518
Promise Co. Ltd.   400  16,846
Schroders PLC (non-vtg.)  33  585
  4,436,702
FEDERAL SPONSORED CREDIT - 0.8%
Federal Home Loan Mortgage Corporation  9,300  642,863
Federal National Mortgage Association  36,100  3,736,350
  4,379,213
INSURANCE - 0.7%
Aetna Life & Casualty Co.   2,000  146,750
Alexander & Alexander Services, Inc.   8,400  203,700
Allstate Corp.   26,608  941,258
American International Group, Inc.   2,350  199,750
Assicurazioni Generali Spa  2,700  62,362
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Baloise Holding (Reg.)  50 $ 109,981
Berkley (W.R.) Corp.   3,300  149,738
Chubb Corp. (The)  1,000  96,000
CIGNA Corp.   1,000  104,125
Corporacion Mapfrecia International
de Reaseguros SA (Reg.)  900  46,501
General Re Corp.   2,400  362,400
HealthCare COMPARE Corp. (a)  5,000  193,750
International Nederlanden Groep NV  2,667  155,027
Loews Corp.   2,800  407,400
MGIC Investment Corp.   1,500  85,875
NAC Re Corp.   5,400  195,750
Old Republic International Corp.   3,000  86,625
PMI Group, Inc.   1,300  61,588
Providian Corp.   1,000  41,500
Reliastar Financial Corp.   700  28,438
Renaissance RE Holdings (a)  2,000  48,750
Royal Insurance Holdings PLC  11,019  61,661
SAFECO Corp.   1,900  124,688
Skandia Foersaekrings AB  1,300  30,602
Torchmark Corp.   3,400  143,225
  4,087,444
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   26,700  677,513
Charter One Financial Corp.   4,000  118,000
Golden West Financial Corp.   6,500  328,250
Standard Federal Bancorporation, Inc.   2,500  97,500
Washington Mutual, Inc.   3,500  92,750
  1,314,013
SECURITIES INDUSTRY - 0.4%
Bear Stearns Companies, Inc.   3,465  74,498
Czech Value Fund Unit (e)  8,000  412,000
Edwards (A.G.), Inc.   1,000  26,625
First Marathon Inc. Class A (non-vtg.)  5,000  52,178
Inter-Regional Financial Group, Inc.   10,000  360,000
Lehman Brothers Holdings, Inc.   4,080  94,350
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - CONTINUED
Merrill Lynch & Co., Inc.   3,000 $ 187,500
Midland Walwyn, Inc.   10,500  65,549
Morgan Stanley Group, Inc.   4,300  413,338
Nikko Securities Co. Ltd.   4,000  39,348
Nomura Securities Co. Ltd.   23,000  447,431
  2,172,817
TOTAL FINANCE   22,785,568
HEALTH - 1.2%
DRUGS & PHARMACEUTICALS - 0.5%
Allergan, Inc.   1,100  36,713
American Home Products Corp.   1,500  127,313
Amgen, Inc. (a)  11,200  558,600
Biogen, Inc. (a)  3,500  210,000
Carter-Wallace, Inc.   5,300  66,250
Depotech Corp. (a)  400  4,800
Dura Pharmaceuticals, Inc. (a)  300  8,925
Elan Corp. PLC ADR (a)  2,000  83,000
Gedeon Richter GDR  740  12,950
Genentech, Inc. (redeemable) (a)  3,000  145,875
Merck & Co., Inc.   1,300  72,800
Pharmacia AB:
Series A sponsored ADR  3,000  89,719
 Class A Free shares  5,900  177,113
Schering-Plough Corp.   7,000  360,500
Sepracor, Inc. (a)  8,000  173,000
Sigma Aldrich Corp.   2,800  135,800
SmithKline Beecham PLC ADR  1,300  65,813
Yamanouchi Pharmaceutical Co. Ltd.   20,000  429,180
Zeneca Group PLC Ord.   6  109
  2,758,460
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
AMSCO International, Inc. (a)  3,900  77,513
Baxter International, Inc.   15,500  637,438
Becton, Dickinson & Co.   900  56,588
Hoya Corp.   2,000  58,561
Johnson & Johnson  2,200  163,075
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Medisense, Inc. (a)  2,700 $ 65,138
Medtronic, Inc.   2,000  107,500
Mentor Corp.   12  546
Millipore Corp.   2,000  75,000
Nellcor, Inc. (a)  1,900  94,525
Oakley, Inc. (a)  800  23,700
Pall Corp.   3,700  86,025
St. Jude Medical, Inc. (a)  3,800  240,350
Spacelabs Medical, Inc. (a)  300  8,475
Thermedics, Inc. (a)  800  15,900
U.S. Surgical Corp.   41,000  1,096,750
  2,807,084
MEDICAL FACILITIES MANAGEMENT - 0.2%
American Medical Response (a)  2,000  56,750
Apria Healthcare Group, Inc. (a)  2,079  51,455
Columbia/HCA Healthcare Corp.   11,335  551,164
Maxicare Health Plans, Inc. (a)  2,704  50,362
Pediatrix Medical Group  600  12,300
Tenet Healthcare Corp. (a)  4,000  69,500
TheraTx, Inc. (a)  200  2,625
United Dental Care, Inc.   500  15,000
United HealthCare Corp.   3,000  146,625
  955,781
TOTAL HEALTH   6,521,325
HOLDING COMPANIES - 0.1%
Brierley Investments Ltd.   107,521  81,944
Christies International PLC  36,800  118,256
U.S. Industries, Inc. (a)  5,000  77,500
Westmont Land BHD  21,000  39,753
  317,453
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
ELECTRICAL EQUIPMENT - 0.6%
Asea AB, Series B Free shares  1,000  99,056
Emerson Electric Co.   1,100  78,650
General Electric Co.   4,900  312,375
General Signal Corp.   2,000  58,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Glenayre Technologies, Inc.   2,250 $ 162,000
Hitachi Koki Co. Ltd. Ord.   7,000  60,577
Honeywell, Inc.   2,000  85,750
Hutchison Whampoa Ltd. Ord.   16,000  86,705
Mitsubishi Electric Co. Ord.   121,000  940,336
Murata Manufacturing Co. Ltd.   9,000  335,723
Omron Corp.   40,000  922,537
Philips Electronics NV  100  4,875
Philips Electronics NV (Bearer)  2,100  102,490
United Engineers BHD  6,000  38,417
United Communication Industry PCL (For. Reg.)  2,700  35,075
  3,323,066
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Aida Engineering Ltd. Ord.   8,000  57,358
Amada Metrecs Co. Ltd.   5,000  70,694
Caterpillar, Inc.   11,400  648,375
Cooper Industries, Inc.   3,155  111,214
Deere & Co.   10,000  813,750
Duriron Co., Inc.   6,300  184,275
Exide Corp.   2,500  125,000
Greenfield Industries, Inc.   2,800  86,100
Ingersoll-Rand Co.   5,300  198,750
Kennametal, Inc.   1,700  61,625
Keystone International, Inc.   1,500  32,250
Parker-Hannifin Corp.   750  28,500
Svedala Industri  5,100  153,465
Valmet OY Class A  4,500  146,434
  2,717,790
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   5,000  151,875
Safety Kleen Corp.   6,500  95,063
Thermo Instrument Systems, Inc. (a)  300  8,325
WMX Technologies, Inc.   50,400  1,436,400
  1,691,663
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   7,732,519
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.1%
British Sky Broadcasting Group sponsored ADR  700 $ 25,288
Citicasters, Inc. (a)  400  13,350
Sinclair Broadcast Group, Inc. Class A (a)  1,800  51,750
TCI Group Class A  10,600  185,500
Liberty Media Group, Series A (a)  3,400  90,950
Television Francaise 1 SA  700  69,094
Viacom, Inc. (a):
Class A   1,000  49,750
 Class B (non-vtg.)  5,200  258,700
  744,382
ENTERTAINMENT - 0.0%
Royal Caribbean Cruises Ltd.   3,600  87,300
LEISURE DURABLES & TOYS - 0.1%
Arctco, Inc.   3,100  39,525
Cobra Golf, Inc. (a)  1,100  32,863
Fleetwood Enterprises, Inc.   7,600  151,050
Hasbro, Inc.   6,300  196,088
Mattel, Inc.   1,200  35,250
Outboard Marine Corp.   2,100  45,150
Takara Co. Ltd.   7,000  60,506
  560,432
LODGING & GAMING - 0.1%
Accor SA  500  61,945
Circus Circus Enterprises, Inc. (a)  5,700  159,600
Harrah's Entertainment, Inc.   2,400  70,200
Host Marriott Corp. (a)  3,900  48,263
La Quinta Motor Inns, Inc.   3,800  106,400
Marriott International, Inc.   3,100  115,863
Prime Hospitality Corp. (a)  200  2,050
  564,321
PUBLISHING - 0.1%
Gannett Co., Inc.   700  38,238
Meredith Corp.   5,900  234,525
Nelson Thomas, Inc.   200  5,050
News Corp. Ltd.:
ADR  3,500  77,000
 (vtg.) sponsored ADR (Pfd. Reg.)  300  5,963
Singapore Press Holdings Ltd. (For. Reg.)  3,600  55,054
  415,830
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.2%
Apple South, Inc.   5,000 $ 113,750
Applebee's International, Inc.   4,000  109,000
Brinker International, Inc. (a)  10,000  148,750
Cracker Barrel Old Country Store, Inc.   2,000  40,250
Darden Restaurants, Inc. (a)  20,800  239,200
Dave & Busters, Inc. (a)  700  10,938
McDonald's Corp.   4,900  187,425
Outback Steakhouse, Inc. (a)  1,600  49,200
Starbucks Corp. (a)  3,000  113,625
Yoshinoya D&C Co. Ltd. Ord.   2  29,682
  1,041,820
TOTAL MEDIA & LEISURE   3,414,085
NONDURABLES - 1.7%
BEVERAGES - 0.1%
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.)  288,100  117,453
Compania Cervecerias Unidas SA ADR  3,200  68,400
EL Aguila SA (a)  3,000  22,838
Emvasa del Valle de Enah Ord. (a)  300  329
Panamerican Beverages, Inc. Class A  2,100  56,438
PepsiCo, Inc.   10,000  510,000
Quilmes Industries SA  3,400  58,650
Redhook Ale Brewery, Inc. (a)  200  5,903
Whitbread Co. PLC Class A  2,959  28,714
  868,725
FOODS - 0.1%
ConAgra, Inc.   3,000  118,875
Kellogg Co.   2,200  159,225
RalCorp Holdings, Inc. (a)  5,900  139,388
Ralston Purina Co.   5,000  289,375
Tyson Foods, Inc.   3,500  94,063
Weston George Ltd.   1,400  48,526
  849,452
HOUSEHOLD PRODUCTS - 0.2%
Avon Products, Inc.   1,500  107,625
Clorox Co.   1,000  71,375
First Brands Corp.   4,600  207,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - CONTINUED
Procter & Gamble Co.   1,000 $ 77,000
Rubbermaid, Inc.   9,000  248,625
Tambrands, Inc.   4,000  175,500
  887,125
TOBACCO - 1.3%
Dimon, Inc.   5,000  75,000
Imasco Ltd.   3,300  58,729
Philip Morris Companies, Inc.   54,850  4,579,975
RJR Nabisco Holdings Corp.   74,961  2,426,862
  7,140,566
TOTAL NONDURABLES   9,745,868
PRECIOUS METALS - 0.3%
Agnico Eagle Mines Ltd.   6,300  87,464
Barrick Gold Corp.   33,300  862,566
Golden Star Resources, Ltd. Canada (a)  3,500  20,871
Kinross Gold Corp. (a)  500  4,286
Kloof Gold Mining Co. Ltd. Ord.   3,000  33,477
Newmont Mining Corp.   7,300  310,250
Placer Dome, Inc.   13,300  346,987
St. Barbara Mines Ltd.   18,400  13,068
Santa Fe Pacific Gold Corp.   10,840  136,855
  1,815,824
RETAIL & WHOLESALE - 1.4%
APPAREL STORES - 0.1%
Claire's Stores, Inc.   4,000  82,000
Edison Brothers Stores, Inc.   3,500  20,125
Esprit Asia Holdings Ltd.   58,000  20,816
Gap, Inc.   4,600  165,600
Gymboree Corp. (a)  1,000  30,125
Limited, Inc. (The)  12,100  229,900
Talbots, Inc.   2,600  103,025
  651,591
DRUG STORES - 0.1%
Revco (D.S.), Inc. (a)  12,100  284,350
Walgreen Co.   2,000  56,000
  340,350
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.8%
Consolidated Stores Corp. (a)  3,900 $ 90,188
Dayton Hudson Corp.   6,000  455,250
Dillard Department Stores, Inc. Class A  9,100  290,063
Dollar General Corp.   4,000  117,500
Federated Department Stores, Inc. (a)  33,800  959,075
Ito-Yokado Co. Ltd.   9,000  494,560
Lechters, Inc. (a)  1,000  11,000
Mac Frugals Bargains Closeouts, Inc. (a)  200  3,150
May Department Stores Co. (The)  3,400  148,750
Ministop Co. Ltd.   1,000  23,063
Price/Costco, Inc. (a)  7,200  123,300
Proffitts, Inc. (a)  6,000  165,000
Sears, Roebuck & Co.   4,000  147,500
Wal-Mart Stores, Inc.   54,000  1,343,250
  4,371,649
GROCERY STORES - 0.1%
Albertson's, Inc.   2,000  68,250
Argyll Group PLC Ord.   7,300  39,059
Food Lion, Inc. Class A  9,900  60,019
Great Atlantic & Pacific Tea Co., Inc.   3,400  95,200
Izumi Co. Ord.   5,000  104,287
Richfood Holdings, Inc. Class A  2,600  65,488
Safeway, Inc. (a)  5,100  212,925
Stop & Shop Companies, Inc. (a)  3,600  84,150
Supervalu, Inc.   4,300  126,313
  855,691
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Amway Japan Ltd.   4,000  154,826
Best Buy Co., Inc. (a)  4,400  115,500
Cameron Ashley, Inc. (a)  3,000  28,500
Circuit City Stores, Inc.   9,800  309,925
Fingerhut Companies, Inc.   4,000  64,500
Home Depot, Inc. (The)  4,100  163,488
Lowe's Companies, Inc.   5,200  156,000
Micro Warehouse, Inc. (a)  1,600  73,200
Officemax, Inc. (a)  9,800  237,650
Office Depot, Inc.   2,000  60,250
Rex Stores Corp. (a)  4,500  84,375
Smith (W.H.) Group PLC Ord.   2,800  16,311
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Sotheby's Holdings, Inc. Class A  4,000 $ 56,000
Staples, Inc. (a)  225  6,356
Tiffany & Co., Inc.   1,000  41,875
Uny Co. Ltd.   4,000  64,578
Williams-Sonoma, Inc. (a)  2,800  58,100
  1,691,434
TOTAL RETAIL & WHOLESALE   7,910,715
SERVICES - 0.4%
ADVERTISING - 0.0%
Omnicom Group, Inc.   1,600  104,200
WPP Group PLC  18,800  44,641
  148,841
LEASING & RENTAL - 0.0%
Orix Corp.   5,000  183,003
PRINTING - 0.0%
Bowne & Co., Inc.   5,000  101,250
SERVICES - 0.4%
ADT Ltd. (a)  19,400  266,750
BET PLC Ord.   19,500  40,882
First Financial Management Corp.   200  19,525
Manpower, Inc.   3,300  95,700
Rural/Metro Corp. (a)  1,000  24,250
Supercuts, Inc. (a)  3,000  25,500
Western Atlas, Inc. (a)  31,500  1,492,313
Zebra Technologies Corp. Class A (a)  1,000  53,250
  2,018,170
TOTAL SERVICES   2,451,264
TECHNOLOGY - 3.8%
COMMUNICATIONS EQUIPMENT - 0.3%
Andrew Corp. (a)  1,000  61,125
Brite Voice Systems, Inc.   3,000  55,500
Cisco Systems, Inc. (a)  6,900  476,100
Dynatech Corp. (a)  4,600  72,450
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Ericsson (L.M.) Telephone Co. Class B:
ADR  22,000 $ 539,000
 ADR (rights)  22,000  25,661
General Instrument Corp. (a)  800  24,000
Nokia Corp. AB, Series K  4,400  309,021
Northern Telecom Ltd.   1,800  64,068
Octel Communications Corp. (a)  3,000  104,625
Tellabs, Inc. (a)  1,800  75,825
U.S. Robotics Corp.   1,200  102,300
  1,909,675
COMPUTER SERVICES & SOFTWARE - 0.6%
America Online, Inc.   2,000  137,500
American Business Information, Inc. (a)  6,000  121,500
Automatic Data Processing, Inc.   6,400  436,000
Black Box Corp. (a)  3,400  62,900
Ceridian Corp. (a)  5,000  221,875
Checkfree Corp.   800  16,000
CompUSA, Inc. (a)  2,000  86,000
Computer Management Sciences, Inc.   300  4,200
Computer Sciences Corp.   2,000  128,750
Computron Software, Inc. (a)  400  6,900
CUC International, Inc. (a)  1,950  68,006
Harbinger Corp. (a)  600  8,250
HBO & Co.   1,400  87,500
HPR, Inc. (a)  1,500  34,875
Informix Corp. (a)  3,000  97,500
McAfee Associates, Inc. (a)  2,000  103,000
Mentor Graphics Corp. (a)  3,100  64,713
Mercury Interactive Group Corp. (a)  500  13,875
Microsoft Corp. (a)  6,900  624,450
Oracle Systems Corp. (a)  11,800  452,825
Policy Management Systems Corp. (a)  5,000  256,250
Reuters Holdings PLC ADR Class B  500  26,438
SHL Systemhouse, Inc. (a)  6,400  80,504
Smith Micro Software, Inc.   300  2,963
Stratacom, Inc. (a)  500  27,625
Symantec Corp. (a)  6,400  192,000
Systems & Computer Technology Corp. (a)  3,000  81,000
UUNET Technologies, Inc. (a)  500  23,125
Vantive Corp. (a)  1,200  19,200
  3,485,724
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 1.6%
ADAPTEC, Inc. (a)  1,200 $ 49,500
Apple Computer, Inc.   6,400  238,400
Canon, Inc.   30,000  532,464
Compaq Computer Corp. (a)  38,500  1,862,438
Diebold, Inc.   1,600  74,200
Digital Equipment Corp. (a)  6,700  305,688
Filenet Corp. (a)  3,000  132,750
Fujitsu Ltd.   12,000  150,414
Gateway 2000, Inc. (a)  1,800  55,125
Hewlett-Packard Co.   5,800  483,575
In Focus Systems, Inc. (a)  500  12,313
International Business Machines Corp.   17,500  1,651,563
NEC Corp.   79,000  1,093,206
Norand Corp. (a)  700  12,863
Pitney Bowes, Inc.   8,200  344,400
Read Rite Corp. (a)  4,800  175,200
Ricoh Co. Ltd. Ord.   6,000  59,684
SCI Systems, Inc. (a)  4,700  162,150
Silicon Graphics, Inc. (a)  5,500  189,063
Stratus Computer, Inc. (a)  1,300  34,125
Sun Microsystems, Inc. (a)  8,300  522,900
Symbol Technologies, Inc. (a)  1,000  33,125
Tech Data Corp. (a)  4,400  62,150
Wang Laboratories, Inc. (a)  26,000  412,750
  8,650,046
ELECTRONIC INSTRUMENTS - 0.1%
Measurex Corp.   500  17,125
Plasma & Materials Technologies, Inc. (a)  500  8,813
Silicon Valley Group, Inc. (a)  1,500  57,938
Teradyne, Inc. (a)  5,000  180,000
  263,876
ELECTRONICS - 1.1%
Aiwa Co. Ltd.   3,000  63,775
AMP, Inc.   2,800  107,800
AVX Corp. (a)  2,100  70,350
C-Cube Microsystems, Inc. (a)  2,000  91,500
Hirose Electric Co. Ltd.   2,100  130,980
Hitachi Ltd.   112,000  1,212,935
Intel Corp.   23,200  1,394,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Kyocera Corp.   6,000 $ 489,747
Linear Technology Corp.   3,200  132,800
Maxim Integrated Products, Inc. (a)  2,400  177,600
Micron Technology, Inc.   7,400  588,300
Molex, Inc.   469  15,703
Motorola, Inc.   900  68,738
Nitto Denko Corp.   26,000  393,683
Nichicon Corp.   21,000  282,176
Ryoyo Electro Corp. Ord.   8,000  191,727
Rohm Co. Ltd.   6,000  376,636
Solectron Corp. (a)  5,000  197,500
TDK Corp.   1,000  51,141
Thomas & Betts Corp.   1,200  77,550
Toshiba Corp.   17,000  123,590
Tec Corp. (a)  15,000  58,962
Zycon Corp.   1,700  20,400
  6,318,493
PHOTOGRAPHIC EQUIPMENT - 0.1%
Fuji Photo Film Co. Ltd.   24,000  594,435
TOTAL TECHNOLOGY   21,222,249
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.1%
AMR Corp. (a)  1,000  72,125
Atlantic Southeast Airlines, Inc.   3,000  70,125
Atlas Air, Inc. (a)  600  13,350
Comair Holdings, Inc.   4,500  119,250
Delta Air Lines, Inc.   2,900  200,825
KLM Royal Dutch Airlines Ord.   819  28,749
Midwest Express Holdings, Inc.   500  11,250
Southwest Airlines Co.   1,400  35,350
  551,024
RAILROADS - 0.5%
Bombardier, Inc. Class B  2,000  23,480
Burlington Northern Sante Fe Corp.   5,400  391,500
CSX Corp.   15,100  1,270,288
Canadian Pacific Ltd. Ord.   8,400  134,620
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
RAILROADS - CONTINUED
Illinois Central Corp., Series A  5,400 $ 211,275
Southern Pacific Rail Corp. (a)  12,396  300,603
Wisconsin Central Transportation Corp. (a)  3,000  200,250
  2,532,016
SHIPPING - 0.0%
Shun Tak Holdings Ltd.   56,000  44,180
TRUCKING & FREIGHT - 0.1%
Fritz Companies, Inc. (a)  1,200  88,425
Hunt (J.B.) Transport Services Inc.   14,600  220,825
Roadway Services, Inc.   6,000  298,500
TNT Freightways Corp.   200  3,775
  611,525
TOTAL TRANSPORTATION   3,738,745
UTILITIES - 1.4%
CELLULAR - 0.3%
AirTouch Communications, Inc. (a)  4,700  143,938
Arch Communications Group, Inc. (a)  4  105
BCE Mobile Communications, Inc. (a)  1,300  40,215
Cellular Communications, Inc.
Series A (redeemable) (a)  700  38,150
Palmer Wireless, Inc. (a)  300  6,675
Vanguard Cellular Systems, Inc. Class A (a)  2,200  56,375
Vodafone Group PLC sponsored ADR  27,800  1,139,800
Vodafone Group PLC  9,500  39,852
  1,465,110
ELECTRIC UTILITY - 0.1%
Consolidated Edison Co. of New York, Inc.   900  27,338
Consolidated Electric Power Asia Ltd.   54,800  109,855
Korea Electric Power Corp. ADR  20,100  510,038
Scottish Power PLC ADR  4,500  25,075
Union Electrica Fenosa SA  2,900  14,021
Veba AG Ord.   5,000  198,592
  884,919
GAS - 0.0%
ENSERCH Corp.   500  8,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 1.0%
AT&T Corp.   4,000 $ 263,000
Ameritech Corp.   15,600  813,150
Bell Atlantic Corp.   4,700  288,463
BellSouth Corp.   4,700  343,688
Frontier Corp.   20,300  540,488
Hong Kong Telecommunications Ltd.   25,200  45,791
LCI International, Inc. (a)  6,000  117,750
NYNEX Corp.   19,700  940,675
Pacific Telesis Group  3,200  98,400
Portugal Telecom SA sponsored ADR (a)  5,600  107,800
Koninklijke PPT Nederland  5,700  201,508
SBC Communications, Inc.   14,700  808,500
Tel-Save Holdings, Inc.   500  7,688
Tele Danmark AS Class B  500  25,864
Telefonica de Espana SA Ord.   3,600  49,563
Telesp PN:
(Pfd. Reg.)   932,000  152,867
 (rights) (a)  17,310  -
Telecom Italia:
Ord.   79,900  130,629
 Mobile Spa (a)  79,900  132,656
U.S. Long Distance Corp. (a)  3,000  45,188
WorldCom, Inc. (a)  13,300  427,263
  5,540,931
WATER - 0.0%
Generale des Eaux  509  48,897
TOTAL UTILITIES   7,948,107
TOTAL COMMON STOCKS
(Cost $132,140,655)   152,652,068
PREFERRED STOCKS - 0.6%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.6%
BASIC INDUSTRIES - 0.1%
METALS & MINING - 0.1%
Reynolds Metals Co. $3.31  4,400 $ 227,700
PAPER & FOREST PRODUCTS - 0.0%
James River Corp. Series P (cummulative) 9%  2,100  64,050
TOTAL BASIC INDUSTRIES   291,750
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Bird Corp. $1.85   3,700  70,300
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Oasis Residential, Inc. $0.75  5,000  129,375
TOTAL CONSTRUCTION & REAL ESTATE   199,675
ENERGY - 0.1%
OIL & GAS - 0.1%
Atlantic Richfield Co. exchangeable $.5575  9,000  229,500
Occidental Petroleum Corp. $3.875 (e)  1,800  102,600
Unocal Corp. $3.50 (e)  1,300  69,550
  401,650
FINANCE - 0.2%
BANKS - 0.2%
ABN-AMRO Holdings NV 6%  62  2,428
Citicorp $5.375 (e)  4,400  852,500
  854,928
HEALTH - 0.2%
DRUGS & PHARMACEUTICALS - 0.0%
Neorx Corp., Series 1, $2.44   3,700  62,900
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
U.S. Surgical Corp. $2.20 (e)  29,500  885,000
TOTAL HEALTH   947,900
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Westinghouse Electric Corp. $1.30 (e)  8,800 $ 132,000
NONDURABLES - 0.0%
FOODS - 0.0%
Conagra, Inc., Class E  4,900  197,225
TOBACCO - 0.0%
RJR Nabisco Holdings Corp., Series C, depositary
shares representing 1/10 share  7,100  47,925
TOTAL NONDURABLES   245,150
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
Ceridian Corp. 3 1/2%   1,900  184,300
TOTAL CONVERTIBLE PREFERRED STOCKS   3,257,353
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Henkel KGAA   100  37,820
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  26,300  76,456
FINANCE - 0.0%
INSURANCE - 0.0%
SAI Sta Assicuratrice Industriale Spa  2,200  9,987
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
News Corp. Ltd. (ltd. vtg.)  20,100  99,624
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
Stet (Societa Finanziaria Telefonica) Spa  29,400 $ 68,260
TOTAL NONCONVERTIBLE PREFERRED STOCKS   292,147
TOTAL PREFERRED STOCKS
(Cost $2,797,562)   3,549,500
CORPORATE BONDS - 18.6%
 MOODY'S RATINGS (C) PRINCIPAL
 (UNAUDITED) AMOUNT (B)
CONVERTIBLE BONDS - 0.3%
BASIC INDUSTRIES - 0.0%
IRON & STEEL - 0.0%
Essar Gujarat Ltd. euro 5 1/2%, 8/5/98  - $ 15,000  14,850
PAPER & FOREST PRODUCTS - 0.0%
Stone Consolidated Corp. 8%, 12/31/03  - CAD 140,000  134,620
TOTAL BASIC INDUSTRIES   149,470
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
LTC Properties, Inc. 8 1/2%, 1/1/01  B2  13,000  13,000
ENERGY - 0.0%
INDEPENDENT POWER - 0.0%
California Energy, Inc. 5%, 7/31/00 (e)  B1  120,000  124,050
FINANCE - 0.0%
BANKS - 0.0%
Bank of New York Co., Inc. 7 1/2%, 8/15/01   A3  50,000  119,438
HEALTH - 0.1%
DRUGS & PHARMACEUTICALS - 0.1%
Centoco, Inc. 7 1/4%, 2/1/01   Caa  300,000  267,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Cooper Industries, Inc. 7.05%, 1/1/15  A3 $ 199,000 $ 200,244
POLLUTION CONTROL - 0.0%
WMX Technologies, Inc. 2%, 1/24/05  A2  81,000  68,850
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   269,094
MEDIA & LEISURE - 0.0%
RESTAURANTS - 0.0%
Wendy's International, Inc. 7%, 4/1/06   Baa3  20,000  34,800
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.0%
Baker (J.), Inc. 7%, 6/1/02   B3  50,000  41,375
DRUG STORES - 0.1%
Rite Aid Corp. liquid yield option
notes 0%, 7/24/06  Baa1  1,000,000  500,000
TOTAL RETAIL & WHOLESALE   541,375
TOTAL CONVERTIBLE BONDS   1,518,227
NONCONVERTIBLE BONDS - 18.3%
AEROSPACE & DEFENSE - 0.1%
SHIP BUILDING & REPAIR - 0.1%
Tennessee Gas Pipeline Co. 9 1/4%, 5/15/96  Baa2  630,000  640,691
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
Boise Cascade Corp. 7 3/8%, 8/1/97  Baa3  760,000  769,606
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Ford Motor Co. 1993-A Pass Thru Trust,
ctf 4.67%, 1/1/96  A1  400,000  398,600
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 12.8%
ASSET BACKED SECURITIES - 4.0%
Capital Auto Receivables Asset Trust, 5.85%,
1/15/98  Aaa $ 197,373 $ 196,171
Caterpillar Financial Asset Trust
6.65%, 6/25/00  A2  444,411  444,962
Chase Manhattan Credit Card Master Trust
8 3/4%, 8/15/99  Aaa  4,080,000  4,148,830
Concord Leasing, Inc. 5.04%, 7/15/98 (e)  AAA  141,587  138,756
Discover Card Master Trust I 6.90%, 2/16/00  A2  580,000  590,150
Discover Card Trust:
7 7/8%, 4/16/98  A2  430,000  433,225
 5 1/2%, 5/16/98  Aaa  200,000  199,312
 6 1/8%, 5/15/98   A2  500,000  498,750
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  526,734  522,151
MBNA Master Credit Card Trust 7 3/4%,
10/15/98  Aaa  800,000  812,000
Midlantic Grantor Trust, 5.15%, 9/15/97  A1  8,561  8,551
National Credit Card Trust 9.45%, 12/31/97  Aaa  2,000,000  2,041,240
Premier Auto Trust:
6.65%, 3/4/97  Aaa  1,730,000  1,735,406
 6.85%, 10/4/97  Aaa  1,345,000  1,352,841
 5.89%, 8/17/98  Aaa  130,072  129,930
 4.90%, 12/15/98  Aaa  1,628,235  1,608,646
 4.95%, 2/2/99   A2  728,493  718,363
 8.05%, 4/4/00  Aaa  1,900,000  1,984,313
Railcar Trust 7 3/4%, 6/1/04  Aaa  42,936  45,244
Sears Credit Account Master Trust II 7%, 1/15/04 Aaa 2,000,000 2,054,688 Standard Credit Card Master Trust I:
8%, 10/7/97  Aaa  1,300,000  1,321,125
 8 1/4%, 10/7/97  A2  525,000  535,664
 7.65%, 2/15/00  A2  300,000  308,344
United Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa2  189,122  190,008
 7.275%, 11/10/00  Baa2  179,208  180,720
Union Federal Savings 8.20%, 1/10/01  Baa2  181,997  186,263
  22,385,653
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - 5.1%
Bancomer SA 9%, 6/1/00 (e)  Ba2 $ 500,000 $ 418,700
Bank of Boston Corp.:
9 1/2%, 8/15/97  Baa1  101,000  106,808
 euro 5.925%, 8/28/98 (f)  Baa1  1,000,000  990,000
 6 5/8%, 2/1/04  Baa1  1,750,000  1,708,543
Baybanks, Inc. 5.9375%, 9/30/97 (f)  Baa2  1,550,000  1,544,575
Citicorp euro:
5.9375%, 7/10/97 (f)  A2  1,770,000  1,765,730
 5.95%, 1/30/98 (f)  A2  500,000  496,875
Continental Bank Mortgage Corp.
9 7/8%, 6/15/96  A2  250,000  255,795
Corporacion Andina De Fomento yankee
7 1/4%, 4/30/98 (e)  Baa3  1,000,000  992,500
First Bank Systems, Inc. euro 6.0625%,
11/29/96 (f)  A3  2,000,000  1,998,750
First Fidelity Bancorporation 8 1/2%, 4/1/98  A3  570,000  598,044
First Hawaiian Bank secured 6.93%,
12/1/03 (e)  A1  1,540,000  1,499,652
Firstar Corp. 7.15%, 9/1/00  A3  1,390,000  1,409,307
Fleet Financial Group, Inc. 7 5/8%, 12/1/99  A3  150,000  155,988
Manufacturers Hanover Trust, NY euro 6.1875%,
7/15/97 (f)  A3  1,600,000  1,596,800
Marine Midland Bank euro (f):
5.9375%, 9/27/96   Baa1  3,800,000  3,792,400
 6 1/8%, 3/29/99   Baa1  1,000,000  995,000
Mellon Financial Co.:
6 1/8%, 11/15/95  A2  25,000  24,994
 6 1/2%, 12/1/97  A2  200,000  200,830
Meridian Bancorp, Inc. 6 5/8% 6/15/00  A3  2,100,000  2,094,750
NCNB Corp. 10 1/2%, 3/15/99  A3  1,000,000  1,018,780
Security PAC Corporation 9.87%, 3/15/96  A2  400,000  406,696
Signet Banking Corp.:
6%, 5/15/97 (f)  Baa2  3,900,000  3,872,349
 6%, 4/15/98 (f)  Baa2  700,000  692,125
Sovran Financial Corp. 9 3/4%, 6/15/99  A3  100,000  109,913
Zions Bancorporation 8 5/8%, 10/15/02  BBB-  100,000  107,410
  28,853,314
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 2.6%
Associates Corp. of North America
6% 12/1/95  Aa3 $ 200,000 $ 199,896
Beneficial Corporation 9.32%, 8/4/97  A2  100,000  105,184
CIT Group Holdings, Inc. 6 5/8%, 6/15/05  Aa3  1,510,000  1,493,345
General Motors Acceptance Corp.:
8%, 2/3/97  A3  2,600,000  2,660,112
 5.65%, 12/15/97  A3  1,400,000  1,379,840
Greyhound Financial Corp. 6.94%, 1/28/98  Baa2  500,000  504,275
Household Financial Corp.:
7 5/8%, 12/15/96  A2  70,000  71,034
 6 3/4%, 6/1/00  A2  1,250,000  1,257,125
 6 3/8%, 6/30/00  A2  700,000  695,625
McDonnell Douglas Finance Corp. 7.31%,
2/19/96  Baa3  3,500,000  3,510,325
Westinghouse Credit Corp.:
8.79%, 5/22/96  Ba1  400,000  404,084
 8 3/4%, 6/3/96  Ba1  1,365,000  1,380,930
 8 3/4%, 6/5/96  Ba1  400,000  404,668
 9.44%, 6/5/96  Ba1  200,000  201,000
 9.01%, 7/10/96  Ba1  150,000  152,361
  14,419,804
INSURANCE - 0.7%
ITT Hartford Group, Inc. 7 1/4%, 12/1/96  A1  50,000  50,460
Metropolitan Life Insurance Co. 6.30%,
11/1/03 (e)  Aa3  1,790,000  1,699,784
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (e)  Aa3  310,000  297,746
Ohio National Life Insurance Co.
8 7/8%, 7/15/04 (e)  A3  1,950,000  2,138,370
  4,186,360
SAVINGS & LOANS - 0.4%
Ahmanson (H.F.) & Co. 9 7/8%, 11/15/99  Baa2  50,000  55,774
Golden West Financial Corp.:
10 1/4%, 5/15/97  A3  900,000  950,688
 8 5/8%, 8/30/98  A3  25,000  26,363
Home Savings of America
10 1/2%, 6/12/97  A3  645,000  656,829
World Savings & Loan 5 1/4%, 2/15/96  A1  500,000  498,775
  2,188,429
TOTAL FINANCE   72,033,560
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Cardinal Distribution Inc. 8%, 3/01/97  A3 $ 200,000 $ 203,942
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Westinghouse Electric Corp.:
 7 3/4%, 4/15/96  Ba1  835,000  840,244
 8 1/2%, 6/10/96  Ba1  500,000  505,220
 9.14%, 1/15/98  Ba1  300,000  312,831
 8.71%, 2/13/98  Ba1  100,000  103,472
 8.96%, 6/17/98  Ba1  300,000  313,287
  2,075,054
MEDIA & LEISURE - 0.3%
LEISURE DURABLES & TOYS - 0.0%
Brunswick Corp. 8 1/8%, 4/1/97  Baa1  100,000  101,523
PUBLISHING - 0.3%
News America Holdings, Inc. 12%, 12/15/01  Baa3  1,600,000  1,789,120
TOTAL MEDIA & LEISURE   1,890,643
NONDURABLES - 1.3%
BEVERAGES - 0.3%
Fomento Economico Mexicano SA de CV
euro 9 1/2%, 7/22/97  -  1,570,000  1,548,413
FOODS - 0.7%
Nabisco Inc. 6.70%, 6/15/02  Baa2  1,660,000  1,641,325
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  2,300,000  2,501,250
  4,142,575
TOBACCO - 0.3%
Empresas La Moderna SA de CV:
10 1/4%, 11/12/97 (e)  -  70,000  68,600
 euro 10 1/4%, 11/12/97  -  160,000  156,800
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - CONTINUED
TOBACCO - CONTINUED
Philip Morris Companies, Inc.:
 9.40%, 10/1/95  A2 $ 50,000 $ 50,000
 8 7/8%, 7/1/96  A2  500,000  510,255
 9.80%, 12/15/98  A2  980,000  987,546
  1,773,201
TOTAL NONDURABLES   7,464,189
RETAIL & WHOLESALE - 0.3%
GENERAL MERCHANDISE STORES - 0.3%
Sears Roebuck & Co.:
 8.55%, 8/1/96  A2  225,000  229,127
 9%, 9/15/96  A2  500,000  512,780
 7 3/4%, 2/27/97  A2  900,000  916,983
  1,658,890
GROCERY STORES - 0.0%
Supervalu, Inc. 5 7/8%, 11/15/95  A3  50,000  49,977
TOTAL RETAIL & WHOLESALE   1,708,867
SERVICES - 0.1%
ADVERTISING - 0.1%
Valassis Inserts, Inc. 9 3/8%, 3/15/99  Ba2  250,000  251,250
TECHNOLOGY - 1.7%
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Comdisco, Inc.:
7.73%, 2/18/97  Baa2  3,000,000  3,048,570
 6 1/2%, 6/15/00  Baa2  4,300,000  4,263,536
  7,312,106
ELECTRONICS - 0.4%
Grupo Condumex SA de CV:
6 1/4%, 7/27/96 (e)  -  1,010,000  975,913
 6 1/4%, 7/27/96  -  750,000  724,688
 7 3/8%, 7/27/98 (e)  -  400,000  370,500
  2,071,101
TOTAL TECHNOLOGY   9,383,207
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.2%
AMR Corp.:
7 3/4%, 12/1/97  Baa3 $ 560,000 $ 571,766
 9 1/2%, 7/15/98  Baa3  545,000  579,842
  1,151,608
TRUCKING & FREIGHT - 0.1%
Federal Express Corp. 9 3/4%, 5/15/96  Baa2  200,000  204,010
MC-Cuernavaca Trust 9 1/4%,
7/25/01 (e)  BBB  531,252  407,736
  611,746
TOTAL TRANSPORTATION   1,763,354
UTILITIES - 0.8%
ELECTRIC UTILITY - 0.5%
Gulf States Utilities Co.:
5%, 1/1/96  Baa3  300,000  299,010
 1st mtg. 6.67%, 11/1/96  Baa3  360,000  360,580
Long Island Lighting Co. 8 3/4%, 5/1/96  Baa3  1,050,000  1,063,094
Public Service Co. of New Hampshire 1st mtg.:
8 7/8%, 5/15/96  Baa3  260,000  264,883
 9.17%, 5/15/98  Baa3  400,000  420,168
  2,407,735
GAS - 0.3%
Florida Gas 7 3/4%, 11/1/97 (e)  Baa2  520,000  532,631
Panhandle Eastern Pipe Line Co. 9 7/8%,
10/15/96  Baa1  325,000  327,616
Southwest Gas Co. 9 3/4%, 6/15/02  Baa3  300,000  342,480
Transcontinental Gas Pipe Line Corp. extendible
9.41%, 5/15/00  Baa1  560,000  559,339
  1,762,066
TOTAL UTILITIES   4,169,801
TOTAL NONCONVERTIBLE BONDS   102,752,764
TOTAL CORPORATE BONDS
(Cost $104,733,953)   104,270,991
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 24.1%
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
U.S. TREASURY OBLIGATIONS - 19.4%
4 1/4%, 5/15/96  Aaa $ 32,000,000 $ 31,720,000
7 1/4%, 11/15/96  Aaa  3,320,000  3,370,829
5 1/4%, 7/31/98  Aaa  830,000  815,732
9 1/4%, 8/15/98  Aaa  9,460,000  10,278,858
5 1/8%, 12/31/98  Aaa  1,065,000  1,039,206
7 3/4%, 12/31/99  Aaa  2,553,000  2,716,162
11 7/8%, 11/15/03  Aaa  8,460,000  11,476,498
12 3/8%, 5/15/04  Aaa  610,000  856,666
11 3/4%, 2/15/10  Aaa  1,120,000  1,547,347
12 3/4%, 11/15/10  Aaa  40,000  58,812
9%, 11/15/18  Aaa  6,710,000  8,548,943
8 7/8%, 2/15/19  Aaa  4,530,000  5,710,609
8 1/8%, 8/15/19  Aaa  1,490,000  1,747,949
7 5/8%, 2/15/25  Aaa  21,610,000  24,469,867
6 7/8%, 8/15/25  Aaa  4,650,000  4,886,127
  109,243,605
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Mortgage Corp.:
4.78%, 2/10/97 (callable)  Aaa  330,000  324,367
 5.6%, 3/1/99 (callable)  Aaa  640,000  622,400
Federal National Mortgage Association
4 7/8%, 10/15/98 (callable)  Aaa  160,000  154,044
Government Trust Certificates (assets of Trust
guaranteed by U.S. government through
Defense Security Assistance Agency):
 Class T-2 9.40%, 11/15/96  Aaa  2,172,303  2,205,192
  Class 2-D 9 1/4%, 11/15/96  Aaa  4,500,816  4,569,723
  Class 3-B 8.55%, 11/15/97  Aaa  556,532  566,995
  Class 1-C 9 1/4%, 11/15/01  Aaa  628,000  687,252
  Class 2-E 9.40%, 5/15/02  Aaa  2,210,000  2,431,111
  Class T-2 9 5/8%, 5/15/02  Aaa  110,000  120,932
Government Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank):
 Series 1995-A 6.28%, 6/15/04  Aaa  950,000  943,255
 Series 1994-F 8.178%, 12/15/04  Aaa  3,172,695  3,367,511
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. government
through Agency for International Development)
 5 1/4%, 3/15/98  Aaa $ 780,000 $ 766,350   7 3/4%, 4/1/98  Aaa  427,969
438,196
  4 7/8%, 9/15/98  Aaa  1,070,000  1,035,225
  6%, 2/15/99  Aaa  350,000  348,709
  7 1/8%, 8/15/99  Aaa  1,180,000  1,215,424
  7 3/4%, 11/15/99  Aaa  317,000  333,563
  5 3/4%, 3/15/00  Aaa  1,440,000  1,414,800
  8 1/2%, 4/1/06  Aaa  1,610,000  1,787,100
Private Export Funding Corp.:
secured notes, Series CC, 9 1/2%, 3/31/99  Aaa  180,000  199,224
 8 3/4%, 6/30/03  Aaa  800,000  909,000
 6.86%, 4/30/04  Aaa  306,000  309,157
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  1,000,000  1,100,938
Tennessee Valley Authority 4.60%, 12/15/96  Aaa  400,000  393,560
  26,244,028
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $131,510,442)   135,487,633
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.0%
6%, 11/1/00 to 8/1/02  Aaa  17,381,967  17,023,384
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.0%
9 1/2%, 8/15/16  Aaa  4,438  4,803
10%, 11/15/09 to 12/15/17  Aaa  755,832  827,288
6 1/2%, 12/15/23 to 4/15/24  Aaa  6,859,635  6,619,548
7 1/2%, 3/15/22 to 6/15/24   Aaa  9,186,616  9,278,477
  16,730,116
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $33,793,348)   33,753,500
COMMERCIAL MORTGAGE SECURITIES - 6.0%
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
CS First Boston Mortgage Securities Corp.
commercial floater Series 1994-CFB1
Class A-1, 0%, 1/25/28 (f)  Aaa $ 671,749 $ 670,910
FDIC commercial Series 1994-C1 Class II-A1,
6.30%, 9/25/25  Aaa  140,277  140,190
Kearny Street Mortgage commercial floater
Series 1995-1 Class A1, 0%, 2/20/30 (e)(f)  AAA  497,964  500,922
Lennar Central Partners LP commercial (e):
Series 1994-1 Class B, 6 7/8%, 9/15/01 (f)   -  1,598,000  1,598,495Series
1995-1 Class D, 8.05%, 5/15/03   -  1,666,000  1,669,132
Meritor Mortgage Security Corp. commercial
Series 1987-1 Class A3, commercial,
9.40%, 6/1/99  Baa3  989,469  996,890
Morgan Stanley Capital commercial
Series 1995-1 Class A1, 7%, 2/15/02 (e)  AAA  1,688,371  1,698,923
Nomura Asset Securities Corp. commercial floater
Series 1994-MD-II Class A-6, 7.14%, 7/4/03 (f)  -  402,057  399,795
SKW Real Estate LP commercial:
Class A, 6.45%, 4/15/02 (e)(f)  AA  624,432  625,408
 Series II Class B, 6.90%, 4/15/02 (e)(h)  A  300,000  300,469
SC Finance Corp. commercial
7.425%, 8/1/04 (e)(f)  -  600,000  603,750
Whitehall Partners commercial Series 1995-C1
Class E, 8.01%, 7/20/25 (e)  -  2,000,000  1,847,500
Resolution Trust Corp.:
commercial:
 Series 1994-N2
  Class 3, 7 1/2%, 12/15/04 (e)(h)  Baa2  1,000,000  1,003,125
  Series 1994-C2
  Class A-2, 7 3/4%, 4/25/25  AAA  195,227  197,362
  Series 1994-C2
  Class A-4, 7 1/2%, 4/25/25  AAA  260,964  262,350
  Series 1994-C1
  Class A-4, 7 1/4%, 6/25/26  AAA  358,774  358,325
 commercial floater (f)
 Series 1992-C3 Class A-2,
  6.85%, 8/25/23  Aa2  183,678  183,851
  Series 1993-C2 Class A-2,
  6.745%, 3/25/25  AAA  1,208,698  1,216,252
  Series 1994-C1 Class A-3,
  6.4875%, 6/25/26  AAA  980,747  980,747
  Series 1995-C1 Class A2B,
  6.55%, 2/25/27  Aaa  9,389,000  9,249,632
  Series 1995-C1 Class A4B,
  6.65%, 2/25/27  Aaa  6,785,000  6,681,105
  Series 1995-C1 Class C, 6.90%, 2/25/27  A2  1,200,000  1,132,500
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (C) (000S) (000S)
Structured Asset Securities Corp. commercial:
Series 1995-C1, Class D, 7 3/8%, 9/25/24  BBB $ 1,200,000 $ 1,104,000
 Series 1993-C1 Class A-1, 6.60%, 10/25/24  AA+  405,095  400,411
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $33,764,286)   33,822,044
FOREIGN GOVERNMENT OBLIGATIONS (G) - 3.7%
Argentina Republic BOTE (f):
0.9108%, 4/1/96   -  5,860,000  875,631
 1.013536%, 5/31/96   -  8,450,000  1,335,776
 euro 6.6875%, 9/1/97   -  2,750,000  1,212,778
Brazil Federative Republic IDU euro 6.6875%,
1/1/01 (f)  B1  237,500  201,875
Government of New Zealand 8%, 4/15/04  Aaa NZD 1,250,000  830,284
Ontario Province yankee 7 3/4%, 6/4/02  Aa3  3,000,000  3,195,300
Province of Chaco, Argentina
11 7/8%, 9/10/97 (d)  -  200,000  204,760
Treuhandanstalt:
6 7/8%, 6/11/03  Aaa DEM 7,700,000  5,498,613
 6 5/8%, 7/9/03  AAA DEM 10,950,000  7,710,554
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $20,820,129)   21,065,571
COMMODITY INDEXED SECURITIES - 0.8%
Goldman Sachs Group, L.P. note 5 5/8%,
1/31/96 (indexed to gold price)    2,040,000  2,041,428
Morgan Guaranty Trust Co. cert. of dep.:
5 3/4%, 10/10/95 (indexed to platinum price)    310,000  302,095
 5.6992%, 10/11/95 (indexed to platinum price)    420,000  409,752
 5.617%, 1/11/96 (indexed to gold price)    1,560,000  1,558,596
TOTAL COMMODITY INDEXED SECURITIES
(Cost $4,330,000)   4,311,871
MUNICIPAL SECURITIES - 0.1%
Louisiana Pub. Facs. Auth. Rev 9.95%, 6/1/96
(Cost $505,807)  A3  465,000  475,602
REPURCHASE AGREEMENTS - 13.0%
 MATURITY VALUE (NOTE 1)
 AMOUNT

Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account at 6.46%
dated 9/29/95 due 10/2/95  $ 72,928,239 $ 72,889,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $537,285,182)  $ 562,277,780
FORWARD FOREIGN CURRENCY CONTRACTS
  SETTLEMENT  UNREALIZED
  DATE VALUE GAIN/(LOSS)
CONTRACTS TO SELL
 17,409,794 DEM 10/4/95 $ 12,196,369 $ 151,441
(Receivable amount $12,347,810)
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.2%
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
DEM - German deutsche mark
NZD - New Zealand dollar
LEGEND
10.Non-income producing
11.Principal amount is stated in United States dollars unless otherwise noted.
12.Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
13.Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Province of Chaco,
 Argentina 11 7/8%,
 9/10/97  3/9/94 $209,746
14.Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,533,698 or 4.0% of net assets.
15.The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
16.Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
17.Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 44.7% AAA, AA, A 41.7%
Baa 7.1% BBB  8.9%
Ba 1.4% BB  1.3%
B 0.1% B  0.0%
Caa 0.1% CCC  0.1%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.The percentage not rated by either S&P or Moody's amounted to 2.4%. FMR has determined that unrated debt securities that are lower quality account for 1.7% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  90.2%
Germany   2.5
Japan  2.2
Canada  1.3
Others (individually less than 1%)  3.8
TOTAL  100.0%
INCOME TAX INFORMATION
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $537,501,148. Net unrealized appreciation aggregated $24,776,632, of which $29,007,138 related to appreciated investment securities and $4,230,506 related to depreciated investment securities.
At September 30, 1995, the fund had a capital loss carryforward of approximately $1,436,000 which will expire on September 30, 2003.
The fund has elected to defer to its fiscal year ending September 30, 1996 $71,000 of losses recognized during the period November 1, 1994 to September 30, 1995.
For the year ended September 30, 1995, the net realized gain (loss) on asset-backed and mortgage-backed security paydowns, foreign currency transactions and market discount treated as ordinary income for income tax purposes was $332,000.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS SEPTEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                  $ 562,277,780
agreements of $72,889,000) (cost $537,285,182) -
See accompanying schedule

Cash                                                                       137,385

Receivable for investments sold                                            1,962,816

Unrealized appreciation on foreign currency contracts                      151,441

Receivable for fund shares sold                                            2,052,640

Dividends receivable                                                       511,963

Interest receivable                                                        4,661,492

Other receivables                                                          688

 TOTAL ASSETS                                                              571,756,205

LIABILITIES

Payable for investments purchased                           $ 3,733,647

Payable for fund shares redeemed                             1,526,562

Accrued management fee                                       233,039

Other payables and accrued expenses                          183,824

 TOTAL LIABILITIES                                                         5,677,072

NET ASSETS                                                                $ 566,079,133

Net Assets consist of:

Paid in capital                                                           $ 537,189,377

Undistributed net investment income                                        5,464,073

Accumulated undistributed net realized gain (loss) on                      (1,703,382)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              25,129,065
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 49,397,717 shares outstanding                             $ 566,079,133

NET ASSET VALUE, offering price and redemption price per                   $11.46
share ($566,079,133 (divided by) 49,397,717 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME                                                        $ 2,591,173
Dividends

Interest                                                                  28,214,163

 TOTAL INCOME                                                             30,805,336

EXPENSES

Management fee                                             $ 2,611,365

Transfer agent fees                                         1,021,199

Accounting fees and expenses                                204,869

Non-interested trustees' compensation                       2,860

Custodian fees and expenses                                 148,104

Registration fees                                           38,961

Audit                                                       56,662

Legal                                                       3,977

Reports to shareholders                                     4,034

Miscellaneous                                               4,867

 Total expenses before reductions                           4,096,898

 Expense reductions                                         (10,065)      4,086,833

NET INVESTMENT INCOME                                                     26,718,503

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      1,095,556

 Foreign currency transactions                              547,122       1,642,678

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      31,919,728

 Assets and liabilities in foreign currencies               13,711        31,933,439

NET GAIN (LOSS)                                                           33,576,117

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 60,294,620
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED       YEAR ENDED
                                                          SEPTEMBER 30,    SEPTEMBER 30,
                                                          1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 26,718,503     $ 19,648,437
Net investment income

 Net realized gain (loss)                                  1,642,678        (5,923,379)

 Change in net unrealized appreciation (depreciation)      31,933,439       (12,405,241)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           60,294,620       1,319,817
FROM OPERATIONS

Distributions to shareholders                              (22,340,695)     (16,160,243)
From net investment income

 From net realized gain                                    -                (979,342)

 In excess of net realized gain                            -                (599,324)

 TOTAL DISTRIBUTIONS                                       (22,340,695)     (17,738,909)

Share transactions                                         246,242,775      592,325,759
Net proceeds from sales of shares

 Reinvestment of distributions                             20,098,189       15,427,608

 Cost of shares redeemed                                   (239,564,840)    (289,222,137)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           26,776,124       318,531,230
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  64,730,049       302,112,138

NET ASSETS

 Beginning of period                                       501,349,084      199,236,946

 End of period (including undistributed net investment    $ 566,079,133    $ 501,349,084
income of $5,464,073 and $1,161,267, respectively)

OTHER INFORMATION
Shares

 Sold                                                      22,750,670       54,138,502

 Issued in reinvestment of distributions                   1,869,315        1,423,182

 Redeemed                                                  (22,134,037)     (26,651,808)

 Net increase (decrease)                                   2,485,948        28,909,876


FINANCIAL HIGHLIGHTS

                                             YEARS ENDED SEPTEMBER 30,               OCTOBER 1, 1992
                                                                                     (COMMENCEMENT
                                                                                     OF OPERATIONS) TO
                                                                                     SEPTEMBER 30,

                                             1995                        1994 B      1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 10.69                     $ 11.07     $ 10.00

Income from Investment Operations

 Net investment income                        .56                         .45         .46

 Net realized and unrealized gain (loss)      .68                         (.29)       1.04

 Total from investment operations             1.24                        .16         1.50

Less Distributions                            (.47)                       (.47)       (.43)
From net investment income

 From net realized gain                       -                           (.04)       -

 In excess of net realized gain               -                           (.03)       -

 Total distributions                          (.47)                       (.54)       (.43)

Net asset value, end of period               $ 11.46                     $ 10.69     $ 11.07

TOTAL RETURN A                                11.99%                      1.46%       15.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 566,079                   $ 501,349   $ 199,237

Ratio of expenses to average net assets       .79%                        .71%        .65%C
                                                                         C

Ratio of net investment income to average     5.15%                       4.92%       5.19%
net assets

Portfolio turnover rate                       157%                        83%         47%


D THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends, and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTION -
CONTINUED
valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $204,760 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $729,466,192 and $641,200,567, respectively, of which U.S. government and government agency obligations aggregated $343,268,498 and $370,193,552, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%.
For the period, the management fee was equivalent to an annual rate of .50% of average net assets .
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period October 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $65,686 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $10,065 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager: Income
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager: Income, (a fund of Fidelity Charles Street Trust) at September 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Asset Manager: Income's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
November 7, 1995
DISTRIBUTIONS


A total of 27.4% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 7% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders.
The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Robert Beckwitt, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager(trademark)
Asset Manager: Growth
Asset Manager: Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
(2_FIDELITY_LOGOS)FIDELITY

ASSET MANAGER: GROWTH

ANNUAL REPORT
SEPTEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     54   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    58   Notes to the financial statements.

REPORT OF INDEPENDENT    63   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            64


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term investments, both in the U.S. and overseas.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's life of fund figure would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995          PAST 1   LIFE OF
                                          YEAR     FUND

Asset Manager: Growth                     9.95%    62.73%

S&P 500(registered trademark)             29.75%   59.89%

Average Flexible Portfolio Fund           19.38%   n/a

Consumer Price Index                      2.54%    11.09%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on December 30, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average flexible portfolio fund, which reflects the performance of 142 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995          PAST 1   LIFE OF
                                          YEAR     FUND

Asset Manager: Growth                     9.95%    13.84%

S&P 500                                   29.75%   13.31%

Average Flexible Portfolio Fund           19.38%   n/a

Consumer Price Index                      2.54%    2.85%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Asset Manager: GrowS&P 500           Fidelity Aggress
     12/31/91           10000.00          10000.00        10000.00
     01/31/92           10367.06           9814.00         9832.85
     02/29/92           10585.32           9941.58         9928.97
     03/31/92           10436.51           9747.72         9786.93
     04/30/92           10466.27          10034.30         9994.02
     05/31/92           10684.52          10083.47        10082.67
     06/30/92           10565.48           9933.23        10030.39
     07/31/92           11001.98          10339.50        10375.29
     08/31/92           10823.41          10127.54        10268.06
     09/30/92           11071.43          10247.04        10393.07
     10/31/92           11279.76          10282.91        10372.18
     11/30/92           11686.51          10633.55        10597.15
     12/31/92           11907.91          10764.35        10737.36
     01/31/93           12079.90          10854.77        10866.69
     02/28/93           12231.66          11002.39        11029.52
     03/31/93           12707.16          11234.54        11193.09
     04/30/93           12747.63          10962.67        11044.56
     05/31/93           13010.68          11256.47        11234.36
     06/30/93           13202.90          11289.11        11332.44
     07/31/93           13445.72          11243.95        11324.50
     08/31/93           13992.04          11670.10        11680.72
     09/30/93           13931.34          11580.24        11637.38
     10/31/93           14366.38          11819.95        11808.39
     11/30/93           14244.97          11707.66        11697.98
     12/31/93           15041.53          11849.32        11805.19
     01/31/94           15622.08          12252.20        12116.50
     02/28/94           15157.64          11920.17        11826.37
     03/31/94           14387.09          11400.45        11413.39
     04/30/94           14365.98          11546.37        11483.36
     05/31/94           14482.09          11735.73        11603.53
     06/30/94           14049.31          11448.21        11413.06
     07/31/94           14397.64          11823.71        11720.75
     08/31/94           14904.30          12308.48        12035.98
     09/30/94           14682.64          12006.92        11795.99
     10/31/94           14724.86          12277.08        11968.80
     11/30/94           14302.64          11829.95        11680.79
     12/31/94           13930.27          12005.39        11817.45
     01/31/95           13583.09          12316.69        12084.93
     02/28/95           13810.93          12796.67        12470.93
     03/31/95           14093.00          13174.30        12736.77
     04/30/95           14483.57          13562.28        13033.69
     05/31/95           14841.59          14104.36        13533.48
     06/30/95           15156.22          14432.01        13773.08
     07/31/95           15785.47          14910.57        14057.96
     08/31/95           15872.26          14948.00        14133.12
     09/29/95           16143.49          15578.81        14564.68
              Asset Manager: GrowS&P 500           Fidelity Aggress
     12/31/91           10000.00          10000.00        10000.00
     01/31/92           10367.06           9814.00         9832.85
     02/29/92           10585.32           9941.58         9928.97
     03/31/92           10436.51           9747.72         9786.93
     04/30/92           10466.27          10034.30         9994.02
     05/31/92           10684.52          10083.47        10082.67
     06/30/92           10565.48           9933.23        10030.39
     07/31/92           11001.98          10339.50        10375.29
     08/31/92           10823.41          10127.54        10268.06
     09/30/92           11071.43          10247.04        10393.07
     10/31/92           11279.76          10282.91        10372.18
     11/30/92           11686.51          10633.55        10597.15
     12/31/92           11907.91          10764.35        10737.36
     01/31/93           12079.90          10854.77        10866.69
     02/28/93           12231.66          11002.39        11029.52
     03/31/93           12707.16          11234.54        11193.09
     04/30/93           12747.63          10962.67        11044.56
     05/31/93           13010.68          11256.47        11234.36
     06/30/93           13202.90          11289.11        11332.44
     07/31/93           13445.72          11243.95        11324.50
     08/31/93           13992.04          11670.10        11680.72
     09/30/93           13931.34          11580.24        11637.38
     10/31/93           14366.38          11819.95        11808.39
     11/30/93           14244.97          11707.66        11697.98
     12/31/93           15041.53          11849.32        11805.19
     01/31/94           15622.08          12252.20        12116.50
     02/28/94           15157.64          11920.17        11826.37
     03/31/94           14387.09          11400.45        11413.39
     04/30/94           14365.98          11546.37        11483.36
     05/31/94           14482.09          11735.73        11603.53
     06/30/94           14049.31          11448.21        11413.06
     07/31/94           14397.64          11823.71        11720.75
     08/31/94           14904.30          12308.48        12035.98
     09/30/94           14682.64          12006.92        11795.99
     10/31/94           14724.86          12277.08        11968.80
     11/30/94           14302.64          11829.95        11680.79
     12/31/94           13930.27          12005.39        11817.45
     01/31/95           13583.09          12316.69        12084.93
     02/28/95           13810.93          12796.67        12470.93
     03/31/95           14093.00          13174.30        12736.77
     04/30/95           14483.57          13562.28        13033.69
     05/31/95           14841.59          14104.36        13533.48
     06/30/95           15156.22          14432.01        13773.08
     07/31/95           15785.47          14910.57        14057.96
     08/31/95           15872.26          14948.00        14133.12
     09/29/95           16143.49          15578.81        14564.68







$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Asset
Manager: Growth on December 31, 1991, just after the fund started. As the chart shows, by September 30, 1995, the value of your investment would have grown to $16,143 - a 61.43% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,579 - a 55.79% increase. You can also look at how the Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. Reflecting the fund's neutral mix of 65% stocks, 30% bonds, and 5% short-term instruments, this index combines returns from the S&P 500 (+55.79%), Lehman Brothers Treasury Bond Index (+29.73%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+16.09%). With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $14,565 - a 45.65% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
Strong corporate earnings and a favorable interest rate environment helped the U.S. stock market post strong returns for the 12 months ended September 30, 1995. U.S. bond markets also rallied during the 12-month period.
STOCKS: The Standard & Poor's Composite Index of 500 Stocks finished the 12-month period with a total return of 29.75% - well above its historical annual average of roughly 12%. With inflation posing little threat, interest rates fell during the first half of 1995. The Federal Reserve Board cut the federal funds rate - the rate banks charge each other for overnight loans - by 0.25% on July 6 to 5.75%. Large-capitalization stocks led the rally. Technology companies - whose goods and services benefited from both corporate and consumer demand - posted the strongest earnings growth and stock price gains. Lower interest rates and continued merger and acquisition activity helped financial stocks perform especially well. In June, the Dow Jones Industrial Average closed above 4500 for the first time. Returns from foreign markets suffered as investors brought capital back to the U.S. The Morgan Stanley Emerging Markets Free Index was down 17.73% for the 12 months ended September 30. The Morgan Stanley EAFE (Europe, Australia, Far East) Index returned 5.79% for the year ended September 30. European markets have fared well through the first nine months of 1995, while the Japanese market has struggled through much of the year.
BONDS: A strong rally starting in November 1994 helped bonds recover from the effects of the sharply rising interest rate environment seen earlier that year. For the 12-month period, the Lehman Brothers Aggregate Bond Index - a broad measure of U.S. taxable bonds - posted a total return of 14.06%. Indications of a slowing economy and a relative absence of inflation pressures encouraged bond investors, helping to push interest rates down. Monetary policy also played a role in the bond market's performance, as the Fed - in an effort to thwart the possibility of a recession - lowered the fed funds rate after a string of seven successive interest rate increases in 1994 and early 1995. Mortgage-backed securities rode along with the rally. The Salomon Brothers Mortgage Index returned 13.46% during the period. Outside of the U.S., markets had mixed returns. Emerging fixed-income markets recovered from the lows caused by Mexico's peso devaluation in December 1994. The J.P. Morgan Emerging Markets Bond Index returned 6.04% during the 12-month period. Declining interest rates and a weakening U.S. dollar helped the Salomon Brothers World Government Bond Index - which includes U.S. issues - to post a 16.18% return.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Bob Beckwitt, Portfolio Manager of Fidelity Asset
Manager: Growth
Q. BOB, HOW DID THE FUND PERFORM?
A. Asset Manager: Growth performed reasonably well overall, though it lagged some of its competitors. The fund's total return for the year ended September 30, 1995, was 9.95%, compared to 19.38% for the average flexible portfolio fund, according to Lipper Analytical Services. Most of the reasons the fund lagged can be traced to setbacks suffered during the final months of 1994 and the beginning of 1995. The fund's performance since then has been stronger, both in absolute and relative terms.
Q. WHAT CAUSED THE PROBLEMS EARLY IN THE YEAR?
A. Foreign investments were the main culprits. Last September, 36% of the fund's investments was foreign stocks and bonds. That total included investments in Mexico and other emerging markets in Latin America. Shareholders who have been with the fund for any length of time will recall how much those same emerging market investments boosted Asset Manager:
Growth's performance in years past. Unfortunately, with the surprise devaluation of the Mexican peso in December 1994, emerging markets all over the world suddenly lost credibility with investors and prices plummeted. I immediately sold most of the fund's emerging market investments, preventing further losses. Shortly afterward, what was left in the fund of Mexican securities, for example, totalled only around 1% of its investments.
Q. WHAT'S YOUR ATTITUDE TOWARD FOREIGN INVESTMENTS NOW?
A. Foreign investments will probably always play a significant strategic role in the fund. That's because in the new global economy, I don't think it makes sense to ignore investment opportunities in other countries. It's true, investing overseas can carry more risk, and with emerging markets those risks can be even more significant. But by investing in a broad range of foreign securities, in a wide variety of countries, I think I can minimize those risks while still providing shareholders with exposure to exciting opportunities. If there's a lesson in the fund's recent bad experience with foreign investments, it's this: more diversification is needed, not less. Lately, as the pendulum has swung back in favor of foreign markets, I've again built a 35% stake in foreign securities. Recently, I've tried to spread the risk around as much as possible, instead of concentrating those assets in a handful of foreign countries. At the end of September, Asset Manager: Growth had a 7.9% stake in Japan, but no other foreign country by itself accounted for more than 4.2% of the fund's total investments.
Q. WHY THE LARGE INVESTMENT IN JAPAN?
A. I began building a position in Japan in April and May, when the Nikkei Index bottomed out around 14,000. For five years now, Japan has been paying the price for the speculative bubble of the late 1980s. Real estate prices have fallen, banks have suffered and consumer spending has slowed. And yet foreign demand for Japanese goods has remained strong, resulting in a significant trade surplus and, until this summer, a rising yen. The recent surge in the U.S. dollar versus the yen is a sign that Japanese fiscal and monetary policy is beginning to produce results. The fund has investments in Hitachi and other consumer electronics companies whose earnings could rise if the Japanese economy recovers.
Q. WHAT ABOUT DOMESTIC STOCKS?
A. Here at home, my focus has been on technology and finance stocks. In the technology sector, I continue to own Compaq and IBM, still cheap in light of projected earnings; and Intel, the dominant player in the booming semiconductor industry. While the finance sector has benefited from rising bond prices and falling interest rates, that's a cyclical story; many of the finance stocks I own are growth stories. Large holdings include Fannie Mae (the Federal National Mortgage Association), which continues to trade at a price-to-earnings ratio lower than its growth rate; and American Express, a turnaround story with significant upside potential if the market recognizes the gains made by its management team. Philip Morris remains among the fund's largest investments. The main reason it's so cheap is the uncertainty surrounding tobacco litigation, but earnings continue to grow, especially overseas. As always, not everything performed as well as I would have liked. Among the disappointments were RJR Nabisco, Wal-Mart and General Motors, all selling at low price-to-earnings ratios that belie their impressive growth rates. While it has taken longer than expected for those stocks to come around, I believe that eventually the market will recognize their value.
Q. HOW WERE THE FUND'S ASSETS DIVIDED AMONG STOCKS, BONDS AND SHORT-TERM INVESTMENTS AT THE END OF THE PERIOD?
A. On September 30, 1995, the breakdown was 74% stocks, 21% bonds and 5% short-term investments. That's somewhat more stock exposure than the fund would have under neutral conditions, while the fund's bond exposure is significantly less than it would be in a neutral environment.
Q. CAN YOU EXPLAIN WHY YOU HAVE THE FUND STRUCTURED LIKE THAT?
A. One portion of the fund's asset mix that has changed very little during the past year is its exposure to domestic stocks. That's always been around 40%. Earlier in the year, though, when foreign stocks were less attractive, the overall stock portion of the fund fell below a neutral weighting and the short-term portion rose. Then as Japan's prospects improved and foreign stocks crept back into the fund, cash declined accordingly. Bonds are below a neutral weighting only because the bond market has surged since the beginning of the year, and would appear to be near its peak. In retrospect, I wish I'd owned more bonds earlier in the year, but that opportunity has passed. Barring external factors such as significant progress on a balanced budget, now is probably not the time to go hunting for price gains in the bond market. That's reflected in the average duration of the bond portion of the fund, which at about 1.45 years at the end of the period is slightly defensive. Duration measures how much a bond's price will vary with changes in interest rates.
Q. WHAT WAS YOUR BOND STRATEGY DURING THE YEAR?
A. Much of the fund's exposure to emerging markets early in the period was through bonds, which I sold together with emerging market stocks beginning last December. Early this past summer, I took profits on a portion of the fund's investment in U.S. Treasury securities and redeployed those assets in German bonds. The German bond market until then had lagged the U.S. market, indicating it might have greater upside potential. Also, Germany's inflation outlook was especially promising, as were prospects for a rate cut by the Bundesbank, Germany's central bank. Events unfolded as expected in Germany, and the fund made a profit from its investment. Although the deutsche mark declined versus the U.S. dollar last summer, because I had hedged the fund's German investments, the gains were largely preserved. On the domestic side, some indicators show that economic growth has slowed, so I've all but eliminated the fund's stake in so-called junk bonds, whose yield advantage over higher-rated bonds has declined.
Q. HOW DID DERIVATIVES AFFECT THE FUNDS PERFORMANCE?
A. The overall impact was positive but hardly significant. Some that I own can be found under indexed securities in the portfolio listings at the back of this report, but they're often referred to as structured notes. One way to think of them is as customized securities. They let me tailor a portion of the fund's investments to match my outlook in very specific segments of the market, so that I can take advantage of potential opportunities that might otherwise be inaccessible. During the period, the fund made money on structured notes tied to short-term interest rates in the U.K., and to the price of oil. Structured notes tied to commodities such as gold and platinum did not do well but I'll probably keep them as a hedge against inflation. If global inflation were to flare up suddenly for whatever reason, those commodities could be among the first to react.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I'm cautiously optimistic. The U.S. economy has been expanding slowly but steadily at an annual rate of less than 3%, right in line with the long-term growth rate targeted by the Federal Reserve. Inflation, so far, is almost a non-issue. The dollar appears to have stabilized. Together those factors make for an unusually attractive investment climate. Given 1995's sharp gains in domestic markets, foreign markets appear to have more relative value; foreign investments are therefore likely to remain a significant part of the fund. A key variable I'll be watching in the near future is progress on the balanced budget. If the Republican Congress can broker an agreement, and President Clinton doesn't veto it, we could be looking at long-term interest rates approaching historic lows. Needless to say, that would be a tremendous boost for financial markets. If, on the other hand, the political parties deadlock on the budget, then the unknowns multiply and the outlook becomes less promising. It all comes back to inflation. If inflation returns with a vengeance, all bets are off, and we could be looking at the first real bear market in more than a decade. But if inflation stays low, then bond prices should keep rising and stocks will have a chance to achieve still higher price-to-earnings multiples.

FUND FACTS
GOAL: maximum total return
over the long term through
investments in stocks, bonds
and short-term instruments
of all types
START DATE: December 30, 1991
SIZE: As of September 30,
1995, more than $2.8 billion
MANAGER: Robert Beckwitt,
since 1991; manager,
Fidelity Asset Manager,
since 1988; Fidelity
Asset Manager: Income,
since 1992; joined Fidelity in
1986
(checkmark)
BOB BECKWITT ON THE STAYING
POWER OF THE BULL MARKET:
"If people are concerned
about the market, their
actions are not showing it.
This has been one of the most
bullish years in memory, with
investors increasing equity
exposure, equity funds
reducing cash, and record
numbers of initial and
secondary public stock
offerings being made, some of
them frankly speculative.
We're definitely not in the
early stages of the game
anymore. We may, in fact, be
in the final innings. A more
challenging period lies ahead.
Whether that means a market
setback or simply lower
positive returns depends on
the outlook for inflation."

(solid bullet)  Foreign investments
totalled 35% of the fund's
investments at the end of the
period, up from 21% six
months ago. Total investment
in Mexico and other emerging
markets was less than 15%.
For a complete breakdown of
the fund's foreign investments
by country, see page 53.
(solid bullet) The fund's asset mix at the end of the period was 74%
stocks, 21% bonds and 5%
short-term investments. In a
neutral investment climate,
the breakdown would be
closer to 65% stocks, 30%
bonds and 5% short-term
investments.
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF SEPTEMBER 30, 1995

                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

Federal National Mortgage Association   1.9            1.3

Philip Morris Companies, Inc.           1.7            0.7

International Business Machines Corp.   1.4            1.6

General Motors Corp.                    1.3            0.6

Compaq Computers Corp.                  1.3            0.8

TOP FIVE MARKET SECTORS AS OF SEPTEMBER 30, 1995
(STOCKS ONLY)   % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    IN THESE MARKET SECTORS
                               6 MONTHS AGO

Finance         12.6           8.2

Technology      12.0           11.5

Utilities       6.5            4.2

Energy          5.8            5.3

Durables        5.3            3.4

TOP FIVE COUNTRIES AS OF SEPTEMBER 30, 1995
(BY LOCATION OF ISSUER)   % OF FUND'S    % OF FUND'S INVESTMENTS
                          INVESTMENTS    IN THESE COUNTRIES
                                         6 MONTHS AGO

United States             65.0           78.9

Japan                     7.9            6.0

Germany                   4.2            0.6

Brazil                    3.6            1.5

Hong Kong                 2.6            0.6

ASSET ALLOCATION
AS OF SEPTEMBER 30, 1995 * AS OF MARCH 31, 1995 **
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 74.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 1, Value: 23.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 50.0
Stock class 74%
Bond class 21%
Short-term
class and other 5%
FOREIGN
INVESTMENTS 35%
Stock class 57%
Bond class 20%
Short-term
class and other 23%
FOREIGN
INVESTMENTS 21%
*
**
ASSET ALLOCATIONS IN PIE CHART REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART. INVESTMENTS SEPTEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 70.5%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 0.7%
Alliant Techsystems, Inc. (a)  22,300 $ 1,048
Boeing Co.   123,500  8,429
General Motors Corp. Class H  18,700  767
Lockheed Martin Corp.   34,967  2,347
McDonnell Douglas Corp.   43,100  3,567
Northrop Grumman Corp.   15,000  913
Precision Castparts Corp.   45,100  1,646
Rockwell International Corp.   27,000  1,276
Thiokol Corp.   18,300  654
  20,647
DEFENSE ELECTRONICS - 0.5%
Loral Corp.   94,200  2,685
Raytheon Co.   106,000  9,010
Tracor, Inc. (a)  92,900  1,533
Trimble Navigation Ltd. (a)  75,000  1,894
  15,122
SHIP BUILDING & REPAIR - 0.5%
Bremer Vulkan AG (a)  17,000  705
Far East-Levingston Shipbuilding Ltd.   111,000  487
General Dynamics Corp.   170,000  9,329
Jurong Shipyard Ltd.   88,000  630
Keppel Corp. Ltd.   190,000  1,519
  12,670
TOTAL AEROSPACE & DEFENSE   48,439
BASIC INDUSTRIES - 3.1%
CHEMICALS & PLASTICS - 1.6%
Agrium, Inc.   19,900  731
Avery Dennison Corp.   10,000  420
Betz Laboratories, Inc.   8,000  327
Carbide/Graphite Group, Inc. (a)  3,200  45
DESC (Sociedad de Fomento Industrial SA) Class B (a)  408,100  1,534
du Pont (E.I.) de Nemours & Co.   39,300  2,702
Eastman Chemical Co.   7,500  480
Ferro Corp.   55,000  1,368
First Mississippi Corp.   20,000  798
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Fuller (H.B.) Co.   15,000 $ 473
Grace (W.R.) & Co.   125,000  8,344
Great Lakes Chemical Corp.   36,300  2,455
Han Wha Corp.   4,400  78
Hercules, Inc.   66,000  3,828
Kemira OY sponsored ADR (e)  12,300  189
Korea Chemical (a)  700  71
LG Chemical Ltd.   64,450  1,418
Metacorp BHD  250,000  686
Nalco Chemical Co.   46,800  1,597
Oriental Chemical Industries Co. Ltd.   32,298  1,017
Oriental Chemical Industries Co. Ltd. (RFD) (a)  1,280  38
Perez Companc Class B  302,050  1,320
Potash Corp. of Saskatchewan  24,100  1,505
Praxair, Inc.   33,100  885
Raychem Corp.   140,700  6,332
Rhodia Ster SA GDR (e)  71,100  942
Rohm & Haas Co.   10,000  604
Sekisui Chemical Co. Ltd.   109,000  1,377
Shin-Etsu Chemical Co. Ltd.   57,000  1,097
Union Carbide Corp.   88,300  3,510
  46,171
IRON & STEEL - 0.2%
Acesita Cia Acos Especiais Itabira Ord.   106,044,700  895
Carpenter Technology Corp.   25,200  986
Compania Siderurgica Nacional  65,431,500  1,730
Dongkuk Steel Mill Co.   3,777  104
Mannesmann AG Ord.   6,500  2,135
Nucor Corp.   6,600  295
Pohang Iron & Steel Co. Ltd.   1,520  151
Republic Engineered Steels, Inc. (a)  7,800  59
  6,355
METALS & MINING - 0.6%
Alcan Aluminium Ltd.   48,840  1,584
Aluminum Co. of America  82,100  4,341
Compania Vale do Rio Doce PN Ord.   8,986,700  1,504
Dae Han Jung Suok (a)  213  6
Eramet SA  18,500  1,405
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Noranda, Inc.   130,400 $ 2,649
Reynolds Metals Co.   84,400  4,874
Sungei Way Holdings BHD  48,000  163
  16,526
PACKAGING & CONTAINERS - 0.2%
Carnaudmetalbox SA  3,450  145
Corning, Inc.   105,000  3,006
Owens-Illinois, Inc. (a)  248,300  3,135
  6,286
PAPER & FOREST PRODUCTS - 0.5%
Aokam Perdana BHD  550,000  1,105
Arab Malaysian Corp. BHD  774,000  2,724
Bowater, Inc.   54,100  2,522
Champion International Corp.   15,800  851
Eagon Industrial Co. Ltd.   5,969  114
Gadek BHD  250,000  1,481
James River Corp. of Virginia  50,000  1,600
Klabin Industria de Papel e Celulose PN  488,200  661
Malakoff BHD  701,000  2,133
  13,191
TOTAL BASIC INDUSTRIES   88,529
CONGLOMERATES - 0.7%
Allied-Signal, Inc.   43,500  1,919
Crane Co.   20,000  690
Grupo Carso SA de CV Class A-1 (a)  664,700  3,935
ITT Corp.   22,900  2,840
Mark IV Industries, Inc.   35,000  779
Tyco International Ltd.   46,334  2,919
United Technologies Corp.   87,200  7,706
  20,788
CONSTRUCTION & REAL ESTATE - 3.3%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   51,800  2,875
Cooper Cameron Corp. (a)  8,291  215
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Hong Leong Industries BHD  100,000 $ 525
Keumkang Ltd.   5,500  453
Lafarge Corp.   20,466  376
Lapeyre SA  11,600  610
Masco Corp.   61,600  1,694
Pioneer International Ltd.   106,500  282
Sherwin-Williams Co.   20,000  700
  7,730
CONSTRUCTION - 1.0%
Butler Manufacturing Co.  42,500  1,190
C & P Homes, Inc. (a)(e)  504,000  314
Centex Corp.   18,600  539
DR Horton, Inc.   7,117  77
Daelim Industrial Co.   50,041  1,173
Daelim Industrial Co. (RFD) (a)  12,009  263
Daito Trust Construction  15,600  180
Dong Ah Construction Industries Co. Ltd.   17,250  745
Hopewell Holdings Ltd.   16,669,129  11,318
Jean LeFebvre Entreprise  69,513  4,962
Jean LeFebvre Entreprise (warrants) (a)  2,771  23
Kaufman & Broad Home Corp.   35,000  442
McDermott (J. Ray) SA  75,000  1,688
NCI Building Systems, Inc. (a)  66,200  1,556
Pulte Corp.   9,400  267
Ryland Group, Inc.   25,000  388
Schuler Homes, Inc. (a)  50,000  581
Suh Kwang Construction Co.   15,000  259
YTL Corp. BHD  244,500  1,264
  27,229
ENGINEERING - 0.3%
Bukaka Teknik Utama (For. Reg.) (a)  500,000  817
EG & G, Inc.   20,000  390
Fluor Corp.   34,700  1,943
Foster Wheeler Corp.   35,000  1,238
Hanil Development Co. (a)  56,920  1,437
Hyundai Engineering & Construction Co. Ltd. (a)  29,438  1,583
Hyundai Engineering & Construction Co. Ltd. (RFD) (a)  2,016  76
  7,484
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE - 0.8%
Bandar Raya Development BHD  1,133,000 $ 2,136
Berjaya Sports Toto BHD  1,200,000  2,529
Ciputra Development PT (For. Reg.)  297,500  637
Daiman Development BHD  355,000  392
Fondo Opcion SA de CV Class 2, Series B (a)  145,100  180
Great Eagle Holdings Ltd. (a)  812,000  2,006
Hong Kong Land Holdings Ltd.   414,000  725
Immeubles de France, Ste Des  90  4
Jaya Real Property (For. Reg.)  150,000  450
Kawasan Industri Jababeka PT (For. Reg.)  250,000  480
Klepierre SA  925  109
Land & House PCL (For. Reg.) (a)  65,000  1,021
Liu Chong Hing Investment Ltd.   758,000  794
Malaysian Resources Corp. BHD  1,041,000  1,722
Mitsubishi Estate Co. Ltd.   205,000  2,282
Modernland Realty PT  250,000  350
New World Development Co.   1,250,000  4,931
Pakuwon Jati PT (For. Reg.)  454,000  346
Pt Putra Surya Perkasa (For. Reg.)  500,000  188
Sime UEP Properties BHD  232,000  410
Singapore Land Ltd.   334,000  1,933
Tan & Tan Development BHD  668,000  654
  24,279
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Bay Apartment Community, Inc.  41,000  882
CBL & Associates Properties, Inc.   51,900  1,077
Cali Realty Corp.  13,400  271
Colonial Properties Trust (SBI)  5,100  127
DeBartolo Realty Corp.   37,200  521
Developers Diversified Realty Corp.   24,800  747
Duke Realty Investors, Inc.   50,500  1,572
Duta Anggada Realty Ord.   625,000  407
Equity Residential Properties Trust (SBI)  169,400  5,103
Evans Withycombe Residential, Inc.  19,600  397
Excel Realty Trust, Inc.   91,200  1,801
Felcor Suite Hotels, Inc.  40,900  1,227
Glimcher Realty Trust (SBI)  14,300  291
Haagen Alexander Properties, Inc.   43,400  505
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Kimco Realty Corp.   87,000 $ 3,469
Liberty Property Trust (SBI)  13,300  283
Macerich Co.   25,000  531
Oasis Residential, Inc.   22,400  504
Post Properties, Inc.   21,600  670
RFS Hotel Investors, Inc.   75,000  1,144
Realty Income Corp.   6,300  133
Simon Properties Group, Inc.   103,900  2,636
Storage Equities, Inc.   33,900  631
Storage USA, Inc.   70,400  2,174
  27,103
TOTAL CONSTRUCTION & REAL ESTATE   93,825
DURABLES - 5.2%
AUTOS, TIRES, & ACCESSORIES - 3.5%
Aichi Machine Industry Co. Ltd.   111,000  602
Asia Motors Co., Inc.   29,010  412
BMW AG  2,300  1,261
Capaco Automotive Products Corp.   72,900  674
Chrysler Corp.   469,400  24,878
Cummins Engine Co., Inc.   15,000  577
Dae Won Kang Up Co.   4,709  132
Daimler Benz AG Ord.   7,500  3,698
Dana Corp.   107,800  3,113
Discount Auto Parts, Inc. (a)  30,800  932
Eaton Corp.   23,700  1,256
Echlin, Inc.   24,000  858
Fiat Spa  528,000  1,969
Ford Motor Co.   21,400  666
General Motors Corp.   776,245  36,386
Honda Motor Co. Ltd.   166,000  2,963
Hyundai Motor Service Co. Ltd. (a)  11,700  710
Hyundai Motor Service Co. Ltd. (New)   2,539  138
Iochpe Maxion PN Ord.   718,000  237
Johnson Controls, Inc.   14,200  898
Kia Motors Corp. Sponsored GDR (a)(e)  16,500  359
Magna International, Inc. Class A  147,000  6,657
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Mirgor Sacifia Class C sponsored ADR (e)  568,890 $ 1,138
Suzuki Motor Corp.   108,000  1,159
TRW, Inc.   3,700  275
Titan Wheel International, Inc.   19,500  334
Toyota Motor Corp.   226,000  4,283
Volvo AB Class B  140,500  3,439
  100,004
CONSUMER ELECTRONICS - 1.3%
Black & Decker Corp.   70,700  2,413
Brasmotor PN  5,196,600  1,331
Electrolux AB  36,500  1,742
Matsushita Electric Industrial Co. Ltd.   652,000  9,938
Oyl Industries BHD  140,000  1,158
Radiotechnique (La)  50  3
Refrigeracao Parana SA  499,855,800  1,310
Sony Corp.   258,400  13,318
Whirlpool Corp.   110,000  6,352
  37,565
HOME FURNISHINGS - 0.0%
Dapta-Mallinjoud SA  3,600  91
Haverty Furniture Companies, Inc.   6,300  86
Polyvision Corp. (a)  1,060  3
  180
TEXTILES & APPAREL - 0.4%
Baikyang Co.   1,830  285
Burlington Industries, Inc. (a)  109,800  1,386
Coteminas PN  3,065,800  1,004
Cygne Designs, Inc. (a)  11,500  38
Nam Yeung Corp.   2,100  299
NIKE, Inc. Class B  40,000  4,445
Nine West Group, Inc. (a)  17,900  814
Russell Corp.   21,000  536
Warnaco Group, Inc. Class A  56,100  1,346
Westpoint Stevens, Inc. Class A  27,300  587
Yagi Corp.   27,000  344
Youngone Corp.   728  13
  11,097
TOTAL DURABLES   148,846
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 5.8%
ENERGY SERVICES - 1.3%
BJ Services Co. (a)  19,000 $ 480
Baker Hughes, Inc.   156,500  3,189
Commercial del Plata (a)  213,500  502
Enterra Corp. (a)  25,000  550
Halliburton Co.   88,500  3,695
McDermott International, Inc.   17,400  344
Nabors Industries, Inc. (a)  158,700  1,498
Noble Drilling Corp. (a)  136,200  1,056
Offshore Logistics, Inc. (a)  41,500  576
Reading & Bates Corp. (a)  100,000  1,200
Schlumberger Ltd.   227,400  14,838
Smith International, Inc. (a)  106,800  1,856
Sonat Offshore Drilling, Inc.   61,300  2,000
Weatherford International, Inc. (a)  240,900  3,132
  34,916
INDEPENDENT POWER - 0.0%
Thermo Electron Corp. (a)  24,600  1,141
OIL & GAS - 4.5%
Amerada Hess Corp.   231,100  11,237
Amoco Corp.   48,300  3,097
Apache Corp.   16,000  420
Astra Comp Argentina de Petroleum (Reg.)  721,000  1,255
Atlantic Richfield Co.   134,700  14,463
Blue Range Resource Corp. Class A (a)  128,100  931
Blue Range Resource Corp. Class A (a)(e)  19,300  140
British Petroleum PLC ADR  269,989  24,265
British Petroleum PLC Ord.   482  4
Burlington Resources, Inc.   157,300  6,095
Camco International, Inc.   56,000  1,372
Canada Occidental Petroleum Ltd.   105,000  3,336
Chesapeake Energy Corp. (a)  12,600  398
Chevron Corp.   24,200  1,177
Coastal Corp. (The)  12,000  404
Daesung Industrial Co. Ltd. (a)  3,200  265
Elf Aquitaine sponsored ADR  46,119  1,551
Global Natural Resources, Inc. (a)  37,800  373
Kerr-McGee Corp.   91,500  5,078
Louis Dreyfus Natural Gas Corp. (a)  37,700  518
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Louisiana Land & Exploration Co.   52,900 $ 1,885
Mobil Corp.   25,000  2,491
Murphy Oil Corp.   31,800  1,272
Newfield Exploration Co. (a)  46,700  1,407
Noble Affiliates, Inc.   8,600  227
Norsk Hydro AS  46,400  1,996
Norsk Hydro AS ADR  32,800  1,414
Northstar Energy Corp. (a)  54,000  498
Occidental Petroleum Corp.   259,300  5,705
Petroleum Geo-Services AS ADR (a)  55,000  1,347
Phillips Petroleum Co.   112,400  3,653
PTT Exploration & Production (For. Reg.) (a)  125,000  1,215
Renaissance Energy Ltd. (a)  116,700  2,631
Renaissance Energy Ltd. (a)(e)  70,000  1,578
Rio Alto Exploration Ltd. (a)  351,800  1,141
Royal Dutch Petroleum Co.   4,900  601
Santa Fe Energy Resources, Inc. (a)  50,000  475
Tesoro Petroleum Corp. (a)  9,000  74
Texaco, Inc.   24,100  1,557
Tosco Corp.   58,100  2,004
Total SA Class B  97,856  5,923
Total SA Class B Sponsored ADR  158,158  4,765
Unocal Corp.   264,586  7,541
Vintage Petroleum, Inc.   34,300  720
Yukong Ltd.   9,393  381
Yukong Ltd. (New)  1,125  44
  128,924
TOTAL ENERGY   164,981
FINANCE - 12.5%
BANKS - 5.0%
BQE National Paris Ord.   30,249  1,186
Banc One Corp.   20,000  730
Banco Bilbao Vizcaya SA Ord. (Reg.)  45,600  1,403
Banco de Columbia GDR (a)(e)  765,000  4,973
Banco de Galicia Y Buenos Aires SA sponsored ADR
representing Class B shares  34,763  626
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Banco Frances del Rio de la Plata SA ADR  15,000 $ 324
Banco Intercontinental Espanol  5,200  454
Banco Popular Espanol  3,700  576
Banco Weise sponsored ADR  158,767  1,072
Bangkok Bank Ltd.   173,500  1,950
Bank Dagang Nas Indonesia PT  2,640,000  2,418
Bank International Indonesia PT Ord.   166,500  573
Bank of Asia PCL (For. Reg.)  141,990  356
Bank of Boston Corp.   41,358  1,970
Bank of New York Co., Inc.   81,900  3,808
Barnett Banks, Inc.   46,400  2,627
BayBanks, Inc.   22,000  1,669
Boram Bank  51,685  841
Bradesco PN  149,738,225  1,430
CPR (Comp Par Reescompte)  35,527  2,381
C.S. Holdings   23,005  2,162
Chase Manhattan Corp.   20,119  1,230
Chemical Banking Corp.   91,200  5,552
Cho Hung Bank Co. Ltd.   99,655  1,488
Comerica, Inc.   24,500  891
Commerce Asset Holding BHD  206,000  1,081
Dao Heng Bank Group Ltd.   250,000  829
Deutsche Bank AG  88,000  4,193
Development Bank of Singapore Ltd. (For. Reg.)  503,000  5,716
Finance One PCL (For. Reg.) (a)  17,700  108
First Bank System, Inc.   20,000  963
First Chicago Corp.   8,800  604
First Interstate Bancorp  15,000  1,511
First Union Corp.   1,557  79
Fleet Financial Group, Inc.   347,197  13,107
Grupo Financiero Banorte SA de CV Class B (a)  204,400  254
HSBC Holdings PLC  1,155,934  16,071
Hana Bank  6,864  154
Hanil Bank  24,240  339
Hong Leong Bank BHD  2,402,000  6,496
International Bank of Asia Ltd.   1,246,000  749
Itaubanco PN (Pfd. Reg.)  1,000,000  315
KeyCorp  15,971  547
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Korea Long Term Credit Bank (a)  11,000 $ 352
Krung Thai Bank (For. Reg.)  1,372,480  5,469
Kyung Nam Bank (a)  3,963  47
Kyungki Bank  39,132  456
Liu Chong Hing Bank Ltd.   800,000  993
National Bank of Canada  125,000  1,072
NationsBank Corp.   37,732  2,537
Overseas Union Bank Ltd. (For. Reg.)  800,000  5,107
Panin Bank PT (For. Reg.)  684,125  830
Public Bank BHD (For. Reg.)  497,000  921
Republic New York Corp.   19,500  1,141
SCF Finance & Securities Co. Ltd. (rights) (a)  12,629  -
Shawmut National Corp.  369,559  12,426
Shinhan Bank  32,150  792
Shinhan Bank (New) (a)  5,223  111
Siam City Bank PCL (For. Reg.)  1,704,900  2,310
Siam City Credit Finance and Securities Co. Ltd. (rights) (a)  10,029  -
State Street Boston Corp.   12,000  480
Swiss Bank Corp. (Bearer)  7,580  2,901
Thai Farmers Bank PCL  346,300  3,008
Thai Military Bank Ltd. (For. Reg.)  407,080  1,622
Toho Bank Ord.   50,000  326
Unibanco PN  10,153,300  341
Unidanmark AS Class A  12,500  546
United Overseas Bank Ltd.:
 (For. Reg.)  229,400  1,979
 (warrants) (a)  315,600  1,229
  142,802
CLOSED-END INVESTMENT COMPANIES - 0.6%
Austria Fund, Inc.   94,600  769
Europe Fund, Inc.   14,100  183
First NIS Regional Fund (a)  480,000  3,072
France Growth Fund, Inc.   162,700  1,586
Germany Fund, Inc.   5,923  68
Growth Fund of Spain, Inc.   232,600  2,471
Morgan Stanley India Investment Fund, Inc.   643,600  6,677
Templeton Russia Fund, Inc. (a)  135,000  1,777
Thai Fund, Inc.   14,292  343
  16,946
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.4%
Acom Co. Ltd.   20,000 $ 648
Affin Holdings BHD  108,000  205
American Express Co.   399,245  17,716
Asia Credit PCL (For. Reg.)  33,000  221
Beneficial Corp.   35,300  1,844
Benpress Holdings Corp. GDR (a)  65,000  390
Central Investment & Finance Corp.  8,800  196
Countrywide Credit Industries, Inc.   22,600  531
Equitable Companies, Inc.   71,300  1,747
Green Tree Acceptance, Inc.   53,500  3,264
Greenpoint Financial Corp.   10,200  282
Hong Leong Credit BHD  1,036,000  4,944
Industrial Finance Corp. (For. Reg.)  592,166  1,817
JCG Holdings Ltd.   3,234,000  2,405
London American Growth Trust (a)  708,000  717
Mercury Finance Co.   25,000  609
National Finance & Securities PCL (For. Reg.) (a)  125,000  603
TA Enterprise BHD  500,000  704
  38,843
FEDERAL SPONSORED CREDIT - 2.2%
Federal Home Loan Mortgage Corporation  148,200  10,244
Federal National Mortgage Association  511,800  52,971
  63,215
INSURANCE - 1.7%
Aetna Life & Casualty Co.   15,000  1,101
Alexander & Alexander Services, Inc.   13,100  318
Allstate Corp.   332,309  11,755
American International Group, Inc.   23,550  2,002
Assicurazioni Generali Spa  57,990  1,339
Baloise Holding   1,100  2,420
Berkley (W.R.) Corp.   12,800  581
CIGNA Corp.   15,000  1,562
CMAC Investments  10,000  526
Chubb Corp. (The)  10,000  960
Corporacion Mapfre Cia Internacional
de Reaseguros SA (Reg.)  20,000  1,033
General Re Corp.   45,000  6,795
HealthCare COMPARE Corp. (a)  40,000  1,550
International Nederlanden Groep NV  55,797  3,243
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Loews Corp.   16,900 $ 2,459
MGIC Investment Corp.   37,300  2,135
NAC Re Corp.   15,700  569
Old Republic International Corp.   20,000  578
PMI Group, Inc.   27,800  1,317
Providian Corp.   22,500  934
Reliastar Financial Corp.   25,000  1,016
Renaissance RE Holdings (a)  10,000  244
Royal Insurance Holdings PLC  252,900  1,415
SAFECO Corp.   10,800  709
Samsung Fire & Marine Insurance  2,500  1,179
Skandia Foersaekrings AB  31,200  734
Torchmark Corp.   32,100  1,352
Vital Forsikring AS Series A  10,000  169
  49,995
SAVINGS & LOANS - 0.3%
Ahmanson (H.F.) & Co.   106,300  2,697
Golden West Financial Corp.   77,520  3,915
Washington Mutual, Inc.   44,400  1,177
  7,789
SECURITIES INDUSTRY - 1.3%
Bear Stearns Companies, Inc.   43,470  935
Czech Value Fund Unit (e)  24,000  1,236
Daewoo Securities Co. Ltd.   11,440  389
Dah Sing Financial Holdings Ltd.   224,800  506
Edwards (A.G.), Inc.   5,400  144
First Marathon Inc. Class A (non-vtg.)  100,000  1,044
Hanshin Securities Co. Ltd.   4,664  109
Hyundai Securities Co. Ltd.   7,564  173
LG Securities Co. Ltd.   29,595  678
Lehman Brothers Holdings, Inc.   58,740  1,358
Merrill Lynch & Co., Inc.   129,600  8,100
Midland Walwyn, Inc.   370,700  2,314
Morgan Stanley Group, Inc.   76,800  7,382
Nomura Securities Co. Ltd.   482,000  9,377
Peregrine Investments Holdings Ltd.   148,000  222
Pioneer Group, Inc.   30,000  821
Salomon, Inc.   18,000  688
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - CONTINUED
Schwab (Charles) Corp.   58,500 $ 1,638
Ssangyong Investment & Securities Co. Ltd.   4,968  111
  37,225
TOTAL FINANCE   356,815
HEALTH - 2.8%
DRUGS & PHARMACEUTICALS - 1.3%
Allergan, Inc.   20,700  691
American Home Products Corp.   8,400  713
Amgen, Inc. (a)  135,000  6,733
Biogen, Inc. (a)  102,900  6,174
Carter-Wallace, Inc.   72,900  911
COR Therapeutics, Inc. (a)  25,000  278
Depotech Corp.   2,200  26
Dura Pharmaceuticals, Inc. (a)  9,000  268
Elan Corp. PLC ADR (a)  24,400  1,013
Gedeon Richter GDR  16,600  290
Genentech, Inc. (a)  66,600  3,238
Hauser Chemical Research, Inc. (a)  38,300  218
Merck & Co., Inc.   21,300  1,193
Pharmacia AB, Series A sponsored ADR  25,000  748
Pharmacia AB Class A Free shares  37,400  1,123
Schering-Plough Corp.   69,800  3,595
Sepracor, Inc. (a)  20,000  432
Sigma Aldrich Corp.   18,400  892
SmithKline Beecham PLC ADR  14,200  719
Yamanouchi Pharmaceutical Co. Ltd.   414,000  8,884
  38,139
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
AMSCO International, Inc. (a)  26,700  531
Acuson Corp. (a)  54,600  730
Advanced Technology Laboratories, Inc. (a)  45,900  826
Baxter International, Inc.   148,200  6,095
Boston Scientific Corp. (a)  14,200  605
Coherent, Inc. (a)  20,000  730
Hillenbrand Industries, Inc.   15,000  420
Hoya Corp.   35,000  1,025
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Johnson & Johnson  14,000 $ 1,038
Medtronic, Inc.   23,400  1,258
Millipore Corp.   70,000  2,625
Nellcor, Inc. (a)  27,800  1,383
Oakley, Inc. (a)  4,100  121
Pall Corp.   48,300  1,123
St. Jude Medical, Inc. (a)  30,700  1,942
Shinhung Co. Ltd. (a)  3,400  95
Spacelabs Medical, Inc. (a)  7,700  218
Thermedics, Inc. (a)  3,600  72
U.S. Surgical Corp.   233,000  6,233
  27,070
MEDICAL FACILITIES MANAGEMENT - 0.5%
American Medical Response (a)  40,000  1,135
Apria Healthcare Group, Inc. (a)  26,900  666
Columbia/HCA Healthcare Corp.   239,350  11,638
Pediatrix Medical Group  2,800  57
Tenet Healthcare Corp. (a)  26,800  466
TheraTx, Inc. (a)  7,800  102
United Dental Care, Inc.   2,800  84
United HealthCare Corp.   15,000  733
  14,881
TOTAL HEALTH   80,090
HOLDING COMPANIES - 0.9%
Astra International PT (For. Reg.)  250,000  497
Berjaya Group BHD  12,444,000  9,799
Brierley Investments Ltd.   2,413,965  1,840
CEWE Color Holding AG  1,700  518
CINergy Corp.   2,094  58
First Pacific Co. Ltd.   470,000  501
Golden Plus Holdings BHD  200,000  449
Jardine Matheson Holdings Ltd. Ord.   156,000  1,053
Kamunting Corp. BHD  1,913,000  1,453
Malaysian Plantations BHD  1,678,000  1,555
Prime Utilities BHD  256,000  2,571
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - CONTINUED
SDW Holdings Corp. (warrants) (a)  17,700 $ 124
Sanluis Corp. Units (Class B, Class C, and Class D)  39,904  1,181
United Industrial Corp. Ltd.   2,390,000  2,113
U.S. Industries, Inc. (a)  70,000  1,085
Westmont Land BHD  1,027,000  1,944
  26,741
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 2.4%
Amphenol Corp. Class A (a)  38,300  828
C-COR Electronics, Inc. (a)  50,000  1,175
Cherry Corp. (a)  18,000  261
Cherry Corp. Class A (a)  12,200  168
Emerson Electric Co.   10,000  715
General Electric Co.   53,300  3,398
General Signal Corp.   15,000  439
Glenayre Technologies, Inc.   22,500  1,620
Hitachi Koki Co. Ltd.  148,000  1,281
Honeywell, Inc.   20,000  857
Hutchison Whampoa Ltd. Ord.   1,807,000  9,792
Mitsubishi Electric Co. Ord.   2,007,000  15,597
Murata Manufacturing Co. Ltd.   185,000  6,901
Omron Corp.   814,000  18,774
Philips Electronics NV  6,100  297
Philips Electronics NV (Bearer)  47,030  2,295
Samsung Electro-Mechanics Co.   15,000  742
Samsung Electro-Mechanics Co. (New) (a)  11,117  530
TSX Corp. (a)  25,000  575
United Communication Industry PCL (For. Reg.)  67,300  874
United Engineers BHD  268,000  1,716
Yaesu Musen Co. Ltd.   50,000  652
  69,487
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Aida Engineering Ltd. Ord.   160,000  1,147
Amada Metrecs Co. Ltd.   147,000  2,078
Cascade Corp.   50,000  763
Caterpillar, Inc.   192,000  10,920
Cooper Industries, Inc.   15,615  550
Deere & Co.   175,400  14,273
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Duriron Co., Inc.   52,500 $ 1,536
Exide Corp.   25,000  1,250
Greenfield Industries, Inc.   20,000  615
Harnischfeger Industries, Inc.   1,000  33
Hwacheon Machinery Works  2,200  72
Ingersoll-Rand Co.   48,600  1,822
Kennametal, Inc.   25,721  932
Parker-Hannifin Corp.   20,100  764
Ssangyong Heavy Industries Co. Ltd.   23,100  257
Svedala Industri  102,600  3,087
Timken Co.   20,000  853
Valmet OY Class A  75,600  2,460
Van Der Horst Ltd.   819,000  4,252
  47,664
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   15,500  471
Safety Kleen Corp.   34,700  507
Thermo Instrument Systems, Inc. (a)  12,600  350
WMX Technologies, Inc.   205,300  5,851
  7,179
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   124,330
MEDIA & LEISURE - 1.7%
BROADCASTING - 0.3%
British Sky Broadcasting Group sponsored ADR  15,000  542
Capital Radio PLC   207,000  1,540
Citicasters, Inc. (a)  12,500  417
Liberty Media Group, Series A  38,875  1,040
Sinclair Broadcast Group, Inc. Class A (a)  6,000  172
TCI Group Class A  125,500  2,196
Television Francaise 1 SA  7,640  754
Viacom, Inc.:
 Class A (a)  1,176  59
 Class B (non-vtg.) (a)  47,210  2,349
  9,069
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.2%
Grammy Entertainment PCL (For. Reg.) (a)  50,000 $ 458
Multi-Purpose Holdings BHD  2,980,000  4,622
Royal Carribean Cruises Ltd.   23,400  567
  5,647
LEISURE DURABLES & TOYS - 0.3%
Arctco, Inc.   27,300  348
Cobra Golf, Inc. (a)  9,300  278
Fleetwood Enterprises, Inc.   148,300  2,947
Hasbro, Inc.   29,700  924
Mattel, Inc.   17,800  523
Outboard Marine Corp.   25,400  546
Takara Co. Ltd.   141,000  1,219
West Marine, Inc. (a)  24,500  784
  7,569
LODGING & GAMING - 0.2%
Accor SA  11,500  1,425
Bally Gaming International, Inc. (warrants) (a)  37,500  258
Circus Circus Enterprises, Inc. (a)  52,000  1,456
Genting BHD  62,000  535
Harrah's Entertainment, Inc.   11,100  325
Host Marriott Corp. (a)  38,703  479
La Quinta Motor Inns, Inc.   54,112  1,515
Marriott International, Inc.   23,803  890
Prime Hospitality Corp. (a)  7,800  80
  6,963
PUBLISHING - 0.3%
American Media, Inc. Class A  16,600  95
Gannett Co., Inc.   15,100  825
Meredith Corp.   31,600  1,256
Nelson Thomas, Inc.   20,800  525
News Corp. Ltd. ADR  37,100  816
News International PLC  400,000  2,014
Singapore Press Holdings Ltd. (For. Reg.)  158,800  2,429
  7,960
RESTAURANTS - 0.4%
Apple South, Inc.   20,000  455
Applebee's International, Inc.   20,000  545
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Bertucci's, Inc. (a)  13,900 $ 99
Brinker International, Inc. (a)  62,500  930
Cracker Barrel Old Country Store, Inc.   66,900  1,346
Darden Restaurants, Inc. (a)  75,000  862
Landry's Seafood Restaurants, Inc. (a)  100  2
Lone Star Steakhouse Saloon (a)  8,200  336
McDonald's Corp.   71,000  2,716
Outback Steakhouse, Inc. (a)  34,400  1,058
Quality Dining, Inc. (a)  47,300  863
Starbucks Corp. (a)  20,000  757
Yoshinoya D&C Co. Ltd. Ord.   5  74
  10,043
TOTAL MEDIA & LEISURE   47,251
NONDURABLES - 3.4%
AGRICULTURE - 0.0%
Molinos Rio de La Plata SA   147,139  898
BEVERAGES - 0.4%
Brahma (Cia Cervejaria) PN Class B  3,530,800  1,439
Compania Cervecerias Unidas SA ADR  70,800  1,513
El Aguila SA (a)  65,000  495
Emvasa del Valle de Enah Ord. (a)  581,000  637
Panamerican Beverages, Inc. Class A  83,000  2,231
PepsiCo, Inc.   62,600  3,193
Quilmes Industries SA  84,700  1,461
Redhook Ale Brewery, Inc. (a)  1,000  30
Whitbread & Co. PLC Class A  68,134  661
  11,660
FOODS - 0.4%
Boustead Holdings Berhad  12,000  24
Cheil Foods & Chemical Industries  6,633  429
ConAgra, Inc.   24,800  983
Herdez SA de CV Class A (a)  235,900  61
Kellogg Co.   22,800  1,650
Miwon Co. Ltd. (a)  5,174  148
Ottogi Foods Co. Ltd.   7,200  210
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - CONTINUED
RalCorp Holdings, Inc. (a)  75,100 $ 1,774
Ralston Purina Co.   47,600  2,755
Samyang Foods Co.   4,400  203
Universal Robina Corp.   1,900,000  912
Weston George Ltd.   40,000  1,386
  10,535
HOUSEHOLD PRODUCTS - 0.2%
Avon Products, Inc.   12,300  883
First Brands Corp.   23,600  1,062
Metro Pacific, Inc. Class B  2,467,000  402
Procter & Gamble Co.   10,000  770
Pyung HWA Industrial Co.   6,560  214
Rubbermaid, Inc.   25,000  691
Tambrands, Inc.   24,300  1,066
  5,088
TOBACCO - 2.4%
Dimon, Inc.   40,000  600
Gudang Garam PT Perusahaan  52,000  413
Imasco Ltd.   53,200  947
Philip Morris Companies, Inc.   590,900  49,340
RJR Nabisco Holdings Corp.   487,084  15,769
Sampoerna Hanjaya Mandala (For. Reg.)  283,500  2,640
Souza Cruz Industria Comerico  67,900  499
  70,208
TOTAL NONDURABLES   98,389
PRECIOUS METALS - 1.4%
Agnico Eagle Mines Ltd.   152,700  2,120
Barrick Gold Corp.   820,600  21,256
Cambior, Inc.   120,000  1,275
Franco Nevada Mining Corp.   24,600  1,476
Golden Star Resources, Ltd. Canada (a)  29,700  177
Industrias Penoles SA   20,000  75
Kinross Gold Corp. (a)  10,000  86
Kloof Gold Mining Co. Ltd. Ord.   73,500  820
Newmont Mining Corp.   87,600  3,723
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - CONTINUED
Placer Dome, Inc.   262,600 $ 6,851
St. Barbara Mines Ltd.   451,900  321
Santa Fe Pacific Gold Corp.   112,022  1,414
  39,594
RETAIL & WHOLESALE - 3.5%
APPAREL STORES - 0.2%
Claire's Stores, Inc.   25,000  512
Esprit Asia Holdings Ltd.   1,294,000  464
Gap, Inc.   18,100  652
Goldlion Holdings  277,000  152
Gymboree Corp. (a)  10,300  310
Lamonts Apparel Corp. (a)  25,828  2
Lamonts Apparel Corp. (warrants) (a)  47,666  -
Limited, Inc. (The)  61,300  1,165
Lojas Renner SA  30,000,000  677
Talbots, Inc.   37,800  1,498
Urban Outfitters, Inc. (a)  12,200  311
  5,743
DRUG STORES - 0.2%
Revco (D.S.), Inc. (a)  182,700  4,293
Walgreen Co.   20,000  560
  4,853
GENERAL MERCHANDISE STORES - 1.6%
Consolidated Stores Corp. (a)  35,800  828
Dayton Hudson Corp.   32,600  2,474
Dillard Department Stores, Inc. Class A  53,700  1,712
Dollar General Corp.   20,000  587
Federated Department Stores, Inc. (a)  398,000  11,293
Hudson's Bay Co. Ord.   17,000  329
Ito-Yokado Co. Ltd.   173,000  9,507
Keumkang Development Industry Co. Ltd.   2,800  64
Keumkang Development Industry Co. Ltd. (New) (a)  455  10
Lechters, Inc. (a)  33,500  368
Mac Frugals Bargains Closeouts, Inc. (a)  8,800  139
Matahari Putra Prima PT (For. Reg.)  43,500  79
May Department Stores Co. (The)  18,200  796
Ministop Co. Ltd.   11,000  254
Price/Costco, Inc. (a)  40,900  700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Proffitts, Inc. (a)  30,000 $ 825
Sears, Roebuck & Co.   62,400  2,301
Wal-Mart Stores, Inc.   562,600  13,995
  46,261
GROCERY STORES - 0.4%
Albertson's, Inc.   20,000  683
Argyll Group PLC Ord.   178,000  952
Fleming Companies, Inc.   30  1
Food Lion, Inc. Class A  86,000  521
Great Atlantic & Pacific Tea Co., Inc.   15,000  420
Izumi Co. Ord.   98,000  2,044
Kroger Co. (The) (a)  5,353  183
Marukyo Corp.   25,000  401
Safeway, Inc. (a)  88,700  3,703
Stop & Shop Companies, Inc. (a)  28,800  673
  9,581
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Amway Asia Pacific Ltd.   100,000  3,738
Amway Japan Ltd.   32,000  1,239
Best Buy Co., Inc. (a)  95,400  2,504
Circuit City Stores, Inc.   140,900  4,456
Dickson Concepts International Ltd.   602,000  436
Great Universal Stores PLC Ord. Class A  49,191  463
Home Depot, Inc. (The)  86,000  3,429
Lowe's Companies, Inc.   90,500  2,715
Micro Warehouse, Inc. (a)  30,000  1,372
Office Depot, Inc.   43,250  1,303
Officemax, Inc. (a)  95,050  2,305
Petsmart, Inc. (a)  49,200  1,660
Rex Stores Corp. (a)  30,100  564
Smith (W.H.) Group PLC Ord.   63,900  372
Sotheby's Holdings, Inc. Class A  107,700  1,508
Staples, Inc. (a)  41,475  1,172
Tiffany & Co., Inc.   22,900  959
Uny Co. Ltd.   87,000  1,405
Williams-Sonoma, Inc. (a)  15,500  322
  31,922
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
TRADING COMPANIES - 0.0%
Bimantara Citra (For. Reg.) (a)  1,193,500 $ 961
TOTAL RETAIL & WHOLESALE   99,321
SERVICES - 0.7%
ADVERTISING - 0.1%
CMG Information Services, Inc. (a)  25,000  713
Omnicom Group, Inc.   16,800  1,094
WPP Group PLC  429,300  1,019
  2,826
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  16,500  354
Orix Corp.   95,000  3,477
  3,831
PRINTING - 0.0%
Komori Corp.   28,000  660
SERVICES - 0.5%
ADT Ltd. (a)  101,400  1,394
BET PLC Ord.   446,900  937
First Financial Management Corp.   7,800  761
Manpower, Inc.   84,000  2,436
Rural/Metro Corp. (a)  2,000  48
Supercuts, Inc. (a)  42,300  360
Time Engineering BHD  350,000  940
Western Atlas, Inc. (a)  94,200  4,463
Zebra Technologies Corp. Class A (a)  13,000  692
  12,031
TOTAL SERVICES   19,348
TECHNOLOGY - 11.7%
COMMUNICATIONS EQUIPMENT - 0.7%
Andrew Corp. (a)  19,500  1,192
Cisco Systems, Inc. (a)  68,800  4,747
DSC Communications Corp. (a)  32,900  1,949
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Dynatech Corp. (a)  40,000 $ 630
Ericsson (L.M.) Telephone Co.:
Class B ADR  108,800  2,666
 Class B ADR (rights) (a)  108,800  127
Network Equipment Technologies  28,700  1,195
Network General Corp. (a)  4,800  198
Newbridge Networks Corp. (a)  15,000  441
Nokia Corp. AB:
 Series A  17,600  1,236
 Series K  34,000  2,388
 sponsored ADR  22,400  1,562
Northern Telecom Ltd.   18,000  641
  18,972
COMPUTER SERVICES & SOFTWARE - 1.4%
Adobe Systems, Inc.   10,000  517
America Online, Inc. (a)  30,000  2,062
American Business Information, Inc. (a)  67,500  1,367
Ascend Communications, Inc. (a)  6,400  512
Automatic Data Processing, Inc.   36,100  2,459
BancTec, Inc. (a)  39,600  851
Broderbund Software, Inc. (a)  10,000  761
Ceridian Corp. (a)  20,000  887
Checkfree Corp.   3,700  74
CompUSA, Inc. (a)  10,000  430
Computer Management Sciences, Inc.   1,400  20
Computer Sciences Corp. (a)  33,000  2,124
Computron Software, Inc. (a)  1,900  33
Epic Design Technology (a)  25,400  1,232
Fourth Dimension Software (a)  33,000  194
GMIS, Inc. (a)  10,000  160
General Motors Corp. Class E  23,700  1,078
Globalink, Inc. (a)  75,100  779
HBO & Co.   25,700  1,606
HPR, Inc. (a)  600  14
Harbinger Corp. (a)  3,100  43
Henry (Jack) & Associates, Inc.   40,000  810
Mercury Interactive Group Corp. (a)  10,000  277
MicroAge, Inc. (a)  56,500  629
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Microsoft Corp. (a)  114,400 $ 10,353
Novell, Inc. (a)  49,800  909
Oracle Systems Corp. (a)  50,000  1,919
Peoplesoft, Inc. (a)  23,600  2,145
Policy Management Systems Corp. (a)  30,000  1,537
Reuters Holdings PLC ADR Class B  10,000  529
SHL Systemhouse, Inc. (a)  63,700  801
Shared Medical Systems Corp.   2,200  91
Smith Micro Software, Inc.   1,500  15
Stratacom, Inc. (a)  24,800  1,370
Symantec Corp. (a)  36,900  1,107
Vantive Corp. (a)  1,800  29
Wonderware Corp. (a)  21,200  824
  40,548
COMPUTERS & OFFICE EQUIPMENT - 4.9%
Amdahl Corp. (a)  25,000  241
Apple Computer, Inc.   54,200  2,019
Bay Networks, Inc. (a)  97,300  5,193
Canon, Inc.   614,000  10,898
Compaq Computer Corp. (a)  747,000  36,136
Diebold, Inc.   30,000  1,391
Digital Equipment Corp. (a)  92,800  4,234
Filenet Corp. (a)  30,000  1,328
Fujitsu Ltd.   240,000  3,008
Hewlett-Packard Co.   69,300  5,778
In Focus Systems, Inc. (a)  10,000  246
International Business Machines Corp.   423,200  39,939
NEC Corp.   521,000  7,210
Pitney Bowes, Inc.   42,900  1,802
Radius, Inc. (a)  26,200  187
Read Rite Corp. (a)  25,601  934
Ricoh Co. Ltd. Ord.   101,000  1,005
SCI Systems, Inc. (a)  87,800  3,029
Silicon Graphics, Inc. (a)  68,900  2,368
Stratus Computer, Inc. (a)  27,600  724
Sun Microsystems, Inc. (a)  106,000  6,678
Symbol Technologies, Inc. (a)  5,000  166
Tech Data Corp. (a)  97,100  1,372
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Wang Laboratories, Inc. (a)  133,800 $ 2,124
Xerox Corp.   8,300  1,115
  139,125
ELECTRONIC INSTRUMENTS - 0.1%
Credence Systems Corp. (a)  18,750  680
Fluke Corp.   19,300  733
Lam Research Corp. (a)  100  6
Measurex Corp.   10,000  343
Plasma & Materials Technologies, Inc. (a)  2,000  35
Silicon Valley Group, Inc. (a)  25,600  989
Teradyne, Inc. (a)  36,400  1,310
  4,096
ELECTRONICS - 4.2%
AMP, Inc.   20,600  793
AVX Corp. (a)  10,900  365
Advanced Micro Devices, Inc.   100  3
Aiwa Co. Ltd.   62,000  1,318
Analog Devices, Inc. (a)  15,000  519
Arrow Electronics, Inc. (a)  10,000  544
Atmel Corp. (a)  18,600  628
Hirose Electric Co. Ltd.   32,550  2,030
Hitachi Ltd.   2,308,000  24,995
Hitachi Ltd. ADR  3,900  429
Intel Corp.   509,900  30,658
Kyocera Corp.   106,000  8,652
Micron Technology, Inc.   92,100  7,322
Motorola, Inc.   20,500  1,566
Nichicon Corp.   420,000  5,644
Nitto Denko Corp.   481,000  7,283
Rohm Co. Ltd.   121,000  7,595
Ryoyo Electro Corp. Ord.   150,000  3,595
SGS Thomson Microelectronics NV (a)  18,200  885
Samsung Display Devices Ltd.   7,600  660
Samsung Electronics Co. Ltd.:
 GDR partial dividend (e)  48  6
 GDR representing shares (non-vtg.) (e)  3,186  222
 GDR representing shares (a)(e)  647  77
 GDR (vtg.) (e)  361  43
 (New) (a)  166  35
 (vtg.)  13,456  3,160
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Solectron Corp. (a)  156,300 $ 6,174
TDK Corp.   24,000  1,227
Thomas & Betts Corp.   9,600  620
Toshiba Corp.   357,000  2,595
Vishay Intertechnology, Inc.   15,000  630
Yageo Corp. GDR (a)(e)  38,000  485
Zycon Corp.   8,600  103
  120,861
PHOTOGRAPHIC EQUIPMENT - 0.4%
Fuji Photo Film Co. Ltd.   483,000  11,963
TOTAL TECHNOLOGY   335,565
TRANSPORTATION - 1.4%
AIR TRANSPORTATION - 0.2%
AMR Corp. (a)  12,200  880
Atlantic Southeast Airlines, Inc.   15,000  351
Atlas Air, Inc. (a)  2,900  65
Comair Holdings, Inc.   30,000  795
Delta Air Lines, Inc.   26,900  1,863
KLM Royal Dutch Airlines Ord.   18,643  654
Korean Air  35,736  1,296
Midwest Express Holdings, Inc.   2,600  59
Southwest Airlines Co.   35,600  899
  6,862
RAILROADS - 1.0%
Burlington Northern Sante Fe Corp.   84,000  6,090
CSX Corp.   156,700  13,182
Canadian Pacific Ltd. Ord.   70,600  1,131
Conrail, Inc.   1,100  76
Illinois Central Corp., Series A  40,400  1,581
Southern Pacific Rail Corp. (a)  190,679  4,624
Wisconsin Central Transportation Corp. (a)  22,300  1,489
  28,173
SHIPPING - 0.1%
Han Jin Transportation Co. (a)  16,312  599
Kawasaki Kisen Kaisha Ltd. (a)  294,000  884
Shun Tak Holdings Ltd.   868,000  685
  2,168
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 0.1%
Expeditors International of Washington, Inc.   1,100 $ 30
Fritz Companies, Inc. (a)  9,200  678
Hunt (J.B.) Transport Services, Inc.   70,100  1,060
Roadway Services, Inc.   26,400  1,313
TNT Freightways Corp.   7,800  147
  3,228
TOTAL TRANSPORTATION   40,431
UTILITIES - 6.4%
CELLULAR - 1.2%
Advanced Information Services (For. Reg.)  85,200  1,372
AirTouch Communications, Inc. (a)  89,200  2,732
Arch Communications Group, Inc. (a)  24  1
BCE Mobile Communications, Inc. (a)  61,400  1,899
Cellular Communications, Inc., Series A (a)  5,800  316
Korea Mobile Telecommunications Corp.   670  638
Palmer Wireless, Inc. (a)  56,300  1,253
Security Services Ord.   160,000  2,563
Vanguard Cellular Systems, Inc. Class A (a)  11,600  297
Vodafone Group PLC  48,700  204
Vodafone Group PLC sponsored ADR  543,700  22,292
  33,567
ELECTRIC UTILITY - 1.4%
Central Costanera SA ADR (e)  12,200  296
China Light & Power Co. Ltd.   988,000  5,111
Consolidated Edison Co. of New York, Inc.   1,200  36
Consolidated Electric Power Asia Ltd.   3,472,000  6,960
Electrobras PN Class B  9,918,200  3,060
Hong Kong Electric Holdings Ord.   1,224,000  4,092
Huaneng Power International, Inc. Class N
sponsored ADR  70,000  1,208
Korea Electric Power Corp.   171,400  6,932
Light Servicos de Electricidade SA Ord.   15,689,200  5,845
Meralco Class B  60,000  458
Scottish Power PLC ADR  98,000  546
Union Electrica Fenosa SA  63,500  307
Veba AG Ord.   113,000  4,488
  39,339
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES -  CONTINUED
GAS - 0.1%
Enron Corp.   13,400 $ 449
ENSERCH Corp.   10,100  167
Gas Natural SDG SA Series E  5,000  630
MCN Corp.   23,800  470
  1,716
TELEPHONE SERVICES - 3.7%
AT&T Corp.   23,000  1,512
Ameritech Corp.   163,200  8,507
Bell Atlantic Corp.   85,900  5,272
BellSouth Corp.   83,700  6,121
DDI Corp. Ord.   238  1,952
Frontier Corp.   81,200  2,162
Indosat (Indonesia Satellite) sponsored ADR  79,000  2,775
Koninklijke PPT Nederland  85,000  3,005
LCI International, Inc. (a)  20,000  393
MFS Communications, Inc. (a)  10,000  438
NYNEX Corp.   184,900  8,829
Pacific Telesis Group  20,000  615
Philippine Long Distance Telephone Co. sponsored ADR 19,200 1,274 Portugal Telecom SA sponsored ADR (a) 58,600 1,128
SBC Communications, Inc.   185,584  10,207
Telebras:
 ON   100,000,000  4,019
 PN   301,447,102  14,377
Telecom Argentina Class B sponsored ADR  38,000  1,591
Telecom Argentina Stet France Telecom SA  111,900  470
Telecom Italia Mobile Spa (a)  1,610,700  2,674
Telecom Italia Ord.   1,610,700  2,633
Tele Danmark AS Class B  10,000  517
Telefonica de Argentina SA:
 Class B  219,000  526
 sponsored ADR  15,000  358
Telefonica de Espana SA Ord.   82,300  1,133
Telefonos de Mexico SA sponsored ADR representing
shares Ord. Class L  75,000  2,381
Telepar PN  2,443,600  872
Telesp PN  84,151,449  13,803
Tel-Save Holdings, Inc.   2,700  42
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Thai Telephone & Telecommunication PCL (For. Reg.) (a) 300,000 $ 2,092 U.S. Long Distance Corp. (a) 20,000 301
WorldCom, Inc. (a)  99,900  3,209
  105,188
WATER - 0.0%
Generale des Eaux  10,094  970
Yorkshire Water Ord.   19,400  191
  1,161
TOTAL UTILITIES   180,971
TOTAL COMMON STOCKS
(Cost $1,777,614)   2,014,254
PREFERRED STOCKS - 1.0%
CONVERTIBLE PREFERRED STOCKS - 0.5%
BASIC INDUSTRIES - 0.0%
METALS & MINING - 0.0%
Reynolds Metals Co. $3.31  14,100  730
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Chrysler Corp., Series A, $4.625 (e)  8,000  1,184
General Motors Corp. $3.25  200  13
  1,197
ENERGY - 0.0%
OIL & GAS - 0.0%
Atlantic Richfield Co. exchangeable $.5575  32,500  829
Unocal Corp. $3.50 (e)  5,400  289
  1,118
HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
U.S. Surgical Corp. $2.20 (e)  256,100  7,683
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Westinghouse Electric Corp. $1.30 (e)  32,600  489
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
NONDURABLES - 0.0%
TOBACCO - 0.0%
RJR Nabisco Holdings Corp., Series C,
depositary shares representing 1/10 shares  96,400 $ 651
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
exchangeable pay-in-kind $3.52 (a)  18,200  528
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
Ceridian Corp. 3 1/2%  16,800  1,630
ELECTRONICS - 0.0%
Alpine Group, Inc. 8% cumulative  713  32
TOTAL TECHNOLOGY   1,662
TOTAL CONVERTIBLE PREFERRED STOCKS   14,058
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Henkel KGAA   1,400  529
IRON & STEEL - 0.0%
COSIPA (CIA Sidurg Paulista) Class B (a)  300,000  532
Dongbu Steel Co. Ltd.   15,400  261
  793
PAPER & FOREST PRODUCTS - 0.0%
S D Warren Co. exchangeable pay-in-kind (a)  17,700  531
TOTAL BASIC INDUSTRIES   1,853
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Hyundai Motor Service Co. Ltd.   3,100  92
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  161,200 $ 469
FINANCE - 0.1%
INSURANCE - 0.0%
SAI Sta Assicuratrice Industriale Spa  48,900  222
SECURITIES INDUSTRY - 0.1%
Fleming Russia Securities Fund (a)  232,693  1,658
TOTAL FINANCE   1,880
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Cablevision System Corp., Series G
exchangeable pay-in-kind (e)  14,300  1,444
PUBLISHING - 0.0%
News Corp. Ltd. (ltd. vtg.)  150,000  743
TOTAL MEDIA & LEISURE   2,187
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B,
exchangeable pay-in-kind $14.875  4,600  474
TECHNOLOGY - 0.2%
COMPUTER SERVICES & SOFTWARE - 0.2%
SAP AG  29,000  4,726
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Stet (Societa Finanziaria Telefonica) Spa  639,000  1,484
TOTAL NONCONVERTIBLE PREFERRED STOCKS   13,165
TOTAL PREFERRED STOCKS
(Cost $22,627)   27,223
CORPORATE BONDS - 3.3%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
CONVERTIBLE BONDS - 0.2%
BASIC INDUSTRIES - 0.0%
IRON & STEEL - 0.0%
Essar Gujarat Ltd. euro 5 1/2%, 8/5/98  - $ 420 $ 416
METALS & MINING - 0.0%
Walsin Lihwa Corp. euro 3 1/4%, 6/16/04  -  500  570
PAPER & FOREST PRODUCTS - 0.0%
Stone Consolidated Corp. 8%, 12/31/03  - CAD 840  808
TOTAL BASIC INDUSTRIES   1,794
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Cooper Industries, Inc. 7.05%, 1/1/15  A3  363  365
TECHNOLOGY - 0.2%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Acer, Inc. 4%, 6/10/01  -  200  640
Unisys Corp. 8 1/4%, 8/1/00  B2  150  150
  790
ELECTRONICS - 0.2%
United Microelectronics Corp. euro
1 1/4%, 6/8/04  -  3,730  5,987
TOTAL TECHNOLOGY   6,777
TOTAL CONVERTIBLE BONDS   8,936
NONCONVERTIBLE BONDS - 3.1%
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.0%
IMC Fertilizer Group, Inc.
10 1/8%, 6/15/01  B1  730  781
PAPER & FOREST PRODUCTS - 0.2%
Empaques Ponderosa SA euro
8 3/4%, 12/6/96  -  5,940  5,702
TOTAL BASIC INDUSTRIES   6,483
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Building Materials Corp. of America 8 7/8%,
7/1/04 (c)  B1 $ 4,260 $ 2,652
Cemex SA 8 7/8%, 6/10/98 (e)  Ba3  571  537
Cemex SA and Tolmex SA de CV euro
8 7/8%, 6/10/98  Ba2  377  354
Tolmex SA de CV 8 3/8%, 11/1/03  Ba3  1,133  901
  4,444
CONSTRUCTION - 0.2%
U.S. Home Corp. 9 3/4%, 6/15/03  Ba3  5,530  5,502
TOTAL CONSTRUCTION & REAL ESTATE   9,946
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Hat Brands, Inc., Series B, 12 5/8%, 9/15/02  -  250  263
Samsonite Corp. 11 1/8%, 7/15/05 (e)  B2  430  415
  678
ENERGY - 0.2%
ENERGY SERVICES - 0.1%
Falcon Drilling, Inc. 9 3/4%, 1/15/01  B2  1,920  1,910
INDEPENDENT POWER - 0.0%
Consolidated Hydro, Inc., Series B,
0%, 7/15/03 (c)  -  1,110  577
OIL & GAS - 0.1%
Mesa Capital Corp. secured 12 3/4%,
6/30/98 (c)  Caa  2,439  2,247
TOTAL ENERGY   4,734
FINANCE - 0.3%
BANKS - 0.1%
Bancomer SA 9%, 6/1/00 (e)  Ba2  2,500  2,094
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
INSURANCE - 0.2%
American Annuity Group, Inc.
11 1/8%, 2/1/03  Ba3 $ 840 $ 882
American Life Holdings Co. 11 1/4%, 9/15/04  B1  830  876
Reliance Financial Services:
9.273%, 11/1/00  BBB  680  680
 10.36%, 12/1/00  BBB  820  832
Reliance Group:
9%, 11/15/00  Ba3  2,940  2,925
 9 3/4%, 11/15/03  B1  690  687
  6,882
TOTAL FINANCE   8,976
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
IMO Industries, Inc. 12%, 11/1/00  B3  220  226
MEDIA & LEISURE - 1.3%
BROADCASTING - 0.7%
Bell Cablemedia PLC 0%, 9/15/05 (c)(e)  B2  2,250  1,328
Chancellor Broadcasting 12 1/2%, 10/1/04  B3  530  551
Citicasters, Inc. 9 3/4%, 2/15/04  B-  4,525  4,548
PTI Holdings, Inc. 7%, 12/17/02  -  120  72
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  1,250  1,284
SCI Television, Inc. secured:
7 1/2%, 6/30/98 (f)  -  3,445  3,445
 11%, 6/30/05  B2  8,136  8,634
Telewest PLC 0%, 10/1/07 (c)  B1  1,020  593
Univision Network Holding LP 7%, 12/17/02  -  870  522
  20,977
LODGING & GAMING - 0.6%
Bally's Casino Holdings, Inc.
10 1/2%, 6/15/98  B2  2,270  1,728
California Hotel Finance Corp. gtd.
11%, 12/1/02  B2  5,705  5,947
GNF Corp., Series B, 10 5/8%, 4/1/03  B2  1,150  1,006
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Grand Casino Resorts, Inc. gtd. 1st Mtg.
12 1/2%, 2/1/00  Ba3 $ 3,080 $ 3,450
Harrah's Jazz Co. 14 1/4%, 11/15/01  B1  1,805  1,697
Players International, Inc. 10 7/8%,
4/15/05 (e)  Ba3  320  305
Showboat, Inc. 13%, 8/1/09  B2  360  389
Stratosphere Corp. 14 1/4%, 5/15/02  B2  1,440  1,523
  16,045
TOTAL MEDIA & LEISURE   37,022
NONDURABLES - 0.3%
BEVERAGES - 0.0%
Dr. Pepper/Seven-Up Companies, Inc. 0%,
11/1/02 (c)  Baa1  450  407
HOUSEHOLD PRODUCTS - 0.3%
Revlon Worldwide Corp. secured 0%, 3/15/98  B3  10,154  7,425
TOTAL NONDURABLES   7,832
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Apparel Retailers, Inc. 0%, 8/15/05 (c)  Caa  700  434
Lamonts Apparel Corp. 10 1/4%,
11/1/99 pay-in-kind (e)(j)  -  1,584  729
  1,163
GENERAL MERCHANDISE STORES - 0.0%
Parisian, Inc. 9 7/8%, 7/15/03  Caa  1,275  1,084
TOTAL RETAIL & WHOLESALE   2,247
SERVICES - 0.0%
Borg Warner Security Corp. 9 1/8%, 5/1/03  Caa  470  395
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.3%
COMMUNICATIONS EQUIPMENT - 0.1%
Echostar Communications Corp. Unit 0%,
6/1/04 ($1,000 Sr. secured disc.
notes & 6 warrants) (c)  Caa $ 3,830 $ 2,039
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Unisys Corp. 9 3/4%, 9/15/96  Ba3  2,000  2,040
ELECTRONICS - 0.1%
Grupo Condumex SA de CV
6 1/4%, 7/27/96  -  1,720  1,662
TOTAL TECHNOLOGY   5,741
UTILITIES - 0.1%
CELLULAR - 0.1%
Mobilmedia Communications, Inc.
0%, 12/1/03 (c)  B3  2,610  1,905
ELECTRIC UTILITY - 0.0%
Del Norte Funding Corp. 9.05%, 1/2/93 (j)  Ca  170  106
El Paso Funding Corp. lease oblig. (j):
9 3/8%, 10/1/96  Ca  190  119
 9.20%, 7/2/97  Ca  70  44
  269
TOTAL UTILITIES   2,174
TOTAL NONCONVERTIBLE BONDS   86,454
TOTAL CORPORATE BONDS
(Cost $95,276)   95,390
U.S. TREASURY OBLIGATIONS - 12.4%
6 1/4%, 2/15/03 (k)  Aaa  120,585  121,263
10 3/4%, 5/15/03  Aaa  15,700  20,000
11 1/4%, 8/15/03  Aaa  8,970  11,682
11 7/8%, 11/15/03  Aaa  12,110  16,428
U.S. TREASURY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
12 3/8%, 5/15/04  Aaa $ 3,030 $ 4,255
11 3/4%, 2/15/10  Aaa  22,160  30,615
12 3/4%, 11/15/10  Aaa  700  1,029
7 5/8%, 2/15/25  Aaa  110,260  124,852
6 7/8%, 8/15/25  Aaa  23,830  25,040
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $343,423)   355,164
COMMERCIAL MORTGAGE SECURITIES - 0.3%
American Southwest Financial Securities
commercial Series 1994-C2 Class B2,
14.1868%, 12/25/01 (e)(f)  -  820  808
CBA Mortgage Corp. commercial Series 1993-C1
Class E, 7.1542%, 12/25/03 (e)(f)  Ba2  741  636
CS First Boston Mortgage Securities Corp.
commercial Series 1994-CFB1 Class E,
0%, 1/25/28 (e)(f)  Ba2  1,053  855
Oregon pass thru certificates commercial Series
1995 Class 1-E, 9.9621%, 6/25/26 (e)(f)  BB  580  505
Resolution Trust Corp. commercial Series:
1994-C2 Class G, 8%, 4/25/25  B  562  468
SKW Real Estate LP commercial Series II
Class E, 11%, 4/15/05 (e)  B  1,200  1,196
 1994-C1 Class E, 8%, 6/25/26  BB  854  726
SML, Inc. commercial Series 1994-C1:
 Class B-3, 11.69%, 9/18/99  -  1,000  935
 Class C, 9.20%, 9/18/99 (d)  -  1,325  881
Structured Asset Securities Corp.
commercial Series 1995-C1, Class D,
7 3/8%, 9/25/24  BBB  650  598
Whitehall Partners commercial Series 1995-C1
Class E, 8.01%, 7/20/25 (e)  -  250  231
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,557)   7,839
COMPLEX MORTGAGE SECURITIES - 0.0%
INTEREST ONLY STRIPS - 0.0%
SML, Inc. commercial Series 1994-C1
Class S, 0.81% 9/18/99 (g)
(Cost $936)  -  31,799  755
FOREIGN GOVERNMENT OBLIGATIONS (H) - 5.5%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
Brazil Federative Republic IDU euro
6.6875%, 1/1/01 (f)  B1 $ 36,262 $ 30,822
Germany Federal Republic of
6 1/2%, 7/15/03  Aaa DEM 30,000  21,003
Mexico Value Recovery (rights 6/30/03) (a)  -  63,995  1
New Zealand Government 8%, 4/15/04  Aaa NZD 7,500  4,982
Poland Government Brady (e)(f):
discount 7 1/8%, 10/27/24  -  2,340  1,811
 past due interest 3 1/4%, 10/27/14  -  1,297  818
Province of Chaco, Argentina
11 7/8%, 9/10/97 (d)  -  733  751
Republic of Ecuador Brady (e)(f):
discount 6 3/4%, 12/21/04  -  2,769  1,537
 past due interest 6 13/16%, 2/28/15  -  2,206  648
Siderurgica Brasileiras SA Inflation Indexed
6%, 8/15/99 (l)  - BRR 114,277  16,010
Treuhandanstalt:
 6 7/8%, 6/11/03  Aaa DEM 45,000  32,135
 6 5/8%, 7/9/03  AAA DEM 64,850  45,665
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $152,720)   156,183
INDEXED SECURITIES - 0.9%
COMMODITY INDEXED - 0.9%
Goldman Sachs Group, L.P. note 5 5/8%,
1/31/96 (indexed to gold price)    12,750  12,759
Morgan Guaranty Trust Co. cert. of dep.:
5 3/4%, 10/10/95 (indexed to platinum price)    1,630  1,588
 5.6992%, 10/11/95 (indexed to platinum price)    1,960  1,912
 5.617%, 1/11/96 (indexed to gold price)    9,050  9,042
TOTAL INDEXED SECURITIES
(Cost $25,390)   25,301
PURCHASED BANK DEBT - 0.0%
Socialist Republic of Vietnam loans restructured
under 1985 agreement (a)
(Cost $1,234)    2,500  1,234
REPURCHASE AGREEMENTS - 6.1%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S)
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.46% dated
9/29/95 due 10/2/95  $ 174,689 $ 174,595
PURCHASED OPTIONS - 0.0%
 AMOUNTS IN THOUSANDS  EXPIRATION DATE/ UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE
PURCHASED OPTIONS - 0.0%
178 Merrill Lynch Capital Markets PLC OTC
Put Option on S&P 500 Stock Index
(Cost $2,100)     Nov. 95/561.20 $ 104,136  469
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,603,472)  $ 2,858,407
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED     DATE AMOUNT
AT VALUE GAIN/(LOSS)
PURCHASED
677 Midcap 400 Stock Index Contracts   Dec. 1995 $ 73,725 $ (652)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%
FORWARD FOREIGN CURRENCY CONTRACTS
AMOUNTS IN THOUSANDS  SETTLEMENT  UNREALIZED
  DATE VALUE GAIN/(LOSS)
CONTRACTS TO SELL
 104,681,941 DEM 10/4/95 $ 73,335 $ 911
(Receivable amount $74,246)
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%
CURRENCY ABBREVIATIONS
BRR - Brazilian real
CAD - Canadian dollar
DEM - German deutsche mark
NZD - New Zealand dollar
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Province of Chaco,
 Argentina 11 7/8%,
 9/10/97 3/9/94 $ 769
SML, Inc. commercial
 Series 1994-C1 Class C,
 9.20%, 9/18/99 8/11/94 $ 862
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,540,000 or 1.3% of net assets.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
8. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
9. Principal amount is stated in United States dollars unless otherwise noted.
10. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
11. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,508,000.
12. Principal amount shown is original face amount and does not reflect the inflation adjustments.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 14.5% AAA, AA, A 16.0%
Baa 0.0% BBB  0.1%
Ba 0.7% BB  0.8%
B 2.5% B  1.2%
Caa 0.2% CCC  0.1%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 1.7%.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  65.0%
Japan  7.9
Germany  4.2
Brazil  3.6
Hong Kong  2.6
Canada  2.4
United Kingdom  2.2
Malaysia  2.1
Korea  1.3
Others (individually less than 1%)  8.7
TOTAL  100.0%
INCOME TAX INFORMATION
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $2,606,242,000. Net unrealized appreciation aggregated $252,165,000, of which $316,016,000 related to appreciated investment securities and $63,851,000 related to depreciated investment securities.
The fund hereby designates $1,725,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund has elected to defer to its fiscal year ending September 30, 1996 $32,143,000 of losses recognized during the period November 1, 1994 to September 30, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) SEPTEMBER 30, 1995


ASSETS

Investment in securities, at value (including repurchase               $ 2,858,407
agreements of $174,595) (cost $2,603,472) - See
accompanying schedule

Cash                                                                    413

Receivable for investments sold                                         22,594

Unrealized appreciation on foreign currency contracts                   911

Receivable for fund shares sold                                         4,668

Dividends receivable                                                    4,536

Interest receivable                                                     9,801

Other receivables                                                       116

 TOTAL ASSETS                                                           2,901,446

LIABILITIES

Payable for investments purchased                           $ 41,721

Payable for fund shares redeemed                             6,644

Accrued management fee                                       1,696

Payable for daily variation on futures contracts             203

Other payables and accrued expenses                          882

 TOTAL LIABILITIES                                                      51,146

NET ASSETS                                                             $ 2,850,300

Net Assets consist of:

Paid in capital                                                        $ 2,604,888

Undistributed net investment income                                     22,089

Accumulated undistributed net realized gain (loss) on                   (31,861)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           255,184
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 191,507 shares outstanding                             $ 2,850,300

NET ASSET VALUE, offering price and redemption price per                $14.88
share ($2,850,300 (divided by) 191,507 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED SEPTEMBER 30, 1995


INVESTMENT INCOME                                                      $ 31,146
Dividends

Interest                                                                88,106

 TOTAL INCOME                                                           119,252

EXPENSES

Management fee                                             $ 20,425

Transfer agent fees                                         7,354

Accounting fees and expenses                                768

Non-interested trustees' compensation                       24

Custodian fees and expenses                                 525

Registration fees                                           36

Audit                                                       26

Legal                                                       23

Interest                                                    3

Miscellaneous                                               64

 Total expenses before reductions                           29,248

 Expense reductions                                         (174)       29,074

NET INVESTMENT INCOME                                                   90,178

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (62,349)

 Foreign currency transactions                              (4,735)

 Futures contracts                                          9,510       (57,574)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      217,485

 Assets and liabilities in foreign currencies               3,823

 Futures contracts                                          1,759       223,067

NET GAIN (LOSS)                                                         165,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 255,671
FROM  OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          SEPTEMBER 30,   SEPTEMBER 30,
                                                          1995            1994


INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 90,178        $ 64,499
Net investment income

 Net realized gain (loss)                                  (57,574)        11,343

 Change in net unrealized appreciation (depreciation)      223,067         (42,372)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           255,671         33,470
FROM  OPERATIONS

Distributions to shareholders                              (59,879)        (19,851)
From net investment income

 From net realized gain                                    -               (39,839)

 In excess of net realized gain                            (18,902)        (5,132)

 TOTAL DISTRIBUTIONS                                       (78,781)        (64,822)

Share transactions                                         848,263         3,355,758
Net proceeds from sales of shares

 Reinvestment of distributions                             77,855          63,888

 Cost of shares redeemed                                   (1,323,295)     (1,560,750)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (397,177)       1,858,896
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (220,287)       1,827,544

NET ASSETS

 Beginning of period                                       3,070,587       1,243,043

 End of period (including undistributed net investment    $ 2,850,300     $ 3,070,587
income of $22,089 and $27,680, respectively)

OTHER INFORMATION
Shares

 Sold                                                      62,951          237,619

 Issued in reinvestment of distributions                   6,016           4,613

 Redeemed                                                  (98,213)        (111,723)

 Net increase (decrease)                                   (29,246)        130,509



FINANCIAL HIGHLIGHTS

                                   YEARS ENDED SEPTEMBER 30,                               DECEMBER 30, 1991
                                                                                           (COMMENCEMENT OF
                                                                                           OPERATIONS) TO
                                                                                           SEPTEMBER 30,

                                   1995                        1994 F        1993          1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 13.91                     $ 13.77       $ 11.16       $ 10.00
of period

Income from Investment
Operations

 Net investment income              .26                         .13           .18           .14

 Net realized and unrealized        1.07                        .61 D         2.66          1.02
gain (loss)

 Total from investment              1.33                        .74           2.84          1.16
operations

Less Distributions                  (.27)                       (.18)         (.15)         -
From net investment income

 From net realized gain             -                           (.37)         (.08)         -

 In excess of net realized gain     (.09)                       (.05)         -             -

 Total distributions                (.36)                       (.60)         (.23)         -

Net asset value, end of period     $ 14.88                     $ 13.91       $ 13.77       $ 11.16

TOTAL RETURN B, C                   9.95%                       5.39%         25.83%        11.60%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 2,850,300                 $ 3,070,587   $ 1,243,043   $ 94,416
(000 omitted)

Ratio of expenses to average        1.03%                       1.15%         1.19%         1.64% A
net assets                                                                   E

Ratio of expenses to average        1.02%                       1.15%         1.19%         1.64% A
net assets after expense
reductions

Ratio of net investment income      3.16%                       2.64%         3.02%         3.50% A
to average net assets

Portfolio turnover rate             119%                        104%          97%           693% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain
(loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the captions "Purchased Options," and "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS - CONTINUED
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,632,000 or 0.1% of net assets
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,941,011,000 and $2,881,565,000, respectively, of which U.S. government and government agency obligations aggregated $705,033,000 and $768,668,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $438,393,000 and $600,521,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .40%. For the period, the management fee was equivalent to an annual rate of .72% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period October 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $823,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $7,994,000 and $6,510,000, respectively. The weighted average interest rate was 5.9%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $174,000 under this arrangement.
7. LITIGATION.
The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager: Growth:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager: Growth (a fund of Fidelity Charles Street Trust) at September 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Asset Manager: Growth's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
November 7, 1995
DISTRIBUTIONS


A total of 20.9% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 40.0% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602





INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Robert Beckwitt, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H . Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager(trademark)
Asset Manager: Growth
Asset Manager: Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions 1-800-544-7777
Mutual Fund Quotes  1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
Tax Reporting 1-800-544-1877
TDD Service 1-800-544-0118
 (for the deaf and hearing impaired)
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

SHORT-TERM INCOME
FUND
ANNUAL REPORT
SEPTEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     21   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    28   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the fund's life of fund total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995                       PAST 1   LIFE OF
                                                       YEAR     FUND

Spartan Short-Term Income Fund                         4.33%    12.00%

Lehman Brothers 1-3 Year Government-Corporate
 Bond Index                                            8.29%    15.15%

Average Short Investment Grade Bond Fund               7.95%    n/a

Consumer Price Index                                   2.54%    8.42%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 1, 1992. For example, if you invested $1,000 in a fund that had a
5% return, over the past year, the value of your investment would be
$1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government-Corporate Bond Index - a broad measure of the performance of the short-term bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average short investment grade bond fund, which reflects the performance of 136 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995                            PAST 1   LIFE OF
                                                            YEAR     FUND

Spartan Short-Term Income Fund                              4.33%    3.85%

Lehman Brothers 1-3 Year Government-Corporate Bond          8.29%    4.81%
Index

Average Short Investment Grade Bond Fund                    7.95%    n/a

Consumer Price Index                                        2.54%    2.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Spartan Sho1-3 Year Gov
     10/01/92   10000.00    10000.00
     10/31/92    9933.83     9939.84
     11/30/92    9941.15     9925.83
     12/31/92   10033.23    10019.57
     01/31/93   10177.58    10126.50
     02/28/93   10293.46    10209.11
     03/31/93   10359.82    10242.28
     04/30/93   10422.38    10306.56
     05/31/93   10447.70    10283.07
     06/30/93   10563.40    10360.95
     07/31/93   10625.81    10384.64
     08/31/93   10730.26    10471.58
     09/30/93   10769.15    10505.37
     10/31/93   10828.20    10529.88
     11/30/93   10852.94    10532.97
     12/31/93   10937.02    10575.62
     01/31/94   11008.69    10642.99
     02/28/94   10928.78    10578.50
     03/31/94   10722.16    10524.11
     04/30/94   10602.28    10484.15
     05/31/94   10704.77    10498.36
     06/30/94   10566.90    10525.97
     07/31/94   10645.16    10621.77
     08/31/94   10701.15    10657.62
     09/30/94   10734.70    10633.92
     10/31/94   10721.91    10658.23
     11/30/94   10730.94    10613.53
     12/31/94   10431.41    10633.72
     01/31/95   10514.42    10779.79
     02/28/95   10616.21    10928.94
     03/31/95   10675.48    10990.96
     04/30/95   10781.00    11090.46
     05/31/95   10960.94    11282.47
     06/30/95   11029.96    11343.87
     07/31/95   11074.81    11389.19
     08/31/95   11144.76    11458.21
     09/29/95   11201.30    11514.86

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Short-Term Income Fund on October 1, 1992, when the fund started. As the chart shows, by September 30, 1995, the value of your investment would have grown to $11,201 - a 12.01% increase on your initial investment. This assumes you still owned the fund on September 30, 1995, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers 1-3 Year Government-Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,515 - a 15.15% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED SEPTEMBER 30,          OCTOBER 1, 1992
                                         (COMMENCEMENT OF
                                         OPERATIONS) TO

      1995                        1994   SEPTEMBER 30, 1993

Dividend return                6.49% A   6.19% A   7.79%

Capital appreciation return    -2.16%    -6.53%    -0.11%

Total return                   4.33%     -0.34%    7.68%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED SEPTEMBER 30, 1995   PAST          PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

Dividends per share A              4.63(cents)   28.78(cents)   58.45(cents)

Annualized dividend rate           6.16%         6.31%          6.43%

30-day annualized yield            5.73%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.14 over the past month, $9.10 over the past six months and $9.09 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE FUND'S INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 14.2(CENTS) PER SHARE ARE EXPECTED TO BE A NON-TAXABLE RETURN OF CAPITAL. DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 11.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND ON YOUR SHARE ACTIVITY AND WILL BE REPORTED TO YOU IN JANUARY 1996.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
U.S. bond markets posted strong
returns during the 12 months
ended September 30, 1995. For
the 12-month period, the Lehman
Brothers Aggregate Bond Index
- a broad measure of U.S.
taxable bonds - posted a total
return of 14.06%. A strong rally
starting in November 1994 helped
bonds recover from the effects of
the sharply rising interest rate
environment seen earlier that
year. Indications of a slowing
economy and a relative
absence of inflation pressures
encouraged bond investors,
helping to push interest rates
down. Monetary policy also
played a role in the bond market's
performance. In an effort to thwart
the possibility of a recession, the
Federal Reserve Board lowered
the fed funds rate - the rate banks
charge each other for overnight
loans - by 0.25% in July to
5.75%, after a string of seven
successive interest rate increases
in 1994 and early 1995.
Mortgage-backed securities rode
along with the rally. The
Salomon Brothers Mortgage
Index returned 13.46% during the
period.
An interview with Charles Morrison, Portfolio Manager of Spartan Short-Term Income Fund
Q. CHARLIE, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended September 30, 1995, the fund had a total return of 4.33%. During the same period, the average short investment grade bond fund returned 7.95%, according to Lipper Analytical Services, and the Lehman Brothers 1-3 Year Government-Corporate Bond Index was up 8.29%.
Q. WHAT ACCOUNTED FOR THE FUND'S SUBPAR PERFORMANCE?
A. The fund's 12-month performance was markedly affected by emerging market debt investments, especially in Mexico, that it held in the latter part of 1994 and the beginning of 1995. After I assumed management responsibility for the fund in February, I significantly reduced the fund's emerging market debt investments. The fund currently holds less than 0.5% of its total assets in emerging market, dollar-denominated debt, and I don't intend to invest abroad in the foreseeable future. If we were to look at the fund's performance over the past six months, we would see that it has performed much better. Over that period, the fund posted a return that is much more in line with its peers and the short-term government/corporate market.
Q. WHERE HAVE YOU FOUND INVESTMENT OPPORTUNITIES?
A. There have been three main areas within the market where I have recently taken advantage of attractive opportunities. First, I have reduced the overall corporate exposure within the fund to try to take advantage of historically tight yield spreads - or the difference in yield between corporate and Treasury bonds with similar maturities. Although both the fundamentals - factors relating to the fiscal health of issuers - and technicals - the supply of and demand for corporate issues - of the corporate market are in good shape, the valuation of that market is increasingly less attractive because corporates have become relatively expensive. Second, I've added to the fund's commercial mortgage-backed investments, which made up 12.0% of the fund at the end of the period. This market continues to present itself as a cheap alternative to similarly rated corporate securities. It has done well over the past six months, as the market has matured and the buyer universe has grown, increasing liquidity. By reducing corporates and buying higher-rated - primarily AAA-rated - commercial mortgage-backed securities, I have increased the overall credit quality of the fund.
Q. AND THE THIRD AREA?
A. I have taken advantage of the flattening of the yield curve - when the yield difference between long-term rates and short-term rates diminishes - by selling very short, three- to six-month securities and long, five-year securities and purchasing two-year issues. This makes sense to me given the relative historical flatness of the yield curve, and limits the risk to the fund should the curve steepen, with long rates going up more than short rates. I should add that I have moved the fund's duration - its sensitivity to changes in interest rates - so that it is more in line with the duration of the fund's benchmark index, the Lehman Brothers 1-3 Year Government-Corporate Bond Index. In this way, I manage the fund to reflect that part of the market, while looking to actively position the fund to provide outperformance, using research to find opportunities.
Q. DID CURRENCIES AFFECT THE FUND?
A. In general, currencies were a negative factor during the fund's fiscal year. The fund realized currency losses from selling some bonds whose currencies had weakened versus the dollar. Most of these currency losses were realized early in the fiscal year when the fund was eliminating a lot of its foreign holdings. Going forward, I don't expect to be making significant investments in non dollar-denominated bonds. For tax purposes, these currency losses will cause part of this year's dividend to be treated as a return of capital, which won't be taxable to the fund's shareholders. The exact amount will be reported on shareholders' 1995 tax information that we'll be sending out in January.
Q. WHAT'S YOUR OUTLOOK?
A. I consider the fund to be defensively positioned at this time. This comes not from a particular concern over the direction of the economy, but more from the historically high valuations that exist within many of the investment alternatives available in the short end of the market. I will continue to focus on special situations that look to provide value in the market, but don't expect to significantly change the overall structure of the fund until we see greater variations within the various subsectors of the market, such as corporates and mortgages.
FUND FACTS
GOAL: high current income
START DATE: October 1, 1992
SIZE: as of September 30,
1995, more than $521 million
MANAGER: Charles Morrison,
since February 1995; also
manages Fidelity Advisor
Short Fixed-Income Fund
and Fidelity Short-Term Bond
Portfolio, both since
February 1995; vice
president of Fidelity
Management Trust
Company, since 1992; joined
Fidelity in 1987
(checkmark)
CHARLIE MORRISON ON THE
FEDERAL BUDGET AND THE FEDERAL
RESERVE BOARD:
"There has been a great deal
of discussion lately about
Washington's attempts to
reduce government spending
and the federal budget deficit.
Generally, reduced
government spending leads
to a drag on the economy. In
such a scenario, it would not
be unusual for the Federal
Reserve Board to ease
monetary policy by lowering
interest rates. This is similar to
how the Fed might increase
rates to curb growth and
inflation in a period of high
government spending.
"In terms of overall strategic
direction for the fund, I'll
continue to focus less on
active interest rate
forecasting and more on
adding value in the ways I
described in the last report.
These include
research-driven security
selection, market sector
rotation, yield curve
positioning and opportunistic
trading."
DISTRIBUTIONS
A total of 21.87% of the
dividends distributed during
the fiscal year was derived
from interest on U.S.
Government securities, that
generally is exempt from state
income tax. The fund will notify
shareholders in January 1996
of the applicable percentage
for use in preparing 1995
income tax returns.
INVESTMENT CHANGES


 QUALITY DIVERSIFICATION AS OF SEPTEMBER 30, 1995
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS
                                   6 MONTHS AGO

Aaa                  53.2           37.8

Aa                   0.7            1.1

A                    13.3           19.5

Baa                  17.4           22.8

Ba                   3.8            9.5

Not rated            10.4           7.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. SECURITIES RATED "BA" OR BELOW WERE RATED INVESTMENT GRADE OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY, BUT DOWNGRADED SUBSEQUENT TO ACQUISITION DATE. AVERAGE YEARS TO MATURITY AS OF SEPTEMBER 30, 1995
               6 MONTHS AGO

Years    2.3    2.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF SEPTEMBER 30, 1995
               6 MONTHS AGO

Years    1.7    1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF SEPTEMBER 30, 1995 * AS OF MARCH 31, 1995 **
Corporate bonds 39.8%
U.S. government
and government
agency
obligations 44.7%
CMOs and other
mortgage-related
securities 12.5%
Short-term and
other investments 3.0%
FOREIGN INVESTMENTS 0.7%
Corporate bonds 57.1%
U.S. government
and government
agency
obligations 29.4%
CMOs and other
mortgage-related
securities 9.9%
Short-term and
other investments 3.6%
FOREIGN INVESTMENTS 0.6%
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 12.5
Row: 1, Col: 3, Value: 44.7
Row: 1, Col: 4, Value: 39.8
Row: 1, Col: 1, Value: 3.6
Row: 1, Col: 2, Value: 9.9
Row: 1, Col: 3, Value: 29.4
Row: 1, Col: 4, Value: 57.1


*
**
INVESTMENTS SEPTEMBER 30, 1995

Showing Percentage of Total Value of Investments in Securities


NONCONVERTIBLE BONDS - 39.8%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
AEROSPACE & DEFENSE - 0.3%
SHIP BUILDING & REPAIR - 0.3%
Tennessee Gas Pipeline Co. 9 1/4%, 5/15/96  Baa2 $ 1,470 $ 1,495
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. 8 7/8%, 11/15/01  A3  2,990  3,270
PAPER & FOREST PRODUCTS - 0.3%
Boise Cascade Corp. 7 3/8%, 8/1/97  Baa3  1,310  1,327
TOTAL BASIC INDUSTRIES   4,597
ENERGY - 0.9%
OIL & GAS - 0.9%
McDermott, Inc. 7.95%, 7/2/97  Baa3  4,500  4,599
FINANCE - 23.1%
ASSET-BACKED SECURITIES - 12.3%
Toyota Auto Receivables Grantor Trust 6.15%,
1/15/99  Baa2  1,100  1,092
Boatmens Auto Trust 6.35%, 10/15/01  A2  610  607
Case Equipment Loan Trust 6.45%, 9/15/02  A3  1,330  1,319
Caterpillar Financial Asset Trust 6.65%, 6/25/00  A2  1,586  1,588
Chase Manhattan Credit Card Master Trust
8 3/4%, 8/15/99  Aaa  5,430  5,522
Concord Leasing, Inc. 5.04%, 7/15/98 (c)  AAA  2,041  2,001
Discover Card Master Trust I 6.90%, 2/16/00  A2  1,900  1,933
Discover Card Trust:
7 7/8%, 4/16/98  A2  450  453
  6 1/8%, 5/15/98   A2  3,300  3,292
Ford Credit Auto Loan Master Trust
5 5/8%, 10/15/97  Aaa  700  700
General Motors Acceptance Corp. Grantor Trust
1995-A, 7.15%, 3/15/00   Aaa  4,802  4,862
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  563  558
MBNA Master Credit Card Trust 7 3/4%,
10/15/98  Aaa  820  832
Midlantic Grantor Trust, Class B, 5.15%, 9/15/97  A1  13  13
Premier Auto Trust:
1992-5, 4.90%, 12/15/95  Aa3  1,004  994
 1993-3, 4.90%, 12/15/98  Aaa  4,680  4,624
 6.85%, 10/4/97  Aaa  6,900  6,940
 4.95%, 2/2/99  A2  201  198
 8.05%, 4/4/00  Aaa  4,500  4,700
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Standard Credit Card Master Trust 4.85%,
3/7/99  A2 $ 5,000 $ 4,889
Standard Credit Card Master Trust I:
8 1/2%, 8/7/97  Aaa  1,160  1,179
 8%, 10/7/97  Aaa  1,350  1,372
 8 1/4%, 10/7/97  A2  5,400  5,510
 7.65%, 2/15/00  A2  700  719
Standard Credit Card Master Trust I, participation
 certificate, 9%, 8/7/97  A2  5,000  5,117
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  770  773
United Federal Savings Bank Grantor Trust:
1994-B, 6.975%, 7/10/00  Baa2  679  682
 7.275%, 11/10/00  Baa2  609  614
Union Federal Savings 1994-D
8.20%, 1/10/01  Baa2  548  561
  63,644
BANKS - 6.7%
Bank of Boston Corp. 9 1/2%, 8/15/97  Baa1  850  899
Citicorp:
5.70%, 2/12/96  A2  2,000  1,996
 9.47%, 5/22/96  A2  250  255
First Fidelity Bancorporation 8 1/2%, 4/1/98  A3  950  997
First Tennessee National Corp.
7 3/8%, 12/1/97   -   536  536
First Union Corp. 6 3/4%, 1/15/98  A2  500  503
Keycorp 7.10%, 3/28/97  A1  1,180  1,193
Manufacturers Hanover Trust, NY euro 6.188%,
7/15/97 (b)  A3  8,950  8,932
Marine Midland Banks, Inc. 8 5/8%, 3/1/97  Baa1  1,285  1,320
Mellon Financial Co.:
6 1/8%, 11/15/95  A2  1,000  1,000
 6 1/2%, 12/1/97  A2  600  602
Meridian Bancorp, Inc. 6.00%, 12/1/96 (b)  Baa1  1,575  1,570
Shawmut Bank of Boston, NA euro 6.313%,
2/24/97 (b)  Baa2  5,250  5,243
Signet Banking Corp.:
6.00%, 5/15/97 (b)  Baa2  3,970  3,942
 6.0625%, 4/15/98 (b)  Baa2  5,950  5,883
  34,871
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.8%
Advanta Corp. 8.18%, 2/9/97  Baa3 $ 1,710 $ 1,748
Associates Corp. of North America:
6%, 12/1/95  Aa3  1,000  999
 6 7/8%, 1/15/97  Aa3  380  383
Beneficial Corp. 9.4%, 2/7/96  A2  200  202
Chrysler Financial Corp. euro
9 1/2%, 4/12/96  BBB+  520  528
Fleet Financial Group, Inc. 7 7/8%, 7/19/96  A2  1,900  1,931
Ford Motor Credit 6.05%, 3/31/98   A1  1,370  1,362
General Motors Acceptance Corp.:
7 7/8%, 2/27/97  A3  1,850  1,891
 7.90%, 3/12/97  A3  3,030  3,100
 7 1/8% 5/23/97  A3  2,500  2,534
Greyhound Financial Corp. 6.94%, 1/28/98  Baa2  2,500  2,521
Household Finance Corp. 7 5/8%, 12/15/96  A2  300  304
Society Corporation 8 7/8%, 5/15/96  A1  200  203
Westinghouse Credit Corp.:
8.79%, 5/22/96  Ba1  1,000  1,010
 8 3/4%, 6/5/96  Ba1  600  607
 8.84%, 10/21/96  Ba1  500  511
  19,834
INSURANCE - 0.2%
ITT Hartford Group, Inc. 7 1/4%, 12/1/96  A1  1,175  1,186
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.:
10 1/4%, 5/15/97  A3  100  106
 8 5/8%, 8/30/98  A3  100  105
  211
TOTAL FINANCE   119,746
HEALTH - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Cardinal Distribution, Inc. 8%, 3/01/97  A3  2,000  2,039
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.3%
Westinghouse Electric Corp.:
7.75%, 4/15/96  Ba1  1,000  1,006
 9.14%, 1/15/98  Ba1  700  730
  1,736
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Tenneco Corp. gtd. 11%, 11/15/95  Baa2 $ 1,000 $ 1,009
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,745
MEDIA & LEISURE - 2.5%
LEISURE DURABLES & TOYS - 0.4%
Brunswick Corp. 8 1/8%, 4/1/97  Baa1  200  203
Mattel, Inc. 6 7/8%, 8/1/97  Baa1  2,000  2,004
  2,207
PUBLISHING - 2.1%
News America Holdings, Inc.
12%, 12/15/01  Baa3  9,945  11,120
TOTAL Media & LEisure    13,327
RETAIL & WHOLESALE - 0.9%
GENERAL MERCHANDISE STORES - 0.9%
Sears Roebuck & Co.:
9.41%, 4/3/96  A2  1,400  1,428
 8.55%, 8/1/96  A2  1,500  1,528
 8.95%, 11/27/96  A2  210  223
 9.22%, 1/30/97  A2  1,450  1,506
 7.30%, 6/12/97  A2  210  213
  4,898
TECHNOLOGY - 1.5%
COMPUTERS & OFFICE EQUIPMENT - 1.5%
Comdisco, Inc.:
6.89%, 8/30/96  Baa2  2,030  2,040
 7 3/4%, 1/29/97  Baa2  2,000  2,032
 7.73%, 2/18/97  Baa2  2,100  2,134
 7 1/4%, 4/15/98  Baa2  1,370  1,394
  7,600
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 1.9%
AMR Corp.:
7 3/4%, 12/1/97  Baa3 $ 3,980 $ 4,064
 9 1/2%, 7/15/98  Baa3  3,230  3,436
United Air Lines, Inc. 6 3/4%, 12/1/97  Baa3  2,420  2,415
  9,915
TRUCKING & FREIGHT - 0.3%
Federal Express Corp. 9 3/4%, 5/15/96  Baa2  1,475  1,505
TOTAL TRANSPORTATION   11,420
UTILITIES - 6.6%
ELECTRIC UTILITY - 3.4%
Gulf States Utilities Co.:
5%, 1/1/96  Baa3  525  523
 9.72%, 7/1/98  Ba1  5,881  6,147
Long Island Lighting Co. 8 3/4%, 5/1/96  Baa3  3,710  3,756
Public Service Co. of New Hampshire 1st mtg.:
8 7/8%, 5/15/96  Baa3  500  509
 9.17%, 5/15/98  Baa3  6,175  6,486
  17,421
GAS - 3.2%
ARKLA, Inc.:
9.45%, 10/15/95  Ba2  7,120  7,124
 9 7/8%, 4/15/97  Ba2  2,680  2,793
Florida Gas 7 3/4%, 11/1/97 (c)  Baa2  1,560  1,598
Panhandle Eastern Pipe Line Co. 9 7/8%,
10/15/96  Baa1  3,439  3,467
Transcontinental Gas Pipe Line Corp.:
9%, 11/15/96  Baa1  510  524
 6.21%, 5/15/00  Baa1  1,220  1,219
  16,725
TOTAL UTILITIES   34,146
TOTAL NONCONVERTIBLE BONDS
(Cost $210,154)   206,612
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 44.7%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
U.S. TREASURY OBLIGATIONS - 42.3%
 4 3/8%, 11/15/96  Aaa $ 8,700 $ 8,566
 7 1/4%, 11/15/96  Aaa  58,723  59,622
 5 1/8%, 3/31/98  Aaa  64,080  62,959
 9%, 5/15/98  Aaa  210  226
 5 1/4%, 7/31/98  Aaa  1,500  1,474
 9 1/4%, 8/15/98  Aaa  13,030  14,158
 5 1/8% 12/31/98  Aaa  6,695  6,533
 7 3/4%, 12/31/99  Aaa  62,383  66,370
  219,908
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%
Federal Home Loan Mortgage Corp.:
4.78%, 2/10/97 (callable)  Aaa  730  718
 5.6%, 3/1/99 (callable)  Aaa  1,450  1,410
Government Trust Certificates (assets of the
Trust guaranteed by U.S. Government
through Defense Security Assistance Agency):
 Class 3-B 8.55%, 11/15/97  Aaa  1,273  1,297
  Class 1-C 9 1/4%, 11/15/01  Aaa  1,400  1,532
Government Trust Certificates (assets of the
Trust guaranteed by U.S. Government
through Export-Import Bank):
  Series 1994-C 6.61%, 9/15/99  Aaa  324  327
  Series 1995-A 6.28%, 6/15/04  Aaa  1,990  1,976
Private Export Funding Corp.:
Series CC, 9 1/2%, 3/31/99  Aaa  300  332
 6.86%, 4/30/04  Aaa  680  686
State of Israel (guaranteed by
U.S. Government through Agency for
International Development):
5 1/4%, 3/15/98  Aaa  1,030  1,012
 4 7/8%, 9/15/98  Aaa  1,790  1,732
 6%, 2/15/99  Aaa  660  658
 7 3/4%, 11/15/99  Aaa  563  592
  12,272
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $230,869)   232,180
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
U.S. GOVERNMENT AGENCY - 0.2%
Federal National Mortgage Association
planned amortization class Series 155-PC,
5 1/4%, 3/25/13  Aaa $ 1,140 $ 1,124
PRIVATE SPONSOR - 0.3%
General Electric Capital Mortgage Services, Inc.
planned amortization class series 1993-18
Class A-5, 6%, 2/25/02  AAA  1,500  1,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,599)   2,618
COMMERCIAL MORTGAGE SECURITIES - 12.0%
CS First Boston Mortgage Securities Corp.
commercial floater Series 1994-CFB1
Class A-1, 6.425%, 1/25/28  Aaa  4,192  4,186
FDIC commercial Series 1994-C1 Class II-A1,
6.30%, 9/25/25  Aaa  1,609  1,608
Kearny Street Mortgage commercial floater Series
1995-1 Class A1, 7.04%, 2/20/30 (b)(c)  AAA  797  802
Kearny Street Mortgage commercial :
Class II-B, 6.60%, 10/15/02 (c)  -  900  900
 Class II-C, 7.30%, 10/15/03 (c)  -  400  400
 Class II-D, 7 3/4%, 10/15/05 (c)  -  200  200
Lennar Central Partners LP commercial Series
1995-1 Class C, 7.55%, 5/15/03 (c)   -  1,100  1,102
Lennar Central Partner LP commercial floater
Series 1994-1 Class B, 6 1/8%,
9/15/01 (c)   -  4,930  4,932
Meritor Mortgage Security Corp.
commercial Series 1987-1 Class A3,
commercial, 9.40%, 6/1/99  Baa3  1,743  1,756
Morgan Stanley Capital commercial Series
1995-1 Class A1, 7%, 2/15/02 (c)  AAA  5,661  5,696
Nomura Asset Securities Corp.
commercial floater Series 1994-MD-II
Class A-6, 7.14% 7/4/03 (b)   -  1,313  1,305
Oregon pass thru certificates commercial Series
1995 Class 1-A, 7.15%, 6/25/26 (c)  AAA  4,500  4,494
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
Resolution Trust Corp.:
commercial floater Series 1992-C3
 Class A-2, 6.85%, 8/25/23  Aa2 $ 641 $ 642
 commercial floater Series 1993-C2
 Class A-2, 6.745% 3/25/25  AAA  4,871  4,902
 commercial floater Series 1994-C1
 Class A-3, 6.425%, 6/25/26  AAA  2,989  2,989
 commercial Series 1994-C2 Class A-2,
 7 3/4%, 4/25/25  AAA  517  522
 commercial Series 1994-C2 Class A-4,
7 1/2%, 4/25/25  AAA  783  787
 commercial Series 1994-C2 Class E,
 8%, 4/25/25   BB+  3,267  2,992
 commercial Series 1994-C1 Class A-4
 7 1/4%, 6/25/26  AAA  1,136  1,135
 commercial Series 1995-C1 Class A2A,
 6 1/4%, 2/25/27  Aaa  2,115  2,097
 commercial Series 1995-C1 Class A4A,
 6 1/4%, 2/25/27  Aaa  1,163  1,154
 commercial Series 1994-N2
 Class 3, 7 1/2%, 12/15/04 (c)(d)  Baa2  3,000  3,009
SC Finance Corp. commercial Floater
7.425%, 8/1/04 (b)(c)   -  4,300  4,327
SKW Real Estate LP commercial floater
Class A, 6.45%, 4/15/02 (b)(c)  AA  3,044  3,049
Structured Asset Securities Corp.
commercial Series 1993-C1
Class A-1, 6.60%, 10/25/24  AA+  1,418  1,402
Whitehall Partners commercial
Series 1995-C1 Class A2,
6.91%, 7/20/25 (c)   -  5,674  5,710
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $61,600)   62,098
SUPRANATIONAL OBLIGATIONS - 0.1%
African Development Bank
9 1/2%, 12/15/95 (Cost $560)  Aa1  500  503
CERTIFICATES OF DEPOSIT - 0.3%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (I) (000S) (000S)
Advanta National Bank
6.26%, 9/1/97 (Cost $1,697)   - $ 1,700 $ 1,696
MUNICIPAL SECURITIES - 1.4%
Louisiana Pub. Facs. Auth. Rev.
9.95%, 6/1/96  A3  3,955  4,045
Shreveport Louisiana Water & Sewer Rev.,
taxable refunding
0%, 12/1/96  Aaa  3,500  3,264
TOTAL MUNICIPAL SECURITIES
(Cost $7,647)   7,309
REPURCHASE AGREEMENTS - 1.2%
 MATURITY
 AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account at 6.46%
dated 9/29/95 due 10/2/95  $ 6,122  6,119
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $521,245)  $ 519,135
LEGEND
8. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,220,000 or 7.3% of net assets.
11. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 67.2% AAA, AA, A 68.2%
Baa 17.4% BBB  14.5%
Ba 3.8% BB  9.1%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 4.9%.
INCOME TAX INFORMATION
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $521,403,000. Net unrealized depreciation aggregated $2,268,000 of which $3,261,000 related to appreciated investment securities and $5,529,000 related to depreciated investment securities.
At September 30, 1995, the fund had a capital loss carryforward of approximately $39,973,000 all of which will expire on September 30, 2003. The fund has elected to defer to its fiscal year ending September 30, 1996, approximately $34,138,000 of losses recognized during the period November 1, 1994 to September 30, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNTS) SEPTEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                         $ 519,135
agreements of $6,119) (cost $521,245) -
See accompanying schedule

Receivable for investments sold                                                   22

Interest receivable                                                               9,585

 TOTAL ASSETS                                                                     528,742

LIABILITIES

Payable for investments purchased                                      $ 5,003

Payable for fund shares redeemed                                        1,284

Distributions payable                                                   453

Accrued management fee                                                  288

 TOTAL LIABILITIES                                                                7,028

NET ASSETS                                                                       $ 521,714

Net Assets consist of:

Paid in capital                                                                  $ 600,788

Distributions in excess of net investment income                                  (2,696)

Accumulated undistributed net realized gain (loss) on                             (74,268)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                     (2,110)
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 57,132 shares outstanding                                        $ 521,714

NET ASSET VALUE, offering price and redemption price per                          $9.13
share ($521,714 (divided by) 57,132 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME                                                      $ 42,354
Interest

EXPENSES

Management fee                                             $ 3,874

Non-interested trustees' compensation                       3

 TOTAL EXPENSES                                                         3,877

NET INVESTMENT INCOME                                                   38,477

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (51,331)

 Foreign currency transactions                              1,683       (49,648)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      32,082

 Assets and liabilities in foreign currencies               (161)       31,921

NET GAIN (LOSS)                                                         (17,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 20,750
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        YEAR ENDED       YEAR ENDED
                                                            SEPTEMBER 30,    SEPTEMBER 30,
                                                            1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 38,477         $ 78,910
Net investment income

 Net realized gain (loss)                                    (49,648)         (49,883)

 Change in net unrealized appreciation (depreciation)        31,921           (38,516)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             20,750           (9,489)
FROM OPERATIONS

Distributions to shareholders                                (28,969)         (60,742)
From net investment income

 In excess of net investment income                          -                (4,289)

 In excess of net realized gain                              -                (1,628)

 Return of capital                                           (9,325)          (13,958)

 TOTAL DISTRIBUTIONS                                         (38,294)         (80,617)

Share transactions                                           194,476          1,136,168
Net proceeds from sales of shares

 Reinvestment of distributions                               30,914           69,186

 Cost of shares redeemed                                     (484,585)        (1,787,990)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (259,195)        (582,636)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (276,739)        (672,742)

NET ASSETS

 Beginning of period                                         798,453          1,471,195

 End of period (including distributions in excess of net    $ 521,714        $ 798,453
investment income of $2,696 and $4,029,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        21,389           115,378

 Issued in reinvestment of distributions                     3,403            7,117

 Redeemed                                                    (53,259)         (184,224)

 Net increase (decrease)                                     (28,467)         (61,729)


FINANCIAL HIGHLIGHTS

                                             YEARS ENDED SEPTEMBER 30,             OCTOBER 1, 1992
                                                                                   (COMMENCEMEN
                                                                                   T OF OPERATIONS)
                                                                                   TO SEPTEMBER
                                                                                   30,

                                             1995                        1994 C    1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 9.330                     $ 9.990   $ 10.000

Income from Investment Operations             .584                        .574      .747
Net investment income

 Net realized and unrealized gain (loss)      (.199)                      (.604)    (.009)

 Total from investment operations             .385                        (.030)    .738

Less Distributions                            (.443)                      (.477)    (.747)
From net investment income

 In excess of net investment income           -                           (.033)    (.001)

 In excess of net realized gain               -                           (.010)    -

 Return of capital                            (.142)                      (.110)    -

 Total distributions                          (.585)                      (.630)    (.748)

Net asset value, end of period               $ 9.130                     $ 9.330   $ 9.990

TOTAL RETURN A, B                             4.35%                       (.32)%    7.69%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)      $ 522                       $ 798     $ 1,471

Ratio of expenses to average net assets       .65%                        .54%      .20% D
                                                                         D

Ratio of net investment income to average     6.45%                       6.42%     7.32%
net assets

Portfolio turnover rate                       159%                        97%       112%


G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Term Income Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the periods ended September 30, 1995 and 1994, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in returns of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made. (The tax treatment of distributions for the 1995 calendar year will be reported to shareholders prior to February 1, 1996.)
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $836,057,000 and $855,835,000, respectively, of which U.S. government and government agency obligations aggregated $676,386,000 and $477,064,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $29,000 for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Spartan Short-Term Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Term Income Fund (a fund of Fidelity Charles Street Trust) at September 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Short-Term Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
November 3, 1995
TO CALL FIDELITY


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you call. If you forget your PIN, please
call a Fidelity representative at 1-800-
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 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
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Richard J. Flynn*
Edward C. Johnson 3d
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(2_FIDELITY_LOGOS)FIDELITY

SHORT-INTERMEDIATE
GOVERNMENT
FUND
ANNUAL REPORT
SEPTEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     13   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    17   Notes to the financial statements.

REPORT OF INDEPENDENT    20   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            21


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund figures would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995                 PAST 1   LIFE OF
                                                 YEAR     FUND

Short-Intermediate Government                    9.15%    23.23%

Lehman Brothers 1-3 Year Government Bond Index   8.19%    n/a

Salomon Brothers 1-5 Year Treasury Index         9.26%    n/a

Average Short U.S. Government Fund               8.20%    n/a

Consumer Price Index                             2.54%    12.15%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on September 13, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government Bond Index and Salomon Brothers 1-5 Year Treasury Index - both a broad measure of the performance of short-term government bonds. To measure how the fund stacked up against its peers, you can compare it to the average short U.S. government fund, which reflects the performance of 133 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995                 PAST 1   LIFE OF
                                                 YEAR     FUND

Short-Intermediate Government                    9.15%    5.29%

Lehman Brothers 1-3 Year Government Bond Index   8.19%    n/a

Salomon Brothers 1-5 Year Treasury Index         9.26%    n/a

Average Short U.S. Government Fund               8.20%    n/a

Consumer Price Index                             2.54%    2.85%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Fidelity ShSalomon Brot
     09/30/91   10000.00    10000.00
     10/31/91   10124.47    10111.64
     11/30/91   10206.40    10230.09
     12/31/91   10363.10    10424.75
     01/31/92   10270.73    10371.48
     02/29/92   10301.41    10402.37
     03/31/92   10286.46    10376.30
     04/30/92   10374.47    10482.28
     05/31/92   10511.20    10604.40
     06/30/92   10602.19    10741.83
     07/31/92   10620.67    10905.61
     08/31/92   10766.62    11020.09
     09/30/92   10813.25    11151.00
     10/31/92   10714.24    11041.63
     11/30/92   10721.93    11001.39
     12/31/92   10851.32    11125.78
     01/31/93   11000.33    11304.58
     02/28/93   11099.58    11429.83
     03/31/93   11141.22    11469.50
     04/30/93   11190.03    11561.30
     05/31/93   11192.99    11520.78
     06/30/93   11276.42    11645.46
     07/31/93   11314.31    11667.56
     08/31/93   11364.67    11806.69
     09/30/93   11382.56    11847.50
     10/31/93   11391.68    11868.18
     11/30/93   11374.03    11844.38
     12/31/93   11424.48    11892.27
     01/31/94   11516.80    11987.76
     02/28/94   11419.40    11873.00
     03/31/94   11219.00    11752.85
     04/30/94   11165.11    11686.55
     05/31/94   11169.90    11701.57
     06/30/94   11175.51    11720.84
     07/31/94   11292.35    11844.66
     08/31/94   11315.67    11881.50
     09/30/94   11247.75    11817.74
     10/31/94   11255.23    11832.76
     11/30/94   11211.34    11770.42
     12/31/94   11267.16    11800.46
     01/31/95   11430.33    11984.36
     02/28/95   11611.08    12181.58
     03/31/95   11673.28    12248.17
     04/30/95   11797.39    12372.56
     05/31/95   12051.10    12655.63
     06/30/95   12114.07    12730.16
     07/31/95   12143.32    12761.61
     08/31/95   12210.19    12847.47
     09/29/95   12277.38    12914.62

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Short-Intermediate Government Fund on September 30, 1991, shortly after the fund started. As the chart shows, by September 30, 1995, the value of your investment, with dividends reinvested would have grown to $12,277 - a 22.77% increase on your initial investment. For comparison, look at how the Salomon Brothers 1-5 Year Treasury Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,916 - a 29.16% increase. Beginning with this report the fund will compare its performance to the Salomon Brothers 1-5 Year Treasury Index rather than the Lehman Brothers 1-3 Year Government Bond Index. The Salomon Brothers Index's average maturity is closer to the range permitted for the fund, which normally maintains an average maturity of between two and five years. For comparison purposes, both indices are shown on page 4.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED SEPTEMBER 30,

      1995                        1994   1993   1992

Dividend return               7.00%   5.55%    6.34%    6.73%

Capital appreciation return   2.15%   -6.73%   -1.08%   1.40%

Total return                  9.15%   -1.18%   5.26%    8.13%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED SEPTEMBER 30, 1995    PAST          PAST 6         PAST
                                    MONTH         MONTHS         YEAR

Dividends per share                 5.22(cents)   30.78(cents)   62.16(cents)

Annualized dividend rate            6.69%         6.48%          6.65%

30-day annualized yield             5.13%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.50 over the past month, $9.47 over the past six months and $9.35 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
U.S. bond markets posted strong
returns during the 12 months
ended September 30, 1995. For
the 12-month period, the Lehman
Brothers Aggregate Bond Index
- a broad measure of U.S.
taxable bonds - posted a total
return of 14.06%. A strong rally
starting in November 1994 helped
bonds recover from the effects of
the sharply rising interest rate
environment seen earlier that
year. Indications of a slowing
economy and a relative absence
of inflation pressures encouraged
bond investors, helping to push
interest rates down. Monetary
policy also played a role in the
bond market's performance. In an
effort to thwart the possibility of a
recession, the Federal Reserve
Board lowered the fed funds rate -
the rate banks charge each other
for overnight loans - by 0.25% in
July to 5.75%, after a string of
seven successive interest rate
increases in 1994 and early 1995.
Mortgage-backed securities rode
along with the rally. The Salomon
Brothers Mortgage Index returned
13.46% during the period.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Short-Intermediate Governmen.t Fund
Q. CURT, HOW HAS THE FUND PERFORMED?
A. It has done well. For the 12 months ended September 30, 1995, the fund had a total return of 9.15%. That beat the 8.20% return for the average short U.S. government bond fund tracked by Lipper Analytical Services. The Salomon Brothers 1-5 Year Treasury Index returned 9.26% during the past 12 months.
Q. WHAT HELPED THE FUND TOP THE LIPPER AVERAGE OVER THE PAST YEAR?
A. My sense is that as interest rates were rising in 1994, other bond fund managers structured their funds so that they would have shorter and shorter durations. Duration is a measure of a bond's or bond fund's sensitivity to changes in interest rates. Perhaps other fund managers were concerned that interest rates would keep rising and didn't expect the drop in rates we saw in 1995. While interest rates were rising, this fund didn't undergo a marked decrease in duration; it stayed the course and maintained a duration that was in line with the market for Treasury notes maturing in one to five years. As a result, the fund was better able to participate in the bond market rally we've seen since November 1994, as interest rates have come down significantly. I also added value by investing in Ginnie Mae mortgage securities. These securities have done very well, although I've scaled back that position to 1.4% of the fund as of September 30.
Q. WHAT IS MEANT BY TOTAL RETURN?
A. Total return reflects changes in share price as well as income. Interest income is the main source of return for a bond fund over the long term. However, over the shorter term, changes in a bond fund's share price can play a significant role. Fortunately, total return is easy to explain by using a "dollars in, dollars out" example. If someone invested $100 in this bond fund a year ago and reinvested all dividends and capital gains, then the investment would be worth $109.15 today. That is what is meant by a cumulative total return of 9.15%.
Q. DO YOU INTEND TO INCREASE YOUR INVESTMENT IN GINNIE MAES IN THE NEAR
FUTURE?
A. That depends on how they perform. In the past, the fund has owned larger stakes in Ginnie Maes than it does at present. We're starting to see the Ginnie Mae market lag behind the Treasury market, cheapening relative to Treasuries. If interest rates fall to an extent that
Ginnie Maes start to lag Treasuries in a more significant way, I would consider increasing that position as a way to enhance the income and performance of the fund.
Q. WHAT OTHER CHANGES HAVE YOU MADE TO THE FUND'S STRUCTURE?
A. I have invested more of the fund in Treasury notes, and in State of Israel notes that are fully guaranteed by the United States, acting through the Agency for International Development. These agency notes were purchased because they offer more yield than Treasuries.
Q. WHY DID YOU REDUCE THE FUND'S SHORT-TERM INVESTMENTS FROM NEARLY 6% ON MARCH 31, 1995, TO 0% AT THE END OF THE PERIOD?
A. I've moved the portfolio to a more laddered structure - with the fund invested rather evenly along the maturity spectrum - increasing exposure to intermediate Treasury notes maturing in two to three years. I've also avoided investing in current five-year Treasuries because they are less attractive than four-year and six-year Treasury notes.
Q. THE FUND'S AVERAGE MATURITY WAS LITTLE CHANGED FROM SIX MONTHS AGO . . .
A. My approach is not to guess the direction of the market, but rather to focus my attention on identifying the opportunities within the market. As a result, I don't intend to actively manage the fund's duration in anticipation of interest rate changes. Instead, I will manage the fund so that it will have approximately the same duration as the Salomon Brothers 1-5 Year Treasury Index.
Q. WITH THAT IN MIND, WHAT'S YOUR OUTLOOK?
A. My outlook is that both inflation and interest rates will be more stable in the coming year than they have been in recent years. As a result, I plan to spend more time looking for opportunities in the Ginnie Mae market, because these securities tend to perform better during periods of stability.
FUND FACTS
GOAL: high current income
with preservation of capital
START DATE: September 13,
1991
SIZE: as of September 30,
1995, more than $140 million
MANAGER: Curt
Hollingsworth, since 1991;
also manages Spartan
Limited Maturity Government
Fund, Spartan
Short-Intermediate
Government Fund and
Fidelity Institutional
Short-Intermediate
Government Portfolio;
previously managed the
Spartan Long-Term
Government Bond, Fidelity
Government Securities and
Fidelity Advisor Government
Investment funds; joined
Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON
MANAGING THROUGH THE UPS AND
DOWNS OF THE MARKET:
"Since November 1994, we've
seen a big bull market in
bonds that has reversed most
of the sharp declines that
occurred through much of
1994. In some ways, it's been
a rather quiet rally, especially
after headlines in 1994
highlighted the severe
downturn. But, again, most  of
last year's bond market
losses have been recouped
this year.
"The fund has benefited from
the rally because it remained
fully invested, even when
things looked the worst for
bonds. When the bond
market finally turned and
started rising, that helped this
fund, apparently more than
others. If the fund hadn't
remained fully invested -
selling securities and holding
cash instead - it wouldn't
have fully participated in the
rebound of the bond market
when it turned.
"It can be difficult to remain fully
invested when things look the
bleakest; the overwhelming
temptation can be to do the
opposite. But it's important to
maintain discipline and not
sell something just because it
has gone down in price, when
you've determined it can add
value going forward. Holding
on to it and riding out
short-term fluctuations often
can help you achieve better
investment results."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF SEPTEMBER 30, 1995
               % OF FUND'S INVESTMENTS    % OF FUND'S INVESTMENTS
                                          6 MONTHS AGO

 4 - 4.99%      0.2                        11.4

 5 - 5.99%      0.3                        16.9

 6 - 6.99%      0.1                        4.8

 7 - 7.99%      25.7                       17.1

 8 - 8.99%      46.3                       32.6

 9 - 9.99%      26.2                       10.2

10% and over    1.2                        1.3

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF SEPTEMBER 30, 1995
               6 MONTHS AGO

Years    2.6    2.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF SEPTEMBER 30, 1995
               6 MONTHS AGO

Years    2.3    2.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF SEPTEMBER 30, 1995 AS OF MARCH 31, 1995
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 22.0
Row: 1, Col: 4, Value: 36.0
Row: 1, Col: 5, Value: 40.0
Row: 1, Col: 1, Value: 5.7
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 17.3
Row: 1, Col: 4, Value: 33.0
Row: 1, Col: 5, Value: 40.0
U.S. Treasury
obligations 76.1%
U.S. Government
agency
obligations 22.5%
Government
National Mortgage
Association
(GNMA)
securities 1.4%
Short-term
investments 0.0%
U.S. Treasury
obligations 73.0%
U.S. Government
agency
obligations 17.3%
Government
National Mortgage
Association
(GNMA)
securities 4.0%
Short-term
investments 5.7%
INVESTMENTS SEPTEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 98.6%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 76.1%
8 1/2%, 5/15/97 $ 60,870,000 $ 63,352,277
9%, 5/15/98  8,180,000  8,784,584
9 1/4%, 8/15/98  22,700,000  24,664,912
8 7/8%, 11/15/98  800,000  865,872
9 1/8%, 5/15/99  2,810,000  3,092,321
7 3/4%, 12/31/99  4,984,000  5,302,527
  106,062,493
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.5%
State of Israel (guaranteed by U.S. Government
through the Agency for International Development):
4 7/8%, 9/15/98  260,000  251,550
 6%, 2/15/99  110,000  109,594
 7 1/8%, 8/15/99  29,401,000  30,283,618
 7 3/4%, 11/15/99  182,000  191,510
 5 3/4%, 3/15/00  490,000  481,425
  31,317,697
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $135,876,335)   137,380,190
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 1.4%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
8 1/2%, 1/15/17 to 7/15/17  228,388  240,281
10%, 11/15/09 to 8/15/17  1,387,952  1,519,297
12%, 1/15/14 to 3/15/14  89,746  98,946
13%, 9/15/14  74,377  83,300
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES (Cost $1,947,603)   1,941,824
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $137,823,938)  $ 139,322,014
INCOME TAX INFORMATION
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $137,832,157. Net unrealized appreciation aggregated $1,489,857, of which $1,614,868 related to appreciated investment securities and $125,011 related to depreciated investment securities.
At September 30, 1995, the fund had a capital loss carryforward of approximately $7,378,000 of which $320,000, $1,404,000 and $5,654,000 will expire on September 30, 2001, 2002 and 2003, respectively.
The fund has elected to defer to its fiscal year ending September 30, 1996 approximately $2,499,000 of losses recognized during the period November 1, 1994 to September 30, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995

ASSETS

Investment in securities, at value (cost $137,823,938) -                  $ 139,322,014
See accompanying schedule

Cash                                                                       997,208

Interest receivable                                                        2,976,028

 TOTAL ASSETS                                                              143,295,250

LIABILITIES

Payable for investments purchased                           $ 2,509,446

Payable for fund shares redeemed                             21,119

Distributions payable                                        195,537

Accrued management fee                                       54,792

Other payables and accrued expenses                          43,081

 TOTAL LIABILITIES                                                         2,823,975

NET ASSETS                                                                $ 140,471,275

Net Assets consist of:

Paid in capital                                                           $ 149,140,539

Distributions in excess of net investment income                           (281,882)

Accumulated undistributed net realized gain (loss)                         (9,885,458)
on investments

Net unrealized appreciation (depreciation) on                              1,498,076
investments

NET ASSETS, for 14,809,773 shares outstanding                             $ 140,471,275

NET ASSET VALUE, offering price and redemption price per                   $9.49
share ($140,471,275 (divided by) 14,809,773 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME                                                      $ 11,639,524
Interest

EXPENSES

Management fee                                             $ 704,636

Transfer agent fees                                         425,194

Accounting fees and expenses                                62,672

Non-interested trustees' compensation                       765

Custodian fees and expenses                                 42,071

Registration fees                                           28,349

Audit                                                       7,772

Legal                                                       1,061

Interest                                                    2,743

 TOTAL EXPENSES                                                         1,275,263

NET INVESTMENT INCOME                                                   10,364,261

REALIZED AND UNREALIZED GAIN (LOSS)                                     (2,281,074)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                 6,155,442
investment securities

NET GAIN (LOSS)                                                         3,874,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 14,238,629
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            SEPTEMBER 30,    SEPTEMBER 30,
                                                            1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 10,364,261     $ 9,982,922
Net investment income

 Net realized gain (loss)                                    (2,281,074)      (7,336,287)

 Change in net unrealized appreciation (depreciation)        6,155,442        (4,337,336)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             14,238,629       (1,690,701)
FROM OPERATIONS

Distributions to shareholders from net investment income     (10,292,325)     (8,444,364)

Share transactions                                           138,314,808      97,823,842
Net proceeds from sales of shares

 Reinvestment of distributions                               7,794,252        7,179,256

 Cost of shares redeemed                                     (142,050,186)    (130,693,881)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             4,058,874        (25,690,783)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    8,005,178        (35,825,848)

NET ASSETS

 Beginning of period                                         132,466,097      168,291,945

 End of period (including distributions in excess of net    $ 140,471,275    $ 132,466,097
investment income of $281,882 and $649,434,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        14,890,383       10,118,463

 Issued in reinvestment of distributions                     833,568          747,673

 Redeemed                                                    (15,165,841)     (13,515,563)

 Net increase (decrease)                                     558,110          (2,649,427)


FINANCIAL HIGHLIGHTS

                               YEARS ENDED SEPTEMBER 30,                                       SEPTEMBER 13,
                                                                                               1991
                                                                                               (COMMENCEMENT
                                                                                               OF
                                                                                               OPERATIONS) TO
                                                                                               SEPTEMBER 30,

                               1995                        1994 D      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 9.290                     $ 9.960     $ 10.140    $ 10.010    $ 10.000
of period

Income from Investment          .648                        .533        .722        .694        .027
Operations
Net investment income

 Net realized and               .174                        (.648)      (.209)      .096        .010
 unrealized gain (loss)

 Total from investment          .822                        (.115)      .513        .790        .037
 operations

Less Distributions              (.622)                      (.555)      (.623)      (.650)      (.027)
From net investment
 income

 From net realized gain         -                           -           (.070)      (.010)      -

 Total distributions            (.622)                      (.555)      (.693)      (.660)      (.027)

Net asset value, end           $ 9.490                     $ 9.290     $ 9.960     $ 10.140    $ 10.010
of period

TOTAL RETURN B, C               9.15%                       (1.18)      5.26%       8.13%       0.37%
                                                           %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 140,471                   $ 132,466   $ 168,292   $ 172,863   $ 1,339
(000 omitted)

Ratio of expenses to            .82%                        .95%        .61%        .28%        .65% A,
average net assets                                                     E           E           E

Ratio of net investment         6.67%                       6.80%       7.19%       7.91%       5.67% A
income to average
net assets

Portfolio turnover rate         266%                        184%        348%        419%        -%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Short-Intermediate Government Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $407,629,714 and $402,186,441, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%.
For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $23,087 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period October 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $4,586,000 and $1,950,250, respectively. The weighted average interest rate was 6.4%.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Short-Intermediate
Government Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Government Fund, (a fund of Fidelity Charles Street Trust) at September 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Government Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
November 1, 1995
DISTRIBUTIONS


A total of 70.5% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Curtis Hollingsworth, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Short-Term World Income
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Long-Term Government Bond
Spartan Short-Intermediate
Government
Spartan Short-Term Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

INVESTMENT GRADE BOND
FUND
ANNUAL REPORT
SEPTEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT    24   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            25


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995        PAST 1   LIFE OF
                                        YEAR     FUND

Spartan Investment Grade Bond           14.93%   26.64%

Lehman Brothers Corporate Bond Index    16.99%   25.76%

Lehman Brothers Aggregate Bond Index    14.06%   21.39%

Average Corporate BBB-Rated Bond Fund   14.43%   n/a

Consumer Price Index                    2.54%    8.42%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 1, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Corporate Bond Index or to the Lehman Brothers Aggregate Bond Index - both broad measures of corporate bond performance. To measure how the fund's performance stacked up against its peers, you can compare it to the average corporate BBB-rated bond fund, which reflects the performance of 77 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995        PAST 1   LIFE OF
                                        YEAR     FUND

Spartan Investment Grade Bond           14.93%   8.19%

Lehman Brothers Corporate Bond Index    16.99%   7.94%

Lehman Brothers Aggregate Bond Index    14.06%   6.68%

Average Corporate BBB-Rated Bond Fund   14.43%   n/a

Consumer Price Index                    2.54%    2.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Spartan InvAggregate Bo
     10/01/92   10000.00    10000.00
     10/31/92    9812.23     9867.42
     11/30/92    9910.58     9869.65
     12/31/92   10141.51    10026.59
     01/31/93   10397.72    10218.86
     02/28/93   10729.65    10397.75
     03/31/93   10789.98    10441.07
     04/30/93   10830.04    10513.78
     05/31/93   10871.84    10527.17
     06/30/93   11226.71    10717.95
     07/31/93   11392.79    10778.57
     08/31/93   11782.44    10967.50
     09/30/93   11816.73    10997.62
     10/31/93   11913.99    11038.71
     11/30/93   11705.42    10944.81
     12/31/93   11740.02    11004.13
     01/31/94   11984.80    11152.70
     02/28/94   11571.41    10958.94
     03/31/94   11183.62    10688.76
     04/30/94   11070.36    10603.41
     05/31/94   11000.02    10601.92
     06/30/94   10994.05    10578.49
     07/31/94   11184.69    10788.61
     08/31/94   11183.61    10802.00
     09/30/94   11019.13    10643.01
     10/31/94   10995.76    10633.53
     11/30/94   11028.07    10609.91
     12/31/94   11132.78    10683.18
     01/31/95   11333.41    10894.60
     02/28/95   11549.35    11153.63
     03/31/95   11689.77    11222.06
     04/30/95   11838.95    11378.82
     05/31/95   12332.88    11819.15
     06/30/95   12424.27    11905.80
     07/31/95   12383.63    11879.21
     08/31/95   12539.11    12022.57
     09/29/95   12665.77    12139.00

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Investment Grade Bond Fund on October 1, 1992, when the fund started. As the chart shows, by September 30, 1995, the value of your investment would have grown to $12,666 - a 26.66% increase on your initial investment. This assumes you still owned the fund on September 30, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,139 - a 21.39% increase. Beginning with this report the fund will compare its performance to the Lehman Brothers Aggregate Bond Index rather than the Lehman Brothers Corporate Bond Index. The Aggregate Bond Index includes government bonds, as well as corporate bonds, which are more reflective of the fund's range of permitted investments. For comparison purposes, both indices are shown on page 4.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED SEPTEMBER 30,          OCTOBER 1, 1992
                                         (COMMENCEMENT OF
                                         OPERATIONS) TO

      1995                        1994   SEPTEMBER 30, 1993

Dividend return               7.66%    6.24%     8.77%

Capital appreciation return   7.27%    -13.01%   9.37%

Total return                  14.93%   -6.77%    18.14%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED SEPTEMBER 30, 1995   PAST          PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

Dividends per share                5.22(cents)   33.16(cents)   67.61(cents)

Annualized dividend rate           6.25%         6.59%          6.93%

30-day annualized yield            5.98%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.16 over the past month, $10.04 over the past six months and $9.76 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
U.S. bond markets posted strong
returns during the 12 months
ended September 30, 1995. For
the 12-month period, the Lehman
Brothers Aggregate Bond Index
- a broad measure of U.S.
taxable bonds - posted a total
return of 14.06%. A strong rally
starting in November 1994
helped bonds recover from the
effects of the sharply rising
interest rate environment seen
earlier that year. Indications of a
slowing economy and a relative
absence of inflation pressures
encouraged bond investors,
helping to push interest rates
down. Monetary policy also
played a role in the bond market's
performance. In an effort to thwart
the possibility of a recession, the
Federal Reserve Board lowered
the fed funds rate - the rate
banks charge each other for
overnight loans - by 0.25% in
July to 5.75%, after a string of
seven successive interest rate
increases in 1994 and early
1995. Mortgage-backed
securities rode along with the
rally. The Salomon Brothers
Mortgage Index returned 13.46%
during the period. Outside of the
U.S., markets had mixed returns.
Emerging markets recovered
from the lows caused by Mexico's
peso devaluation in December
1994. The J.P. Morgan Emerging
Markets Bond Index returned
6.04% during the 12-month
period. Declining interest rates
and a weakening U.S. dollar
helped the Salomon Brothers
World Government Bond Index
- which includes U.S. issues -
to post a 16.18% return.
An interview with Michael Gray, Portfolio Manager of Spartan
Investment Grade Bond Fund
Q. MICHAEL, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended September 30, 1995, the fund had a total return of 14.93%. That beat the average BBB-rated corporate bond fund tracked by Lipper Analytical Services, which returned 14.43% for the same 12-month period. The Lehman Brothers Aggregate Bond Index returned 14.06% during the 12 months ended September 30, 1995.
Q. WHAT HELPED YOU BEAT THE AVERAGE FUND?
A. My feeling is that the fund had a heavier weighting in corporate bonds during the period than other funds, and corporate issues performed very well. In addition, the fund's corporate bonds were of long duration. Duration is a measure of a bond's or bond fund's sensitivity to interest rates. The longer the duration, the more sensitive the bond or fund is to changes in interest rates. Since interest rates dropped significantly during the period, the long-duration bonds that the fund held increased in value more than bonds with shorter durations. In addition, yield spreads versus U.S. Treasuries narrowed, allowing for better performance. I should add that going forward, I'll be measuring the fund's performance more closely against the Lehman Brothers Aggregate Bond Index - a broad measure of U.S. taxable bonds that includes both government and corporate securities. My goal will be to generate returns that are better than the broad market - utilizing research-driven investment ideas that I believe have a high probability of success while limiting volatility relative to the benchmark. As a result, I've moved the fund's duration so that it is more in line with the duration of this index.
Q. YOU MENTIONED THAT CORPORATE BONDS HAVE PERFORMED WELL. WHY HAS IT BEEN SUCH A FAVORABLE ENVIRONMENT FOR THESE SECURITIES?
A. With continued growth in the economy and low inflation, corporate profits have been strong, helped by the restructuring many corporations have undergone during the past couple of years. In addition, in the lower interest rate environment, many corporations have reduced the interest rate expense on their balance sheets. At the same time, many corporations have taken advantage of the strong stock market to look toward equity as a source of capital instead of debt. That has helped reduce the supply of corporate securities, while demand has stayed strong. With that kind of supply/demand dynamic, corporate bonds have performed well.
Q. IF CORPORATE BONDS HAVE DONE WELL, WHY HAVE YOU DECREASED THE FUND'S STAKE IN THEM TO 23.2% AT THE END OF THE PERIOD FROM 61.9% ON MARCH 31?
A. I've used the opportunity presented by strong corporate bond valuations to restructure the fund, reducing corporate bond investments by selling bonds for what I perceive to be good prices, and swapping into Treasury securities. The yield spread - the difference between bonds with the same maturity but different credit quality - between corporates and Treasuries is very tight, meaning the corporate bonds don't offer much of a yield advantage for more credit risk. On a risk/reward basis, it made sense to reduce the fund's investments in corporate bonds. These investments were performing so well that there seemed to be little room for better performance, but a lot of room for underperformance.
Q. THE FUND'S AVERAGE YEARS TO MATURITY AND DURATION HAVE DROPPED NOTABLY WITHIN THE PAST SIX MONTHS. WHAT'S THE REASON BEHIND THIS MOVE?
A. I shortened the fund's duration following a strong market rally over the first half of 1995. I changed to a more neutral view and reduced the fund's sensitivity to interest rates; I'll maintain that neutral view going forward.
Q. IN ADDITION, IT LOOKS LIKE THE CREDIT QUALITY OF THE FUND'S BONDS IS HIGHER THAN PREVIOUSLY . . .
A. That's right. I cut back on the fund's lower-quality issues for two reasons. First, they performed well, better than higher-quality securities on a relative basis. As a result, they were attractive sell candidates. Second, they had performed to an extent where it appeared there was more risk than reward to holding on to them.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. The economy seems to be growing at a moderate rate and inflation seems to be low. On the corporate front, business prospects for corporations look positive and the supply/demand dynamic appears favorable. However, I'm positioning the fund a bit more defensively in terms of credit structure, because much of the good news is already reflected in bond prices. It's impossible to pinpoint when things will change, but it appears the possible downside is greater than the limited upside in the market.

FUND FACTS
GOAL: high current income
START DATE: October 1, 1992
SIZE: as of September 30,
1995, more than $147 million
MANAGER: Michael Gray,
since 1992; manager,
Fidelity Investment Grade
Bond Fund, since 1987;
Variable Insurance Products
Fund II: Investment Grade
Bond Portfolio, since August
1995; Fidelity Intermediate
Bond Fund and Fidelity Advisor
Limited Term Bond
Fund, 1987 - October 1995;
joined Fidelity in 1982
(checkmark)
MICHAEL GRAY ON BUDGET CUTS
AND THE FEDERAL
RESERVE BOARD:
"If Congress is able to cut
federal spending and make
some inroads into balancing
the federal budget, it probably
would be viewed as a positive
move in the bond market. At
the same time, it could have a
destabilizing effect on the
economy, because
government spending is
viewed as a stimulus to
economic growth. However, if
Congress does cut spending,
the Federal Reserve Board
could offset some of that
fiscal constraint with
monetary easing to prevent
the economy from sliding into
a recession. In other words,
the Fed might lower interest
rates to stimulate the
economy and offset the
reduction in spending.
"Probably the best
environment - in the general
view of the bond market - is
a combination of deficit cuts
and Fed interest rate
reductions. Fiscal constraint
and monetary expansion
could offset each other,
allowing the economy to grow
at a reasonable level."

(solid bullet)  The fund has 8.6%
invested in both U.S.
government agency
mortgage-backed securities
and commercial mortgage
securities, versus 0% six
months ago. The manager has
taken advantage of what he
has found to be good values in
the mortgage market to add to
the position, which, for the
most part,
is made up of Ginnie Maes,
Fannie Maes and Freddie
Macs.
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF SEPTEMBER 30, 1995
(MOODY'S RATINGS)   % OF FUND'S INVESTMENTS    % OF FUND'S INVESTMENTS
                                               6 MONTHS AGO

Aaa                  59.1                       19.5

Aa                   2.0                        6.6

A                    9.7                        21.5

Baa                  10.5                       29.3

Ba                   1.4                        5.1

Non-rated            0.7                        0.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. SECURITIES RATED AS "BA" BY MOODY'S WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF SEPTEMBER 30, 1995
               6 MONTHS AGO

Years    8.1    16.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF SEPTEMBER 30, 1995
               6 MONTHS AGO

Years    4.6    5.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF SEPTEMBER 30, 1995* AS OF MARCH 31, 1995**
Corporate bonds 23.2%
U.S. government
and government
agency obligations 50.8%
U.S. government agency -
mortgage-backed
securities 7.5%
Commercial
mortgage securities 1.1%
Foreign government
obligations 0.8%
Short-term and
other investments 16.6%
Corporate bonds 61.9%
U.S. government
and government
agency obligations 19.5%
U.S. government agency -
mortgage-backed
securities 0.0%
Commercial
mortgage securities 0.0%
Foreign government
obligations 0.8%
Short-term and
other investments 17.8%
Row: 1, Col: 1, Value: 16.6
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 3.1
Row: 1, Col: 4, Value: 7.5
Row: 1, Col: 5, Value: 47.8
Row: 1, Col: 6, Value: 24.2
Row: 1, Col: 1, Value: 17.8
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 19.5
Row: 1, Col: 4, Value: 29.9
Row: 1, Col: 5, Value: 29.0
 * TOTAL FOREIGN
 INVESTMENTS 2.0%
** TOTAL FOREIGN
 INVESTMENTS 3.4%
INVESTMENTS SEPTEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 23.2%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.4%
PACKAGING & CONTAINERS - 0.7%
Crown Cork & Seal, Inc. 8%, 4/15/23  Baa1 $ 1,000,000 $ 1,000,000
PAPER & FOREST PRODUCTS - 0.7%
Boise Cascade Corp. 9 7/8%, 2/15/01  Baa3  1,000,000  1,080,000
TOTAL BASIC INDUSTRIES   2,080,000
CONGLOMERATES - 0.6%
BHP Finance USA Ltd. 6 3/4%, 11/1/13  A2  1,000,000  938,090
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Ford Motor Co. 8 7/8%, 1/15/22  A1  500,000  585,455
ENERGY - 1.7%
OIL & GAS - 1.7%
Atlantic Richfield Co. 9%, 4/1/21  A2  1,000,000  1,205,570
Coastal Corp. 9 3/4%, 8/1/03  Baa3  1,175,000  1,351,849
  2,557,419
FINANCE - 9.7%
ASSET-BACKED SECURITIES - 0.3%
Discover Card Trust 7 7/8%, 4/16/98  A2  120,000  120,900
Standard Credit Card Master Trust I,
8%, 10/7/97  Aaa  370,000  376,013
  496,913
BANKS - 1.9%
Central Fidelity Banks, Inc.
 8.15%, 11/15/02  Baa2  1,000,000  1,061,880
Fleet/Norstar Financial Group, Inc.
9%, 12/1/01  A3  250,000  276,085
MBNA American Bank, N.A.
7 1/4%, 9/15/02  A3  460,000  467,769
UJB Financial Corp. 8 5/8%, 12/10/02  Baa3  1,000,000  1,096,360
  2,902,094
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 6.5%
Associates Corp. (North America)
7 1/2%, 10/15/96  Aa3 $ 3,000,000 $ 3,046,500
Chrysler Financial Corp. 6%, 4/15/96  A3  2,000,000  1,996,660
Commercial Credit Group, Inc.
10%, 5/15/09  A1  350,000  435,309
Fleet Mortgage Group:
6 1/2%, 9/15/99  A3  250,000  248,873
 8 3/8%, 1/15/23  A1  500,000  519,695
General Motors Acceptance Corp.:
8.80%, 3/20/96  A3  1,000,000  1,011,810
 8 3/4%, 8/1/96  A3  1,000,000  1,020,920
 4.95%, 2/3/97  A3  1,000,000  984,680
IBM Credit Corp. 5 1/2%, 3/29/96   A3  500,000  498,330
  9,762,777
INSURANCE - 0.3%
Protective Life Corp. 7.95%, 7/1/04  A3  400,000  422,856
SAVINGS & LOANS - 0.7%
Ahmanson (H.F.) & Co. 9 7/8%, 11/15/99  Baa2  1,000,000  1,115,480
TOTAL FINANCE   14,700,120
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
ELECTRICAL EQUIPMENT - 0.7%
Westinghouse Electric Corp. 7 3/4%, 4/15/96  Ba1  1,000,000  1,006,280
POLLUTION CONTROL - 0.7%
Laidlaw, Inc. 8 1/4%, 5/15/23  Baa2  1,000,000  1,048,000
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,054,280
MEDIA & LEISURE - 2.8%
PUBLISHING - 2.8%
Harcourt General, Inc. 8 7/8%, 6/1/22  Baa1  1,150,000  1,286,264
Time Warner Entertainment Co. LP:
10.15%, 5/1/12  Ba2  250,000  298,658
 8 7/8%, 10/1/12  Ba2  750,000  808,905
 8 3/8%, 3/15/23  Baa3  1,750,000  1,790,845
  4,184,672
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.8%
United Air Lines, Inc. 10 1/4%, 7/15/21  Baa3 $ 1,000,000 $ 1,168,530
UTILITIES - 4.4%
ELECTRIC UTILITY - 1.3%
Hydro-Quebec:
yankee 8%, 2/1/13  A2  250,000  262,725
 8.40%, 1/15/22  A2  300,000  325,110
Philadelphia Electric Co. 1st & ref. mtg.:
8 5/8%, 6/1/22  Baa1  300,000  311,994
 8 1/4%, 9/1/22  Baa1  100,000  103,070
 7 3/4%, 5/1/23  Baa1  1,000,000  971,710
  1,974,609
GAS - 0.9%
Centragas Transpotadora De Gas
10.65%, 12/1/10 (a)  BBB-  208,000  217,360
Panhandle Eastern Corp. 8 5/8%, 12/1/99  Baa2  1,000,000  1,066,750
  1,284,110
TELEPHONE SERVICES - 2.2%
GTE Corp.:
8 3/4%, 11/1/21  Baa1  200,000  228,834
  7.83%, 5/1/23  Baa1  1,000,000  1,026,610
MCI Communications Corp.:
8 1/4%, 1/20/23  A2  1,500,000  1,597,290
  7 3/4%, 3/15/24  A2  500,000  513,545
  3,366,279

TOTAL UTILITIES   6,624,998

TOTAL NONCONVERTIBLE BONDS
(Cost $34,119,472)   34,893,564
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 50.8%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 50.0%
5 1/8%, 3/31/98  Aaa $ 952,000 $ 935,340
7 3/4%, 12/31/99  Aaa  24,800,000  26,384,968
7 7/8%, 8/15/01  Aaa  1,600,000  1,739,504
6 1/4%, 2/15/03  Aaa  28,430,000   28,589,777
11 7/8%, 11/15/03  Aaa  4,730,000  6,416,529
9%, 11/15/18  Aaa  8,420,000  10,727,585
8 1/8%, 8/15/19  Aaa  240,000  281,549
  75,075,252
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Government Trust Certificates:
Series 1995-A (assets of Trust guaranteed by
 U.S. Government through Export-Import Bank)
 6.28%, 6/15/04  Aaa  1,050,000  1,042,545
 Series 1994-C (assets of Trust guaranteed by
 U.S. Government through Export-Import Bank)
 6.61%, 9/15/99  Aaa  88,497  89,231
 Series 1994-A (assets of Trust guaranteed by
 U.S. Government through Export-Import Bank)
 7.39%, 6/26/06  Aaa  64,167  66,742
  1,198,518
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $74,999,320)   76,273,770
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 7.5%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
 8%, 2/15/24 to 9/15/25  Aaa  3,862,921  3,972,172
 9%, 7/15/24 to 10/15/25  Aaa  5,521,966  5,813,214
 9 1/2%, 7/15/16 to 3/15/22  Aaa  1,374,593  1,475,944
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $11,221,360)   11,261,330
COMMERCIAL MORTGAGE SECURITIES - 1.1%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Kearny Street Mortgage commercial floater
Series 1995-1 Class A1, 7.04%,
2/20/30 (a)(c)  AAA $ 199,186 $ 200,368
Oregon pass thru certificates commercial
Series 1995 Class 1-A, 7.15%, 6/25/26 (a)  AAA  500,000  499,375
Resolution Trust Corp. commercial Series:
1995-C1 Class A2A, 6 1/4%, 2/25/27  Aaa  592,281  587,285
 1995-C1 Class A4A, 6 1/4%, 2/25/27  Aaa  357,958  354,938

TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,645,704)   1,641,966
FOREIGN GOVERNMENT OBLIGATIONS (D) - 0.8%
Manitoba Province of Canada yankee
8.80%, 1/15/20  A1  300,000  350,955
New Brunswick Province of Canada yankee
7 5/8%, 2/15/13  A1  500,000  520,700
Saskatchewan Province of Canada yankee
8 1/2%, 7/15/22  A3  300,000  337,206

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,116,570)   1,208,861
REPURCHASE AGREEMENTS - 16.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.46% dated
9/29/95 due 10/2/95  $ 25,022,463  25,009,000

TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $148,111,426)  $ 150,288,491
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $917,103 or 0.6% of net assets.
2. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 70.8% AAA, AA, A  68.0%
Baa 10.5% BBB  12.3%
Ba 1.4% BB  2.4%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentages not rated by either S&P or Moody's amounted to 0.0%.
INCOME TAX INFORMATION
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $148,111,426. Net unrealized appreciation aggre-gated $2,177,065, of which $2,766,831 related to appreciated investment securities and $589,766 related to depreciated investment securities.
At September 30, 1995, the fund had a capital loss carryforward of approximately $105,000 which will expire on September 30, 2003.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                  $ 150,288,491
agreements of $25,009,000) (cost $148,111,426) -
See accompanying schedule

Cash                                                                       869

Interest receivable                                                        2,227,451

 TOTAL ASSETS                                                              152,516,811

LIABILITIES

Payable for investments purchased                           $ 4,587,905

Payable for fund shares redeemed                             19,733

Distributions payable                                        209,784

Accrued management fee                                       79,201

 TOTAL LIABILITIES                                                         4,896,623

NET ASSETS                                                                $ 147,620,188

Net Assets consist of:

Paid in capital                                                           $ 147,010,742

Distributions in excess of net investment income                           (418,388)

Accumulated undistributed net realized gain (loss) on                      (1,149,231)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              2,177,065
investments

NET ASSETS, for 14,512,344 shares outstanding                             $ 147,620,188

NET ASSET VALUE, offering price and redemption price per                   $10.17
share ($147,620,188 (divided by) 14,512,344 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME                                                         $ 10,413,190
Interest

EXPENSES

Management fee                                             $ 893,041

Non-interested trustees' compensation                       642

 TOTAL EXPENSES                                                            893,683

NET INVESTMENT INCOME                                                      9,519,507

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      667,576

 Futures contracts                                          (1,235,544)    (567,968)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      11,359,336

 Futures contracts                                          (486,776)      10,872,560

NET GAIN (LOSS)                                                            10,304,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 19,824,099
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            SEPTEMBER 30,    SEPTEMBER 30,
                                                            1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 9,519,507      $ 7,936,737
Net investment income

 Net realized gain (loss)                                    (567,968)        (549,207)

 Change in net unrealized appreciation (depreciation)        10,872,560       (15,299,934)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             19,824,099       (7,912,404)
FROM OPERATIONS

Distributions to shareholders                                (9,551,251)      (7,926,431)
From net investment income

 In excess of net realized gain                              (301,382)        (115,335)

 TOTAL DISTRIBUTIONS                                         (9,852,633)      (8,041,766)

Share transactions                                           140,438,576      118,983,535
Net proceeds from sales of shares

 Reinvestment of distributions                               6,708,954        5,044,936

 Cost of shares redeemed                                     (115,705,936)    (130,726,831)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             31,441,594       (6,698,360)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    41,413,060       (22,652,530)

NET ASSETS

 Beginning of period                                         106,207,128      128,859,658

 End of period (including distributions in excess of net    $ 147,620,188    $ 106,207,128
investment income of $(418,388) and $(403,111),
respectively)

OTHER INFORMATION
Shares

 Sold                                                        14,472,404       11,589,057

 Issued in reinvestment of distributions                     684,893          497,135

 Redeemed                                                    (11,814,293)     (12,700,880)

 Net increase (decrease)                                     3,343,004        (614,688)


FINANCIAL HIGHLIGHTS

                                             YEARS ENDED                 OCTOBER 1, 1992
                                             SEPTEMBER 30,               (COMMENCEMENT OF
                                                                         OPERATIONS) TO
                                                                         SEPTEMBER 30,

                                             1995            1994 B      1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 9.510         $ 10.940    $ 10.000

Income from Investment Operations             .693            .668        .799
Net investment income

 Net realized and unrealized gain (loss)      .673            (1.384)     .940

 Total from investment operations             1.366           (.716)      1.739

Less Distributions                            (.686)          (.704)      (.798)
From net investment income

 In excess of net investment income           -               -           (.001)

 In excess of net realized gain               (.020)          (.010)      -

 Total distributions                          (.706)          (.714)      (.799)

Net asset value, end of period               $ 10.170        $ 9.510     $ 10.940

TOTAL RETURN A                                14.94%          (6.75)%     18.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 147,620       $ 106,207   $ 128,860

Ratio of expenses to average net assets       .65%            .65%        .65%

Ratio of net investment income to average     6.92%           6.90%       7.58%
net assets

Portfolio turnover rate                       147%            44%         55%


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
B EFFECTIVE NOVEMBER 1, 1993 , THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF
INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end.
Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $191,268,359 and $169,622,202, respectively, of which U.S. government and government agency obligations aggregated $180,965,529 and $109,458,021, respectively.
The market value of futures contracts opened and closed during the period amounted to $34,434,399 and $51,195,220, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $7,635 for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Spartan Investment Grade Bond Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Investment Grade Bond Fund (a fund of Fidelity Charles Street Trust) at September 30,1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
November 3, 1995
DISTRIBUTIONS


A total of 27.6% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
* The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning Jr., Vice President
Michael Gray, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Short-Term World Income
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Long-Term Government Bond
Spartan Short-Intermediate
Government
Spartan Short-Term Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
 AUTOMATED LINES FOR QUICKEST SERVICE